UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Perspectives® Portfolio

Voya Government Liquid Assets Portfolio

Voya High Yield Portfolio

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

Voya Limited Maturity Bond Portfolio

Voya Multi-Manager Large Cap Core Portfolio

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

Voya U.S. Stock Index Portfolio

VY® BlackRock Inflation Protected Bond Portfolio

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

VY® Franklin Income Portfolio

VY® Invesco Growth and Income Portfolio

VY® JPMorgan Emerging Markets Equity Portfolio

VY® JPMorgan Small Cap Core Equity Portfolio

VY® Morgan Stanley Global Franchise Portfolio

VY® T. Rowe Price Capital Appreciation Portfolio

VY® T. Rowe Price Equity Income Portfolio

VY® T. Rowe Price International Stock Portfolio

VY® Templeton Global Growth Portfolio

The schedules are not audited.

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
944,352	Voya Emerging Markets Index Portfolio - Class I	$12,399,341	9.8
1,294,174	Voya Global Bond Fund - Class R6	13,084,103	10.3
1,585,242	Voya GNMA Income Fund - Class I	13,094,102	10.4
1,333,958	Voya High Yield Portfolio - Class I	12,926,049	10.2
428,409	Voya Index Plus LargeCap Portfolio - Class I	12,231,090	9.7
1,153,023	Voya International Index Portfolio - Class I	12,279,697	9.7
851,105	Voya MidCap Opportunities Portfolio - Class I	12,647,413	10.0
573,222	Voya Small Company Portfolio - Class I	12,410,253	9.8
1,257,580	Voya U.S. Bond Index Portfolio - Class I	13,028,527	10.3
1,052,465	VY® Clarion Global Real Estate Portfolio - Class I	12,545,385	9.9

	Total Mutual Funds
	(Cost $117,129,213)	126,645,960	100.1

	Liabilities in Excess of Other Assets	(69,877)	(0.1)
	Net Assets	$126,576,083	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Mutual Funds	$126,645,960	$–	$–	$126,645,960
Total Investments, at fair value	$126,645,960	$–	$–	$126,645,960

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2018	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,150,617	$24,838	$(739,689)	$(36,425)	$12,399,341	$-	$370,730	$-
Voya Global Bond Fund - Class R6	13,194,975	176,149	(378,106)	91,085	13,084,103	146,290	27,476	-
Voya GNMA Income Fund - Class I	13,166,430	555,368	(420,107)	(207,589)	13,094,102	90,076	(14,524)	-
Voya High Yield Portfolio - Class I	13,191,870	486,726	(394,471)	(358,076)	12,926,049	205,608	11,112	-
Voya Index Plus LargeCap Portfolio - Class I	13,037,978	24,832	(450,720)	(381,000)	12,231,090	-	155,858	-
Voya International Index Portfolio - Class I	13,095,984	33,993	(594,142)	(256,138)	12,279,697	-	177,260	-
Voya MidCap Opportunities Portfolio - Class I	13,033,136	24,832	(569,166)	158,611	12,647,413	-	120,981	-
Voya Small Company Portfolio - Class I	13,025,233	24,832	(376,187)	(263,625)	12,410,253	-	61,874	-
Voya U.S. Bond Index Portfolio - Class I	13,145,640	575,709	(416,971)	(275,851)	13,028,527	75,788	(11,388)	-
VY® Clarion Global Real Estate Portfolio - Class I	13,108,233	456,026	(397,507)	(621,367)	12,545,385	-	8,076	-
	$131,150,096	$2,383,305	$(4,737,066)	$(2,150,375)	$126,645,960	$517,762	$907,455	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $120,022,525.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$10,415,183
Gross Unrealized Depreciation	(3,791,748)

Net Unrealized Appreciation	$6,623,435

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 34.0%
400,000	Fannie Mae, 1.800%, 10/29/2018	$398,454	0.1
1,950,000	Federal Farm Credit Banks, 1.280%, 04/13/2018	1,949,781	0.3
7,750,000	Federal Farm Credit Banks, 1.670%, (PRIME + (3.080)%), 03/12/2019	7,751,449	1.0
650,000	Federal Farm Credit Banks, 1.750%, 09/28/2018	647,242	0.1
6,890,000	Federal Farm Credit Banks, 1.760%, (US0001M + 0.045%), 04/09/2018	6,890,353	0.9
5,100,000	Federal Farm Credit Banks, 1.760%, (US0001M + 0.055%), 06/08/2018	5,101,856	0.7
2,070,000	Federal Farm Credit Banks, 1.780%, (US0001M + 0.045%), 06/11/2018	2,070,760	0.3
385,000	Federal Farm Credit Banks, 1.830%, (US0001M + 0.020%), 05/17/2018	385,072	0.0
1,760,000	Federal Farm Credit Banks, 1.840%, (US0001M + 0.050%), 04/16/2018	1,760,173	0.2
1,729,000	Federal Farm Credit Banks, 1.910%, 01/25/2019	1,719,452	0.2
1,000,000	Federal Farm Credit Banks, 1.920%, (US0001M + 0.065%), 10/22/2018	1,001,049	0.1
1,300,000	Federal Farm Credit Banks, 1.940%, (US0001M + 0.120%), 06/20/2018	1,300,767	0.2
10,000,000	Federal Farm Credit Banks, 1.970%, (US0003M + (0.050)%), 06/06/2018	10,003,367	1.3
1,000,000	Federal Farm Credit Banks, 1.990%, (US0003M + (0.035)%), 09/04/2018	1,000,624	0.1
5,250,000	Federal Farm Credit Banks, 1.990%, (USBMMY3M + 0.200%), 11/14/2018	5,257,174	0.7
6,300,000	(1) Federal Home Loan Bank Discount Notes, 04/06/2018	6,298,574	0.8
2,815,000	Federal Home Loan Bank Discount Notes, 1.660%, 04/25/2018	2,811,960	0.4
9,000,000	Federal Home Loan Banks, 1.480%, (US0003M + (0.220)%), 07/09/2018	8,999,515	1.2
10,500,000	Federal Home Loan Banks, 1.530%, (US0001M + (0.140)%), 01/02/2019	10,498,021	1.4
46,000,000	Federal Home Loan Banks, 1.610%, (US0001M + (0.140)%), 04/13/2018	46,000,566	6.0
13,900,000	Federal Home Loan Banks, 1.660%, (US0001M + (0.125)%), 11/16/2018	13,900,000	1.8
11,000,000	Federal Home Loan Banks, 1.690%, (US0001M + (0.130)%), 08/20/2018	11,000,000	1.4
3,250,000	Federal Home Loan Mortgage Corp., 1.410%, 04/09/2018	3,249,533	0.4
42,500,000	Federal Home Loan Mortgage Corp., 1.600%, (US0001M + (0.170)%), 06/14/2018	42,500,000	5.5
3,000,000	Federal Home Loan Mortgage Corp., 1.640%, (US0001M + (0.165)%), 05/18/2018	3,000,000	0.4
13,750,000	Federal Home Loan Mortgage Corp., 1.710%, (US0001M + (0.130)%), 11/21/2018	13,750,000	1.8
41,750,000	Federal Home Loan Mortgage Corp., 1.750%, (US0001M + (0.125)%), 11/27/2018	41,750,000	5.4
1,000,000	Federal National Mortgage Association, 1.350%, 05/21/2018	999,521	0.1
1,000,000	Federal National Mortgage Association, 1.470%, 05/21/2018	999,395	0.1
7,465,000	Freddie Mac, 1.490%, (US0003M + (0.250)%), 07/24/2018	7,464,979	1.0
500,000	Freddie Mac, 1.820%, 11/19/2018	498,059	0.1

	Total U.S. Government Agency Debt
	(Cost $260,957,696)	260,957,696	34.0

U.S. TREASURY DEBT: 45.3%
196,500,000	United States Treasury Bill, 1.530%, 05/10/2018	196,182,208	25.6
38,750,000	United States Treasury Bill, 1.690%, 08/09/2018	38,519,464	5.0
85,000,000	United States Treasury Bill, 1.760%, 04/26/2018	84,898,472	11.1

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: (continued)
28,000,000	United States Treasury Bill, 1.800%, 06/28/2018	$27,879,709	3.6

	Total U.S. Treasury Debt
	(Cost $347,479,853)	347,479,853	45.3

U.S. TREASURY REPURCHASE AGREEMENT: 20.9%
	Repurchase Agreement: 20.9%
159,968,000	Deutsche Bank Repurchase Agreement dated 3/29/2018, 1.800%, due 4/2/2018, $159,999,994 to be received upon repurchase (Collateralized by $163,173,400, U.S. Treasury Note, 2.375%, Market Value plus accrued interest $163,167,449 due 3/15/2021)	159,968,000	20.9

	Total U.S. Treasury Repurchase Agreement
	(Cost $159,968,000)	159,968,000	20.9

	Total Investments in Securities (Cost $768,405,549)	$768,405,549	100.2
	Liabilities in Excess of Other Assets	(1,534,770)	(0.2)
	Net Assets	$766,870,779	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2018.

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At March 31, 2018, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
U.S. Treasury Repurchase Agreement	$–	$159,968,000	$–	$159,968,000
U.S. Treasury Debt	–	347,479,853	–	347,479,853
U.S. Government Agency Debt	–	260,957,696	–	260,957,696
Total Investments, at fair value	$–	$768,405,549	$–	$768,405,549

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.0%
		Basic Materials: 7.8%
2,140,000	(1),(2)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/2025	$2,177,450	0.4
370,000		ArcelorMittal, 7.250%, 10/15/2039	439,375	0.1
1,500,000	(2)	Aruba Investments, Inc., 8.750%, 02/15/2023	1,563,750	0.3
1,500,000	(2)	Cascades, Inc., 5.500%, 07/15/2022	1,516,875	0.3
1,135,000		Chemours Co/The, 5.375%, 05/15/2027	1,140,675	0.2
1,580,000	(2)	Constellium NV, 5.750%, 05/15/2024	1,556,300	0.3
250,000	(2)	Constellium NV, 5.875%, 02/15/2026	246,875	0.0
500,000	(2)	Constellium NV, 6.625%, 03/01/2025	507,500	0.1
1,775,000	(2)	Cornerstone Chemical Co., 6.750%, 08/15/2024	1,767,811	0.3
910,000	(2)	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/2022	948,675	0.2
915,000	(2)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	869,250	0.2
1,660,000	(1)	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,639,250	0.3
2,000,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	1,849,400	0.3
1,000,000		Hexion, Inc., 6.625%, 04/15/2020	937,500	0.2
935,000	(1),(2)	Hexion, Inc., 10.375%, 02/01/2022	909,287	0.2
930,000	(1),(2)	Hexion, Inc., 13.750%, 02/01/2022	795,150	0.1
1,220,000	(1)	Huntsman International LLC, 5.125%, 11/15/2022	1,264,225	0.2
1,850,000	(2)	IAMGOLD Corp., 7.000%, 04/15/2025	1,896,250	0.3
1,750,000	(1),(2)	INEOS Group Holdings SA, 5.625%, 08/01/2024	1,774,062	0.3
2,075,000	(2)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/2023	2,313,625	0.4
4,000,000	(3),(4)	Momentive Performance Materials, Inc. Escrow, 10/15/2020	–	–
1,799,000		Momentive Performance Materials, Inc., 3.880%, 10/24/2021	1,891,199	0.3
1,700,000		Olin Corp., 5.125%, 09/15/2027	1,680,875	0.3
2,250,000	(2)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	2,216,250	0.4
500,000		Steel Dynamics, Inc., 5.125%, 10/01/2021	509,350	0.1
1,000,000		Steel Dynamics, Inc., 5.500%, 10/01/2024	1,033,700	0.2
1,001,000		Teck Resources Ltd., 4.750%, 01/15/2022	1,018,518	0.2
2,350,000		Teck Resources Ltd., 5.200%, 03/01/2042	2,209,000	0.4
895,000	(2)	Tronox Finance LLC, 7.500%, 03/15/2022	929,115	0.2
580,000	(2)	Tronox Finance PLC, 5.750%, 10/01/2025	565,500	0.1
2,050,000	(2)	Tronox, Inc., 6.500%, 04/15/2026	2,055,125	0.4
1,160,000	(1)	United States Steel Corp., 6.250%, 03/15/2026	1,158,550	0.2
335,000		Valvoline, Inc., 4.375%, 08/15/2025	325,788	0.1
800,000		Valvoline, Inc., 5.500%, 07/15/2024	823,000	0.2
			42,529,255	7.8

		Communications: 15.4%
1,890,000	(1),(2)	Acosta, Inc., 7.750%, 10/01/2022	1,200,150	0.2
1,000,000	(1),(2)	Altice Finco SA, 8.125%, 01/15/2024	1,035,000	0.2
3,075,000	(2)	Altice France SA/France, 6.250%, 05/15/2024	2,909,719	0.5
2,030,000	(1),(2)	Altice Luxembourg SA, 7.625%, 02/15/2025	1,743,262	0.3
2,000,000	(2)	Altice Luxembourg SA, 7.750%, 05/15/2022	1,862,500	0.3
1,855,000	(2)	Altice US Finance I Corp., 5.500%, 05/15/2026	1,813,262	0.3
1,850,000		AMC Networks, Inc., 4.750%, 08/01/2025	1,787,340	0.3
1,175,000	(2)	Block Communications, Inc., 6.875%, 02/15/2025	1,187,431	0.2
960,000		Cablevision Systems Corp., 5.875%, 09/15/2022	954,912	0.2
2,660,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,532,054	0.5
1,665,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,569,263	0.3
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	1,016,885	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,130,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	$1,108,812	0.2
2,395,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,389,036	0.4
1,000,000		CenturyLink, Inc., 5.625%, 04/01/2020	1,011,250	0.2
950,000	(2)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/2021	951,188	0.2
425,000	(2)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.500%, 04/01/2028	436,688	0.1
1,760,000	(2)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	1,840,080	0.3
2,600,000		CSC Holdings LLC, 5.250%, 06/01/2024	2,479,750	0.5
1,100,000	(2)	CSC Holdings LLC, 5.375%, 02/01/2028	1,041,799	0.2
1,125,000	(2)	CSC Holdings LLC, 6.625%, 10/15/2025	1,164,375	0.2
525,000		DISH DBS Corp., 5.000%, 03/15/2023	475,781	0.1
1,000,000		DISH DBS Corp., 5.875%, 07/15/2022	958,750	0.2
1,675,000		DISH DBS Corp., 5.875%, 11/15/2024	1,499,125	0.3
1,160,000	(1),(2)	Frontier Communications Corp., 8.500%, 04/01/2026	1,128,100	0.2
1,650,000	(2)	Gray Television, Inc., 5.125%, 10/15/2024	1,600,500	0.3
2,500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/2023	2,031,250	0.4
2,205,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	2,169,169	0.4
1,500,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,417,500	0.3
800,000		Level 3 Financing, Inc., 5.375%, 01/15/2024	781,504	0.1
1,220,000		LIN Television Corp., 5.875%, 11/15/2022	1,261,175	0.2
2,225,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/2023	2,295,933	0.4
500,000	(2)	Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 08/15/2023	528,125	0.1
1,150,000	(2)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	1,129,530	0.2
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,164,175	0.2
2,159,000	(2)	Plantronics, Inc., 5.500%, 05/31/2023	2,145,614	0.4
2,070,000	(2)	Salem Media Group, Inc., 6.750%, 06/01/2024	1,992,375	0.4
1,065,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	993,113	0.2
1,530,000	(1)	Sinclair Television Group, Inc., 6.125%, 10/01/2022	1,573,988	0.3
2,280,000	(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,154,600	0.4
1,340,000	(2)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	1,383,550	0.3
3,500,000		Sprint Communications, Inc., 6.000%, 11/15/2022	3,443,125	0.6
3,235,000		Sprint Corp., 7.125%, 06/15/2024	3,162,213	0.6
1,750,000		Sprint Corp., 7.250%, 09/15/2021	1,813,438	0.3
2,275,000	(1)	Sprint Corp., 7.625%, 03/01/2026	2,226,656	0.4
1,375,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,433,025	0.3
1,470,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,602,300	0.3
1,295,000	(2)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	1,424,500	0.3
265,000		T-Mobile USA, Inc., 4.500%, 02/01/2026	254,731	0.1
600,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	604,500	0.1
2,700,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	2,875,500	0.5
1,255,000	(2)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	1,228,331	0.2
2,360,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	2,436,700	0.5
			83,223,632	15.4

		Consumer, Cyclical: 17.1%
2,345,000	(2)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	2,244,634	0.4
500,000		AMC Entertainment Holdings, Inc., 5.875%, 02/15/2022	508,125	0.1
1,750,000	(1)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,723,750	0.3
2,080,000	(2)	American Tire Distributors, Inc., 10.250%, 03/01/2022	2,134,600	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,000,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	$2,045,000	0.4
1,270,000	(2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,244,600	0.2
1,308,000	(2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/2021	1,317,810	0.2
2,070,000		AV Homes, Inc., 6.625%, 05/15/2022	2,117,030	0.4
830,000	(2)	Boyne USA, Inc., 7.250%, 05/01/2025	855,937	0.2
2,390,000		Caleres, Inc., 6.250%, 08/15/2023	2,488,587	0.5
1,170,000	(2)	Carmike Cinemas, Inc., 6.000%, 06/15/2023	1,222,650	0.2
1,880,000	(2)	CCM Merger, Inc., 6.000%, 03/15/2022	1,903,500	0.4
2,135,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	2,175,031	0.4
2,900,000		Century Communities, Inc., 5.875%, 07/15/2025	2,769,500	0.5
1,875,000	(2)	Cooper-Standard Automotive, Inc., 5.625%, 11/15/2026	1,875,000	0.3
2,895,000	(2)	CRC Escrow Issuer LLC / CRC Finco, Inc., 5.250%, 10/15/2025	2,782,616	0.5
1,790,000		Dana, Inc., 5.500%, 12/15/2024	1,825,800	0.3
2,320,000	(2)	DBP Holding Corp., 7.750%, 10/15/2020	1,218,000	0.2
1,715,000	(2)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/2024	1,860,775	0.3
440,000		GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/2021	442,200	0.1
880,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/2026	895,400	0.2
2,275,000	(2)	Golden Nugget, Inc., 6.750%, 10/15/2024	2,297,750	0.4
1,970,000		Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	1,987,237	0.4
805,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	814,056	0.2
2,060,000	(2)	Hot Topic, Inc., 9.250%, 06/15/2021	2,049,700	0.4
980,000	(2)	International Game Technology PLC, 6.250%, 02/15/2022	1,031,450	0.2
955,000	(2)	International Game Technology PLC, 6.500%, 02/15/2025	1,027,819	0.2
1,930,000	(2)	IRB Holding Corp., 6.750%, 02/15/2026	1,896,418	0.3
880,000	(2)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	876,700	0.2
1,130,000	(2)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	1,128,587	0.2
1,750,000		L Brands, Inc., 6.750%, 07/01/2036	1,688,750	0.3
2,000,000	(2)	Lennar Corp., 5.250%, 06/01/2026	1,985,000	0.4
500,000	(2)	Lennar Corp., 5.375%, 10/01/2022	516,250	0.1
2,095,000	(2)	Lions Gate Entertainment Corp., 5.875%, 11/01/2024	2,184,037	0.4
1,315,000		M/I Homes, Inc., 5.625%, 08/01/2025	1,286,662	0.2
945,000		M/I Homes, Inc., 6.750%, 01/15/2021	976,894	0.2
1,600,000	(1)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	1,652,000	0.3
1,225,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,160,688	0.2
1,495,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,640,763	0.3
500,000		MGM Resorts International, 6.000%, 03/15/2023	526,250	0.1
2,000,000		MGM Resorts International, 6.625%, 12/15/2021	2,162,500	0.4
500,000		MGM Resorts International, 6.750%, 10/01/2020	532,500	0.1
1,850,000	(2)	Navistar International Corp., 6.625%, 11/01/2025	1,854,625	0.3
1,180,000	(1),(2)	Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/2021	752,250	0.1
2,095,000	(1),(2),(5)	Neiman Marcus Group Ltd., Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 10/15/2021	1,346,037	0.2
2,215,000	(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	2,131,938	0.4
235,000	(2)	PetSmart, Inc., 5.875%, 06/01/2025	170,963	0.0
3,370,000	(2)	PetSmart, Inc., 7.125%, 03/15/2023	1,929,325	0.4
2,415,000	(2)	Rite Aid Corp., 6.125%, 04/01/2023	2,445,188	0.5
2,120,000	(2)	Scientific Games International, Inc., 5.000%, 10/15/2025	2,067,000	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,010,000		Scientific Games International, Inc., 6.625%, 05/15/2021	$1,039,038	0.2
1,815,000		Scientific Games International, Inc., 10.000%, 12/01/2022	1,961,334	0.4
1,640,000	(2)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	1,742,500	0.3
775,000	(2)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	756,594	0.1
1,550,000	(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,538,375	0.3
2,000,000		Springs Industries, Inc., 6.250%, 06/01/2021	2,032,500	0.4
1,995,000	(2)	Station Casinos LLC, 5.000%, 10/01/2025	1,900,238	0.4
2,050,000	(2),(4)	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/2022	963,500	0.2
1,955,000	(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,857,250	0.3
465,000	(2)	WMG Acquisition Corp., 5.625%, 04/15/2022	477,206	0.1
800,000	(2)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	782,000	0.1
			92,820,417	17.1

		Consumer, Non-cyclical: 18.1%
2,100,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	2,110,500	0.4
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	114,950	0.0
2,145,000		Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 06/15/2024	1,933,181	0.4
1,750,000	(2)	APTIM Corp., 7.750%, 06/15/2025	1,518,125	0.3
1,293,217	(2),(4),(5)	BI-LO LLC / BI-LO Finance Corp., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2018	740,367	0.1
1,165,000	(1),(2),(4)	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/2019	1,169,369	0.2
1,190,000	(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,127,525	0.2
485,000		Centene Corp., 4.750%, 01/15/2025	474,087	0.1
2,035,000		Centene Corp., 5.625%, 02/15/2021	2,096,050	0.4
775,000		Centene Corp., 6.125%, 02/15/2024	808,480	0.1
415,000		Central Garden & Pet Co., 5.125%, 02/01/2028	395,287	0.1
1,750,000		Central Garden & Pet Co., 6.125%, 11/15/2023	1,835,312	0.3
1,780,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,648,725	0.3
1,285,000	(1)	CHS/Community Health Systems, Inc., 7.125%, 07/15/2020	1,052,094	0.2
775,000	(1)	CHS/Community Health Systems, Inc., 8.000%, 11/15/2019	701,375	0.1
1,410,000	(2)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,395,900	0.3
1,660,000		DaVita, Inc., 5.125%, 07/15/2024	1,623,687	0.3
1,245,000	(2),(5)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	1,257,450	0.2
400,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	396,000	0.1
1,155,000	(2)	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/2023	880,687	0.2
675,000	(2)	Envision Healthcare Corp., 5.125%, 07/01/2022	675,000	0.1
2,000,000		Envision Healthcare Corp., 5.625%, 07/15/2022	2,019,000	0.4
2,000,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	2,105,000	0.4
1,185,000		HCA, Inc., 5.375%, 02/01/2025	1,190,925	0.2
1,350,000		HCA, Inc., 5.500%, 06/15/2047	1,307,812	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/2023	2,075,000	0.4
3,500,000		HCA, Inc., 7.500%, 02/15/2022	3,854,375	0.7
354,000	(2)	Herc Rentals, Inc., 7.500%, 06/01/2022	379,665	0.1
434,000	(2)	Herc Rentals, Inc., 7.750%, 06/01/2024	471,975	0.1
560,000	(1),(2)	Hertz Corp./The, 7.625%, 06/01/2022	567,700	0.1
1,365,000	(1),(2)	Hertz Corp., 5.500%, 10/15/2024	1,160,250	0.2
1,500,000	(1)	Hertz Corp., 7.375%, 01/15/2021	1,494,375	0.3
2,445,000	(2)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	2,542,800	0.5
2,405,000	(2)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/2023	2,438,069	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
470,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	$440,625	0.1
1,035,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,013,317	0.2
2,400,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	2,307,000	0.4
2,040,000	(2)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	2,091,000	0.4
1,920,000	(2)	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022	1,934,400	0.4
1,535,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,523,487	0.3
2,570,000	(2)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,659,950	0.5
380,000	(2)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	370,025	0.1
1,115,000	(2)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,050,887	0.2
1,255,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/2024	1,305,200	0.2
545,000	(2),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	557,268	0.1
900,000	(2)	Post Holdings, Inc., 5.000%, 08/15/2026	857,250	0.2
1,525,000	(2)	Post Holdings, Inc., 5.625%, 01/15/2028	1,462,094	0.3
1,100,000	(2)	Post Holdings, Inc., 8.000%, 07/15/2025	1,238,875	0.2
1,415,000	(1)	Revlon Consumer Products Corp., 6.250%, 08/01/2024	879,069	0.2
145,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	148,625	0.0
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	1,035,000	0.2
2,060,000	(2)	Sotera Health Holdings LLC, 6.500%, 05/15/2023	2,080,600	0.4
1,175,000	(2),(5)	Sotera Health Topco, Inc., 8.125% (PIK Rate 8.875%, Cash Rate 8.125%), 11/01/2021	1,183,812	0.2
1,748,000		Teleflex, Inc., 5.250%, 06/15/2024	1,796,070	0.3
1,105,000	(2)	Tenet Healthcare Corp., 5.125%, 05/01/2025	1,066,325	0.2
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/2020	2,093,344	0.4
2,340,000	(1)	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,299,050	0.4
750,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	784,688	0.1
670,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	651,208	0.1
500,000		United Rentals North America, Inc., 5.500%, 05/15/2027	505,000	0.1
800,000		United Rentals North America, Inc., 4.625%, 10/15/2025	780,000	0.1
1,165,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,127,138	0.2
1,285,000	(2)	US Foods, Inc., 5.875%, 06/15/2024	1,320,338	0.2
1,000,000	(2)	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/2023	878,750	0.2
1,350,000	(2)	Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/2025	1,319,288	0.2
1,435,000	(2)	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/2025	1,243,786	0.2
3,055,000	(2)	Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/2021	3,074,094	0.6
720,000	(2)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	753,300	0.1
280,000	(2)	Valeant Pharmaceuticals International, Inc., 9.000%, 12/15/2025	279,300	0.0
2,480,000	(2)	Valeant Pharmaceuticals International, 7.250%, 07/15/2022	2,489,300	0.5
845,000	(2)	Valeant Pharmaceuticals International, 9.250%, 04/01/2026	843,944	0.2
2,800,000	(2)	Vizient, Inc., 10.375%, 03/01/2024	3,115,000	0.6
2,215,000	(2)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	2,120,863	0.4
			98,240,367	18.1

		Energy: 14.5%
1,860,000		Antero Resources Corp., 5.125%, 12/01/2022	1,883,250	0.3
1,020,000	(1)	Antero Resources Corp., 5.000%, 03/01/2025	1,027,650	0.2
2,800,000	(1),(2)	California Resources Corp., 8.000%, 12/15/2022	2,208,500	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/2023	$248,125	0.0
1,520,000	(2)	Centennial Resource Production LLC, 5.375%, 01/15/2026	1,495,300	0.3
2,140,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	2,131,975	0.4
1,155,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	1,212,750	0.2
2,140,000	(1),(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	2,075,800	0.4
1,250,000	(2)	Continental Resources, Inc./OK, 4.375%, 01/15/2028	1,220,312	0.2
1,250,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	1,267,187	0.2
1,500,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	1,524,375	0.3
1,885,000	(2)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	1,885,000	0.3
2,080,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	2,069,600	0.4
2,245,000	(2)	Delek Logistics Partners L.P., 6.750%, 05/15/2025	2,278,675	0.4
1,400,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	1,008,000	0.2
1,370,000		Diamondback Energy, Inc., 4.750%, 11/01/2024	1,359,725	0.3
385,000	(2)	Diamondback Energy, Inc., 5.375%, 05/31/2025	391,449	0.1
1,870,000		Eclipse Resources Corp., 8.875%, 07/15/2023	1,774,162	0.3
760,000	(2)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	758,100	0.1
1,140,000	(2)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	1,140,000	0.2
1,100,000	(1)	Ensco PLC, 5.200%, 03/15/2025	900,625	0.2
700,000		Ensco PLC, 5.750%, 10/01/2044	481,250	0.1
760,000		Ensco PLC, 7.750%, 02/01/2026	699,200	0.1
1,415,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/2021	1,501,669	0.3
380,000		Gulfport Energy Corp., 6.375%, 01/15/2026	361,950	0.1
1,420,000		Gulfport Energy Corp., 6.000%, 10/15/2024	1,354,325	0.3
460,000		Gulfport Energy Corp., 6.375%, 05/15/2025	444,475	0.1
945,000	(2)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	933,187	0.2
2,000,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	1,980,000	0.4
1,930,000	(2)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,828,675	0.3
1,900,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	1,719,500	0.3
990,000	(2)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	992,475	0.2
1,545,000	(2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,563,849	0.3
1,385,000		Murphy Oil Corp., 4.450%, 12/01/2022	1,343,450	0.2
995,000		Murphy Oil Corp., 5.750%, 08/15/2025	982,562	0.2
380,000		Murphy Oil Corp., 6.875%, 08/15/2024	397,100	0.1
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	70,612	0.0
2,000,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	2,070,000	0.4
1,415,000	(2)	Murray Energy Corp., 11.250%, 04/15/2021	537,700	0.1
1,557,000		Newfield Exploration Co., 5.625%, 07/01/2024	1,650,420	0.3
225,000	(2)	NGPL PipeCo LLC, 4.375%, 08/15/2022	224,437	0.0
850,000	(2)	NGPL PipeCo LLC, 4.875%, 08/15/2027	840,437	0.2
770,000	(2)	Noble Holding International Ltd., 7.875%, 02/01/2026	759,413	0.1
315,000	(2)	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	320,513	0.1
2,250,000	(1)	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,289,375	0.4
690,000		Range Resources Corp., 5.875%, 07/01/2022	696,900	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,000,000	(2)	Rockies Express Pipeline LLC, 5.625%, 04/15/2020	$2,080,020	0.4
1,470,000	(1)	Sanchez Energy Corp., 6.125%, 01/15/2023	1,079,531	0.2
1,160,000	(1),(2)	Sanchez Energy Corp., 7.250%, 02/15/2023	1,168,700	0.2
976,000	(1)	Sanchez Energy Corp., 7.750%, 06/15/2021	902,800	0.2
1,900,000	(2)	SRC Energy, Inc., 6.250%, 12/01/2025	1,914,250	0.4
500,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/2022	490,000	0.1
1,175,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	1,125,063	0.2
640,000	(2)	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	618,400	0.1
65,000	(2)	Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	62,888	0.0
65,000	(2)	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	62,969	0.0
1,670,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,686,700	0.3
2,700,000	(1)	Transocean, Inc., 6.800%, 03/15/2038	2,119,500	0.4
2,145,000		Unit Corp., 6.625%, 05/15/2021	2,155,725	0.4
1,940,000	(2)	Vermilion Energy, Inc., 5.625%, 03/15/2025	1,906,050	0.4
1,805,000		WildHorse Resource Development Corp., 6.875%, 02/01/2025	1,818,538	0.3
3,237,000		WPX Energy, Inc., 6.000%, 01/15/2022	3,342,203	0.6
			78,437,371	14.5

		Financial: 4.9%
2,200,000		Ally Financial, Inc., 5.750%, 11/20/2025	2,274,910	0.4
500,000		Ally Financial, Inc., 7.500%, 09/15/2020	541,875	0.1
1,652,000		Ally Financial, Inc., 8.000%, 11/01/2031	2,025,765	0.4
1,500,000		CIT Group, Inc., 5.000%, 08/15/2022	1,539,375	0.3
195,000		CIT Group, Inc., 5.250%, 03/07/2025	200,132	0.0
385,000		CIT Group, Inc., 6.125%, 03/09/2028	400,400	0.1
285,000		Equinix, Inc., 5.375%, 04/01/2023	292,481	0.0
1,700,000		Equinix, Inc., 5.750%, 01/01/2025	1,776,500	0.3
2,100,000	(2)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,048,130	0.4
800,000	(2)	FBM Finance, Inc., 8.250%, 08/15/2021	840,000	0.2
900,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	931,500	0.2
825,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	810,810	0.1
400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/2026	400,500	0.1
502,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	514,555	0.1
2,535,000		Navient Corp., 5.875%, 10/25/2024	2,496,975	0.5
750,000		Navient Corp., 6.125%, 03/25/2024	750,938	0.1
2,000,000		Navient Corp., 7.250%, 09/25/2023	2,100,000	0.4
1,065,000	(2)	Quicken Loans, Inc., 5.250%, 01/15/2028	998,438	0.2
2,000,000	(1),(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	2,013,100	0.4
400,000		Springleaf Finance Corp., 6.125%, 05/15/2022	408,640	0.1
1,755,000	(2)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,757,194	0.3
1,310,000	(2)	UniCredit SpA, 5.861%, 06/19/2032	1,333,200	0.2
			26,455,418	4.9

		Industrial: 10.1%
1,875,000	(2)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	1,898,437	0.3
1,880,000		AECOM, 5.875%, 10/15/2024	1,976,350	0.4
2,375,000	(5)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	2,467,031	0.4
200,000	(2),(5)	ARD Securities Finance SARL, 8.750% (PIK Rate 8.750%, Cash Rate 0.000%), 01/31/2023	210,000	0.0
492,000	(2)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	495,690	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,000,000	(2)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	$1,067,500	0.2
1,670,000	(2)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,749,325	0.3
1,005,000	(2)	BMC East LLC, 5.500%, 10/01/2024	1,007,512	0.2
1,250,000	(2)	Bombardier, Inc., 6.000%, 10/15/2022	1,245,312	0.2
1,365,000	(2)	Bombardier, Inc., 7.500%, 12/01/2024	1,416,188	0.3
2,350,000	(2)	Bombardier, Inc., 8.750%, 12/01/2021	2,587,937	0.5
2,545,000	(2)	BWAY Holding Co., 7.250%, 04/15/2025	2,602,263	0.5
1,770,000	(2)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,737,919	0.3
836,000	(2)	Gates Global LLC / Gates Global Co., 6.000%, 07/15/2022	849,669	0.2
2,100,000	(2)	Itron, Inc., 5.000%, 01/15/2026	2,074,380	0.4
960,000	(2)	Jeld-Wen, Inc., 4.625%, 12/15/2025	924,000	0.2
960,000	(2)	Jeld-Wen, Inc., 4.875%, 12/15/2027	909,600	0.2
1,300,000	(2)	Koppers, Inc., 6.000%, 02/15/2025	1,331,460	0.2
1,775,000	(2)	Masonite International Corp., 5.625%, 03/15/2023	1,834,906	0.3
190,000	(2)	Multi-Color Corp., 4.875%, 11/01/2025	178,125	0.0
2,525,000	(2)	Multi-Color Corp., 6.125%, 12/01/2022	2,613,375	0.5
1,415,000	(2)	Novelis Corp., 5.875%, 09/30/2026	1,397,313	0.3
400,000	(2)	Novelis Corp., 6.250%, 08/15/2024	411,000	0.1
1,595,000		Orbital ATK, Inc., 5.500%, 10/01/2023	1,674,750	0.3
275,000	(2)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	285,141	0.0
2,000,000	(2)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	2,115,000	0.4
1,520,000	(2)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,523,800	0.3
870,000	(2)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	879,527	0.2
115,000	(2)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	120,606	0.0
484,554		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	491,216	0.1
1,000,000	(2)	Sealed Air Corp., 5.500%, 09/15/2025	1,037,500	0.2
500,000	(2)	Sealed Air Corp., 6.500%, 12/01/2020	532,500	0.1
2,515,000	(2)	Shape Technologies Group, Inc., 7.625%, 02/01/2020	2,572,845	0.5
2,295,000	(2)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	2,363,850	0.4
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/2023	522,750	0.1
2,000,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/2022	2,165,000	0.4
800,000		TransDigm, Inc., 6.375%, 06/15/2026	808,000	0.1
1,180,000		TransDigm, Inc., 6.500%, 05/15/2025	1,194,750	0.2
2,030,000	(2)	Wrangler Buyer Corp., 6.000%, 10/01/2025	2,004,625	0.4
1,260,000	(2)	Zekelman Industries, Inc., 9.875%, 06/15/2023	1,389,150	0.3
			54,666,302	10.1

		Technology: 6.5%
1,575,000	(2)	Ascend Learning LLC, 6.875%, 08/01/2025	1,622,250	0.3
2,500,000	(2)	BMC Software Finance, Inc., 8.125%, 07/15/2021	2,509,375	0.4
754,000	(2),(5)	Boxer Parent Co., Inc., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 10/15/2019	754,942	0.1
1,595,000	(2)	CDK Global, Inc., 4.875%, 06/01/2027	1,539,175	0.3
580,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	580,000	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,571,700	0.3
1,665,000	(2)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	1,657,174	0.3
1,200,000	(2)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,272,999	0.2
445,000	(2)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	456,681	0.1
1,200,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,293,639	0.2
445,000	(2)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	475,469	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
1,410,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	$1,496,363	0.3
1,000,000	(2)	First Data Corp., 5.750%, 01/15/2024	1,010,000	0.2
3,650,000	(2)	First Data Corp., 7.000%, 12/01/2023	3,846,188	0.7
2,000,000	(2),(5)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% (PIK Rate 7.875%, Cash Rate 7.125%), 05/01/2021	2,027,500	0.4
1,895,000	(2)	Micron Technology, Inc., 5.250%, 01/15/2024	1,968,431	0.4
910,000	(2)	MSCI, Inc., 5.250%, 11/15/2024	933,660	0.2
865,000	(2)	MSCI, Inc., 5.750%, 08/15/2025	907,991	0.2
1,000,000		NCR Corp., 4.625%, 02/15/2021	997,500	0.2
500,000		NCR Corp., 5.000%, 07/15/2022	502,500	0.1
750,000		NCR Corp., 6.375%, 12/15/2023	780,000	0.1
1,780,000	(2)	Open Text Corp., 5.625%, 01/15/2023	1,853,425	0.3
535,000	(2)	Open Text Corp., 5.875%, 06/01/2026	551,558	0.1
510,000		Qorvo, Inc., 6.750%, 12/01/2023	545,700	0.1
510,000		Qorvo, Inc., 7.000%, 12/01/2025	556,323	0.1
1,430,000	(2)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,483,625	0.3
400,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/2023	402,000	0.1
1,745,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 10.500%, 02/01/2024	1,640,300	0.3
			35,236,468	6.5

		Utilities: 1.6%
500,000	(1)	Calpine Corp., 5.375%, 01/15/2023	480,525	0.1
750,000		Calpine Corp., 5.500%, 02/01/2024	685,313	0.1
1,775,000	(1)	Calpine Corp., 5.750%, 01/15/2025	1,628,562	0.3
2,000,000	(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	2,065,000	0.4
760,000	(2)	NRG Energy, Inc., 5.750%, 01/15/2028	744,800	0.1
1,250,000		NRG Energy, Inc., 6.250%, 07/15/2022	1,293,375	0.3
1,050,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,078,875	0.2
475,000		NRG Energy, Inc., 7.250%, 05/15/2026	505,875	0.1
			8,482,325	1.6

	Total Corporate Bonds/Notes
	(Cost $524,719,236)		520,091,555	96.0

CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
499,200	(2),(4)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	10,639	0.0

	Total Convertible Bonds/Notes
	(Cost $451,666)		10,639	0.0

BANK LOANS: 0.3%
		Healthcare - Services: 0.3%
1,692,413		Kindred Healthcare, Inc., 5.645%, (US0003M + 3.500%), 04/09/2021	1,700,056	0.3

	Total Bank Loans
	(Cost $1,689,339)		1,700,056	0.3

	Total Long-Term Investments
	(Cost $526,860,241)		521,802,250	96.3

SHORT-TERM INVESTMENTS: 8.0%
		Securities Lending Collateral(6): 8.0%
2,108,617		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $2,109,026, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $2,150,895, due 04/19/18-09/09/49)	2,108,617	0.4
10,274,532		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $10,276,559, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $10,480,023, due 03/31/18-02/20/68)	10,274,532	1.9

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(6): (continued)
10,274,532	Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $10,276,570, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,480,023, due 04/30/18-12/01/51)	$10,274,532	1.9
10,274,532	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $10,276,581, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $10,480,023, due 04/02/18-02/20/68)	10,274,532	1.9
10,326,600	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $10,328,977, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,570,075, due 04/15/19-02/15/47)	10,326,600	1.9
		43,258,813	8.0

	Total Short-Term Investments
	(Cost $43,258,813)	43,258,813	8.0

	Total Investments in Securities (Cost $570,119,054)	$565,061,063	104.3
	Liabilities in Excess of Other Assets	(23,042,389)	(4.3)
	Net Assets	$542,018,674	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Defaulted security
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$520,091,555	$–	$520,091,555
Bank Loans	–	1,700,056	–	1,700,056
Convertible Bonds/Notes	–	10,639	–	10,639
Short-Term Investments	–	43,258,813	–	43,258,813
Total Investments, at fair value	$–	$565,061,063	$–	$565,061,063

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $570,216,946.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$11,838,459
Gross Unrealized Depreciation	(16,994,342)

Net Unrealized Depreciation	$(5,155,883)

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 17.9%
193,744	(1)	Amazon.com, Inc.	$280,413,441	4.6
167,067	(1)	Autozone, Inc.	108,374,692	1.8
629,060	(1)	Burlington Stores, Inc.	83,759,339	1.4
3,294,570		Comcast Corp. – Class A	112,575,457	1.8
891,461	(1)	Dollar Tree, Inc.	84,599,649	1.4
366,063		Domino's Pizza, Inc.	85,497,674	1.4
770,835		Hasbro, Inc.	64,981,391	1.1
973,728		Home Depot, Inc.	173,557,279	2.8
999,589		Lowe's Cos, Inc.	87,713,935	1.4
112,338		Marriott International, Inc.	15,275,721	0.2
			1,096,748,578	17.9

		Consumer Staples: 6.7%
1,681,408		Church & Dwight Co., Inc.	84,675,707	1.4
1,702,202	(1)	Monster Beverage Corp.	97,382,976	1.6
1,324,963		PepsiCo, Inc.	144,619,712	2.4
1,345,242		Sysco Corp.	80,660,710	1.3
			407,339,105	6.7

		Energy: 0.9%
242,174	(1)	Concho Resources, Inc./Midland TX	36,406,018	0.6
150,258	(1)	Diamondback Energy, Inc.	19,010,642	0.3
			55,416,660	0.9

		Financials: 4.2%
474,227		Ameriprise Financial, Inc.	70,157,142	1.1
1,956,924		Progressive Corp.	119,235,379	2.0
362,094		S&P Global, Inc.	69,181,680	1.1
			258,574,201	4.2

		Health Care: 12.5%
3,950,281	(1)	Boston Scientific Corp.	107,921,677	1.7
1,006,866	(1)	Celgene Corp.	89,822,516	1.5
950,824		Johnson & Johnson	121,848,096	2.0
444,190		Thermo Fisher Scientific, Inc.	91,707,467	1.5
708,930		UnitedHealth Group, Inc.	151,711,020	2.5
519,104	(1)	Vertex Pharmaceuticals, Inc.	84,603,570	1.4
1,375,844		Zoetis, Inc.	114,896,732	1.9
			762,511,078	12.5

		Industrials: 13.1%
840,177		Ametek, Inc.	63,828,247	1.0
485,375		Boeing Co.	159,144,755	2.6
1,407,897		Delta Air Lines, Inc.	77,166,835	1.3
713,603		Ingersoll-Rand PLC - Class A	61,020,192	1.0
372,039		L3 Technologies, Inc.	77,384,112	1.3
494,948		Parker Hannifin Corp.	84,650,956	1.4
1,002,874		Union Pacific Corp.	134,816,352	2.2
1,671,064		Waste Management, Inc.	140,569,904	2.3
			798,581,353	13.1

		Information Technology: 37.7%
533,261	(1)	Adobe Systems, Inc.	115,227,037	1.9
150,880	(1)	Alphabet, Inc. - Class A	156,483,683	2.6
1,725,945		Apple, Inc.	289,579,052	4.7
583,129	(1)	Facebook, Inc.	93,178,183	1.5
948,173		Fidelity National Information Services, Inc.	91,309,060	1.5
1,175,296	(1)	Fiserv, Inc.	83,810,358	1.4
688,326		Intuit, Inc.	119,321,312	1.9
517,668		Lam Research Corp.	105,169,431	1.7
1,084,566		Mastercard, Inc. - Class A	189,972,580	3.1
621,402		Microchip Technology, Inc.	56,771,287	0.9
4,476,369		Microsoft Corp.	408,558,199	6.7
1,666,570		NetApp, Inc.	102,810,703	1.7
1,257,693		Oracle Corp.	57,539,455	0.9
490,789	(1)	Palo Alto Networks, Inc.	89,088,019	1.5
413,460	(1)	Red Hat, Inc.	61,816,404	1.0
1,224,642	(1)	Salesforce.com, Inc.	142,425,865	2.3
1,387,625		Texas Instruments, Inc.	144,160,361	2.4
			2,307,220,989	37.7

		Materials: 3.1%
1,184,405	(1)	Berry Plastics Group, Inc.	64,917,238	1.1
1,373,080	(1)	Crown Holdings, Inc.	69,683,810	1.1
509,465		Packaging Corp. of America	57,416,706	0.9
			192,017,754	3.1

		Real Estate: 2.4%
614,321		American Tower Corp.	89,285,414	1.5
135,795		Equinix, Inc.	56,781,321	0.9
			146,066,735	2.4

	Total Common Stock
	(Cost $5,029,390,972)		6,024,476,453	98.5

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
45,282,000	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
		(Cost $45,282,000)	45,282,000	0.7

	Total Short-Term Investments
	(Cost $45,282,000)		45,282,000	0.7

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Total Investments in Securities (Cost $5,074,672,972)	$6,069,758,453	99.2
Assets in Excess of Other Liabilities	46,756,956	0.8
Net Assets	$6,116,515,409	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$6,024,476,453	$–	$–	$6,024,476,453
Short-Term Investments	45,282,000	–	–	45,282,000
Total Investments, at fair value	$6,069,758,453	$–	$–	$6,069,758,453

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $5,084,325,705.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,094,088,924
Gross Unrealized Depreciation	(108,663,769)

Net Unrealized Appreciation	$985,425,155

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 6.6%
167,918		CBS Corp. - Class B	$8,629,306	0.7
332,886		Gap, Inc.	10,386,043	0.9
184,790		Lowe's Cos, Inc.	16,215,323	1.3
164,333		Ralph Lauren Corp.	18,372,429	1.5
269,490		Tapestry, Inc.	14,177,869	1.2
52,621		Vail Resorts, Inc.	11,666,076	1.0
			79,447,046	6.6

		Consumer Staples: 8.5%
389,711		Coca-Cola Co.	16,925,149	1.4
376,575		Mondelez International, Inc.	15,714,475	1.3
265,061		Philip Morris International, Inc.	26,347,063	2.2
273,931		Procter & Gamble Co.	21,717,250	1.8
252,781		Walmart, Inc.	22,489,925	1.8
			103,193,862	8.5

		Energy: 10.5%
214,035		Anadarko Petroleum Corp.	12,929,854	1.1
310,412		Canadian Natural Resources Ltd.	9,768,666	0.8
284,852		Chevron Corp.	32,484,522	2.7
138,396		EOG Resources, Inc.	14,568,947	1.2
418,027		Halliburton Co.	19,622,187	1.6
285,555		Occidental Petroleum Corp.	18,549,653	1.5
296,133		Royal Dutch Shell PLC - Class A ADR	18,896,247	1.6
			126,820,076	10.5

		Financials: 27.1%
290,394		Allstate Corp.	27,529,351	2.3
74,762		Ameriprise Financial, Inc.	11,060,290	0.9
217,288		Comerica, Inc.	20,844,438	1.7
278,985		Discover Financial Services	20,067,391	1.7
510,560		Hartford Financial Services Group, Inc.	26,304,051	2.2
401,001		Intercontinental Exchange, Inc.	29,080,593	2.4
557,268		JPMorgan Chase & Co.	61,282,762	5.1
1,510,655		Keycorp	29,533,305	2.4
484,931		Lazard Ltd.	25,487,973	2.1
491,087		Morgan Stanley	26,499,055	2.2
67,947		MSCI, Inc. - Class A	10,156,038	0.8
139,592		PNC Financial Services Group, Inc.	21,111,894	1.7
378,872		Zions Bancorp.	19,977,921	1.6
			328,935,062	27.1

		Health Care: 13.1%
504,710		AstraZeneca PLC ADR	17,649,709	1.5
227,841		Baxter International, Inc.	14,818,779	1.2
248,265		Gilead Sciences, Inc.	18,716,698	1.5
370,005		Johnson & Johnson	47,416,141	3.9
1,254,650		Pfizer, Inc.	44,527,528	3.7
73,816		UnitedHealth Group, Inc.	15,796,624	1.3
			158,925,479	13.1

		Industrials: 8.1%
138,959		BWX Technologies, Inc.	8,828,065	0.7
85,751		Deere & Co.	13,318,845	1.1
102,195		General Dynamics Corp.	22,574,876	1.8
147,307		Hubbell, Inc.	17,939,047	1.5
68,321		L3 Technologies, Inc.	14,210,768	1.2
268,214		Timken Co.	12,230,558	1.0
69,462	(1)	WABCO Holdings, Inc.	9,298,878	0.8
			98,401,037	8.1

		Information Technology: 7.9%
818,186		Cisco Systems, Inc.	35,091,998	2.9
50,297		Lam Research Corp.	10,218,338	0.8
107,033		Microchip Technology, Inc.	9,778,535	0.8
238,825		Microsoft Corp.	21,797,558	1.8
305,377		NetApp, Inc.	18,838,707	1.6
			95,725,136	7.9

		Materials: 2.6%
380,309		DowDuPont, Inc.	24,229,486	2.0
128,863		Nucor Corp.	7,872,241	0.6
			32,101,727	2.6

		Real Estate: 4.1%
114,307		Crown Castle International Corp.	12,529,190	1.0
410,802		Gaming and Leisure Properties, Inc.	13,749,543	1.1
241,053		Highwoods Properties, Inc.	10,562,942	0.9
138,357		Mid-America Apartment Communities, Inc.	12,623,693	1.1
			49,465,368	4.1

		Telecommunication Services: 2.3%
588,221		Verizon Communications, Inc.	28,128,728	2.3

		Utilities: 6.0%
440,822	(1),(2)	PRIME AET&D Holdings NO 1	–	–
339,733		Ameren Corp.	19,239,080	1.6
656,807		Exelon Corp.	25,622,041	2.1
172,790		NextEra Energy, Inc.	28,221,791	2.3
			73,082,912	6.0

	Total Common Stock
	(Cost $1,063,227,278)		1,174,226,433	96.8

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Communications: –%
32,517	(2)	Tribune Co., Escrow, 08/14/2049	$–	–

		Energy: –%
1,685,000	(2)	Samson Investment Co., 02/15/2020	–	–

		Financial: –%
1,216,000	(2),(3)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2015	–	–

	Total Corporate Bonds/Notes
	(Cost $787,907)		–	–

	Total Long-Term Investments
	(Cost $1,064,015,185)		1,174,226,433	96.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Mutual Funds: 3.1%
38,079,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $38,079,000)	38,079,000	3.1

	Total Short-Term Investments
	(Cost $38,079,000)	38,079,000	3.1

	Total Investments in Securities (Cost $1,102,094,185)	$1,212,305,433	99.9
	Assets in Excess of Other Liabilities	976,251	0.1
	Net Assets	$1,213,281,684	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$79,447,046	$–	$–	$79,447,046
Consumer Staples	103,193,862	–	–	103,193,862
Energy	126,820,076	–	–	126,820,076
Financials	328,935,062	–	–	328,935,062
Health Care	158,925,479	–	–	158,925,479
Industrials	98,401,037	–	–	98,401,037
Information Technology	95,725,136	–	–	95,725,136
Materials	32,101,727	–	–	32,101,727
Real Estate	49,465,368	–	–	49,465,368
Telecommunication Services	28,128,728	–	–	28,128,728
Utilities	73,082,912	–	–	73,082,912
Total Common Stock	1,174,226,433	–	–	1,174,226,433
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	38,079,000	–	–	38,079,000
Total Investments, at fair value	$1,212,305,433	$–	$–	$1,212,305,433

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,103,436,191.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$135,525,092
Gross Unrealized Depreciation	(26,649,943)

Net Unrealized Appreciation	$108,875,149

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 44.6%
		Basic Materials: 0.5%
570,000		PPG Industries, Inc., 2.300%, 11/15/2019	$566,831	0.2
830,000		Sherwin-Williams Co/The, 2.250%, 05/15/2020	816,542	0.3
			1,383,373	0.5

		Communications: 2.0%
560,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	541,687	0.2
1,050,000		AT&T, Inc., 2.300%, 03/11/2019	1,046,409	0.4
470,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	471,513	0.2
599,000		Cisco Systems, Inc., 2.450%, 06/15/2020	595,475	0.2
450,000		eBay, Inc., 2.150%, 06/05/2020	441,764	0.2
690,000		Orange SA, 1.625%, 11/03/2019	675,914	0.2
560,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	556,210	0.2
680,000	(1)	Sky PLC, 2.625%, 09/16/2019	677,318	0.2
580,000		Viacom, Inc., 4.250%, 09/01/2023	589,105	0.2
			5,595,395	2.0

		Consumer, Cyclical: 3.0%
146,556		American Airlines 2013-2 Class A Pass Through Trust, 4.950%, 07/15/2024	152,624	0.1
158,307		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	159,407	0.1
360,000		AutoZone, Inc., 4.000%, 11/15/2020	368,582	0.1
445,000	(1)	BMW US Capital LLC, 1.450%, 09/13/2019	437,476	0.2
152,484		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	156,952	0.1
540,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	533,427	0.2
370,000		Ford Motor Credit Co. LLC, 2.681%, 01/09/2020	367,007	0.1
1,140,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	1,134,469	0.4
1,210,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,200,830	0.4
104,000		Newell Brands, Inc., 2.600%, 03/29/2019	103,548	0.0
530,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	519,148	0.2
340,000		Nordstrom, Inc., 4.750%, 05/01/2020	351,533	0.1
490,000		Ralph Lauren Corp., 2.625%, 08/18/2020	488,389	0.2
650,000		Toyota Motor Credit Corp., 1.550%, 10/18/2019	638,378	0.2
480,000	(2)	Toyota Motor Credit Corp., 1.700%, 01/09/2019	476,741	0.2
98,480		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	101,557	0.0
527,716		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	535,395	0.2
509,890		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	544,945	0.2
73,399		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	75,877	0.0
			8,346,285	3.0

		Consumer, Non-cyclical: 7.1%
470,000		Abbott Laboratories, 2.800%, 09/15/2020	467,879	0.2
910,000		Abbott Laboratories, 2.900%, 11/30/2021	902,072	0.3
1,380,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	1,369,886	0.5
340,000		Anheuser-Busch InBev Worldwide, Inc., 3.500%, 01/12/2024	342,514	0.1
530,000		Anthem, Inc., 2.500%, 11/21/2020	521,269	0.2
670,000		AstraZeneca PLC, 1.950%, 09/18/2019	661,561	0.2
480,000	(1)	BAT Capital Corp., 2.297%, 08/14/2020	470,820	0.2
520,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	515,767	0.2
990,000		Becton Dickinson and Co., 2.404%, 06/05/2020	971,548	0.3
350,000		Campbell Soup Co., 3.650%, 03/15/2023	350,982	0.1
470,000		Cardinal Health, Inc., 2.616%, 06/15/2022	454,658	0.2
480,000		Constellation Brands, Inc., 2.250%, 11/06/2020	469,891	0.2
1,470,000		CVS Health Corp., 3.350%, 03/09/2021	1,478,770	0.5
850,000	(1)	Danone SA, 1.691%, 10/30/2019	833,151	0.3
770,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	737,071	0.3
560,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	556,220	0.2
470,000		Johnson & Johnson, 1.950%, 11/10/2020	462,447	0.2
520,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	516,611	0.2
470,000		Kroger Co., 1.500%, 09/30/2019	459,126	0.2
540,000		Kroger Co., 2.000%, 01/15/2019	536,260	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
840,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	$832,407	0.3
433,000		Medtronic, Inc., 2.500%, 03/15/2020	430,664	0.2
495,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	485,978	0.2
570,000		Moody's Corp., 2.750%, 12/15/2021	560,016	0.2
507,000		Mylan NV, 2.500%, 06/07/2019	503,170	0.2
280,000		PepsiCo, Inc., 1.550%, 05/02/2019	277,352	0.1
660,000		PepsiCo, Inc., 2.000%, 04/15/2021	643,770	0.2
600,000		Procter & Gamble Co, 1.900%, 11/01/2019	595,442	0.2
710,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/2019	698,473	0.3
930,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/2019	899,504	0.3
330,000		UnitedHealth Group, Inc., 1.900%, 07/16/2018	329,517	0.1
			19,334,796	7.1

		Energy: 3.5%
1,079,000		BP Capital Markets PLC, 2.315%, 02/13/2020	1,067,410	0.4
495,000		BP Capital Markets PLC, 2.521%, 01/15/2020	492,214	0.2
580,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	563,613	0.2
530,000		Columbia Pipeline Group, Inc., 2.450%, 06/01/2018	529,683	0.2
410,000		Columbia Pipeline Group, Inc., 3.300%, 06/01/2020	409,306	0.1
360,000		Energy Transfer Partners L.P., 2.500%, 06/15/2018	360,083	0.1
700,000		Enterprise Products Operating LLC, 1.650%, 05/07/2018	699,345	0.2
280,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	277,088	0.1
190,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	187,890	0.1
350,000		Enterprise Products Operating LLC, 5.200%, 09/01/2020	366,489	0.1
800,000		Exxon Mobil Corp., 1.708%, 03/01/2019	794,308	0.3
770,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	803,783	0.3
470,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	463,777	0.2
230,000		Shell International Finance BV, 1.375%, 09/12/2019	225,920	0.1
473,000		Shell International Finance BV, 1.625%, 11/10/2018	470,680	0.2
430,000		Shell International Finance BV, 1.750%, 09/12/2021	412,297	0.1
350,000		Shell International Finance BV, 2.125%, 05/11/2020	344,768	0.1
760,000		Total Capital International SA, 2.100%, 06/19/2019	755,000	0.3
470,000		TransCanada PipeLines Ltd, 2.125%, 11/15/2019	464,938	0.2
			9,688,592	3.5

		Financial: 18.8%
340,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	335,008	0.1
500,000		American International Group, Inc., 3.300%, 03/01/2021	500,769	0.2
330,000		American Express Co., 2.200%, 10/30/2020	321,973	0.1
460,000		American Express Credit Corp., 1.875%, 05/03/2019	455,778	0.2
420,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	411,828	0.1
740,000		Aon Corp., 5.000%, 09/30/2020	773,104	0.3
620,000	(1)	Athene Global Funding, 2.750%, 04/20/2020	614,924	0.2
680,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/2019	675,774	0.2
400,000		Banco Santander SA, 3.500%, 04/11/2022	398,418	0.1
426,000		Bank of America Corp., 2.151%, 11/09/2020	417,693	0.2
154,000		Bank of America Corp., 2.600%, 01/15/2019	154,170	0.1
583,000		Bank of America Corp., 2.650%, 04/01/2019	582,749	0.2
916,000	(1)	Bank of America Corp., 3.004%, 12/20/2023	898,751	0.3
490,000		Bank of Montreal, 2.100%, 12/12/2019	483,579	0.2
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/2020	844,077	0.3
250,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	245,980	0.1
500,000		Bank of Nova Scotia, 1.650%, 06/14/2019	493,584	0.2
450,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	440,580	0.2
520,000		Barclays PLC, 2.750%, 11/08/2019	516,258	0.2
310,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/2019	307,911	0.1
650,000	(1)	BNZ International Funding Ltd./London, 2.350%, 03/04/2019	647,005	0.2
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	241,405	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
670,000		Canadian Imperial Bank of Commerce, 2.700%, 02/02/2021	$663,231	0.2
660,000		Citibank NA, 2.000%, 03/20/2019	655,911	0.2
592,000		Citigroup, Inc., 2.500%, 07/29/2019	589,738	0.2
660,000		Citizens Financial Group, Inc., 5.158%, 06/29/2023	664,475	0.2
630,000		Comerica, Inc., 2.125%, 05/23/2019	624,880	0.2
460,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	453,581	0.2
1,050,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/2019	1,047,226	0.4
720,000		Credit Suisse AG, 5.300%, 08/13/2019	742,361	0.3
950,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	945,169	0.3
260,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	254,955	0.1
490,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	481,646	0.2
450,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	440,181	0.2
1,935,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	1,925,046	0.7
920,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/2068	931,500	0.3
810,000		HSBC Holdings PLC, 3.400%, 03/08/2021	813,954	0.3
134,000		HSBC USA, Inc., 5.000%, 09/27/2020	139,188	0.1
900,000	(1)	ING Bank NV, 2.700%, 08/17/2020	891,709	0.3
710,000		ING Bank NV, 4.125%, 11/21/2023	714,484	0.3
820,000	(1)	Intesa Sanpaolo SpA, 3.125%, 07/14/2022	793,024	0.3
760,000		JPMorgan Chase & Co., 1.850%, 03/22/2019	754,106	0.3
540,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	531,580	0.2
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	277,438	0.1
470,000		JPMorgan Chase Bank NA, 2.604%, 02/01/2021	467,520	0.2
450,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/2019	448,516	0.2
496,000		KeyCorp, 2.300%, 12/13/2018	494,767	0.2
705,000	(1)	Metropolitan Life Global Funding I, 1.550%, 09/13/2019	693,084	0.3
840,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	810,904	0.3
320,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	313,737	0.1
60,000		Morgan Stanley, 2.200%, 12/07/2018	59,876	0.0
800,000	(2)	Morgan Stanley, 2.450%, 02/01/2019	798,526	0.3
860,000		Morgan Stanley, 2.750%, 05/19/2022	838,926	0.3
730,000		National Australia Bank Ltd./New York, 2.250%, 01/10/2020	723,402	0.3
550,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/2019	539,164	0.2
400,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 02/08/2019	396,868	0.1
330,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	325,784	0.1
390,000	(1)	Nuveen Finance LLC, 2.950%, 11/01/2019	389,151	0.1
828,000		PNC Bank NA, 2.400%, 10/18/2019	822,951	0.3
540,000	(1)	Protective Life Global Funding, 2.161%, 09/25/2020	526,537	0.2
730,000		Royal Bank of Canada, 1.800%, 07/30/2018	728,527	0.3
600,000		Royal Bank of Canada, 2.125%, 03/02/2020	591,458	0.2
1,386,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/2019	1,455,126	0.5
767,000		Santander Holdings USA, Inc., 2.700%, 05/24/2019	765,278	0.3
430,000		Santander UK PLC, 2.500%, 03/14/2019	428,542	0.2
350,000		Santander UK PLC, 2.500%, 01/05/2021	344,384	0.1
626,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/2019	619,779	0.2
710,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/2020	700,167	0.3
610,000	(1)	Standard Chartered PLC, 2.100%, 08/19/2019	601,357	0.2
790,000		Sumitomo Mitsui Banking Corp., 1.966%, 01/11/2019	785,185	0.3
730,000		Sumitomo Mitsui Banking Corp., 2.514%, 01/17/2020	723,003	0.3
594,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	589,442	0.2
913,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	901,020	0.3
357,000		SunTrust Banks, Inc., 2.500%, 05/01/2019	355,993	0.1
800,000		Toronto-Dominion Bank/The, 2.125%, 07/02/2019	794,630	0.3
584,000		Toronto-Dominion Bank, 2.250%, 11/05/2019	579,273	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,063,000	(1)	UBS AG/London, 2.200%, 06/08/2020	$1,042,962	0.4
860,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	853,971	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/2019	520,782	0.2
438,000	(1)	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/2019	436,027	0.2
904,000		Wells Fargo & Co., 2.550%, 12/07/2020	888,656	0.3
1,330,000		Wells Fargo Bank NA, 2.150%, 12/06/2019	1,315,867	0.5
535,000		Westpac Banking Corp., 1.600%, 08/19/2019	526,580	0.2
			51,294,423	18.8

		Industrial: 2.1%
530,000		Amphenol Corp., 2.200%, 04/01/2020	522,631	0.2
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/2019	718,356	0.3
540,000		Corning, Inc., 1.500%, 05/08/2018	539,431	0.2
175,000		General Electric Co., 2.200%, 01/09/2020	172,762	0.1
630,000		Lockheed Martin Corp., 1.850%, 11/23/2018	627,469	0.2
860,000		Northrop Grumman Corp., 2.080%, 10/15/2020	841,945	0.3
460,000		Rockwell Collins, Inc., 1.950%, 07/15/2019	455,107	0.2
523,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	515,086	0.2
300,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	296,525	0.1
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	929,364	0.3
			5,618,676	2.1

		Technology: 3.8%
670,000		Analog Devices, Inc., 2.950%, 01/12/2021	668,119	0.2
1,221,000		Apple, Inc., 1.900%, 02/07/2020	1,207,184	0.4
1,230,000		Applied Materials, Inc., 2.625%, 10/01/2020	1,222,988	0.5
545,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	537,572	0.2
1,280,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	1,313,696	0.5
230,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	232,230	0.1
460,000		IBM Credit LLC, 2.650%, 02/05/2021	457,698	0.2
1,053,000		Intel Corp., 2.450%, 07/29/2020	1,047,219	0.4
770,000		KLA-Tencor Corp., 3.375%, 11/01/2019	775,989	0.3
490,000		NetApp, Inc., 2.000%, 09/27/2019	482,543	0.2
680,000		NVIDIA Corp., 2.200%, 09/16/2021	663,460	0.2
500,000		Oracle Corp., 2.625%, 02/15/2023	488,897	0.2
900,000		Qualcomm, Inc., 2.100%, 05/20/2020	889,901	0.3
280,000		Texas Instruments, Inc., 2.750%, 03/12/2021	279,751	0.1
			10,267,247	3.8

		Utilities: 3.8%
466,000	(1)	Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	458,393	0.2
880,000		Black Hills Corp., 2.500%, 01/11/2019	879,501	0.3
200,000		Dominion Energy, Inc., 1.600%, 08/15/2019	196,608	0.1
720,000		Dominion Energy, Inc., 2.579%, 07/01/2020	711,198	0.2
780,000		Dominion Resources, Inc./VA, 1.900%, 06/15/2018	779,111	0.3
1,125,000		Duke Energy Corp., 1.800%, 09/01/2021	1,071,489	0.4
310,000		Edison International, 2.125%, 04/15/2020	304,416	0.1
268,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	263,619	0.1
460,000		Eversource Energy, 2.500%, 03/15/2021	453,222	0.2
320,000		Exelon Generation Co. LLC, 2.950%, 01/15/2020	319,213	0.1
550,000		Georgia Power Co., 2.000%, 03/30/2020	541,303	0.2
470,000		Georgia Power Co., 2.000%, 09/08/2020	459,410	0.2
305,000		NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/2018	303,607	0.1
410,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/2019	407,906	0.1
740,000		Oklahoma Gas & Electric Co., 8.250%, 01/15/2019	771,424	0.3
658,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	643,077	0.2
580,000		Sempra Energy, 1.625%, 10/07/2019	568,930	0.2
460,000		Sempra Energy, 2.400%, 02/01/2020	455,243	0.2
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	313,595	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
540,000		Southern Power Co., 1.500%, 06/01/2018	$539,241	0.2
			10,440,506	3.8

	Total Corporate Bonds/Notes
	(Cost $123,604,860)		121,969,293	44.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
786,157		Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.602%, 10/25/2046	787,380	0.3
456,924	(1)	Sequoia Mortgage Trust 2014-3 B3, 3.930%, 10/25/2044	461,091	0.2
462,764	(1)	Sequoia Mortgage Trust 2014-4 B3, 3.869%, 11/25/2044	465,035	0.2
884,069	(1)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	899,273	0.3

	Total Collateralized Mortgage Obligations
	(Cost $2,606,405)		2,612,779	1.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Federal Home Loan Mortgage Corporation: 0.0%(3)
50		3.259%, 07/01/2024	50	0.0

		Federal National Mortgage Association: 0.0%(3)
60,640		6.500%, 10/01/2022	67,703	0.0
24,385		6.500%, 10/01/2032	27,234	0.0
15,499		7.000%, 10/01/2032	15,680	0.0
			110,617	0.0

	Total U.S. Government Agency Obligations
	(Cost $102,457)		110,667	0.0

FOREIGN GOVERNMENT BONDS: 0.1%
179,000	(2)	European Investment Bank, 1.750%, 05/15/2020	176,307	0.1

	Total Foreign Government Bonds
	(Cost $178,474)		176,307	0.1

U.S. TREASURY OBLIGATIONS: 25.6%
		U.S. Treasury Notes: 25.6%
26,405,000		0.625%, 06/30/2018	26,329,270	9.6
4,138,000		1.250%, 03/31/2019	4,102,193	1.5
5,000,000		1.625%, 03/31/2019	4,975,391	1.8
1,383,000	(2)	2.250%, 02/29/2020	1,382,332	0.5
11,902,000		2.250%, 03/31/2020	11,895,620	4.4
18,504,000	(2)	2.375%, 03/15/2021	18,494,575	6.8
618,000	(2)	2.625%, 02/28/2023	619,737	0.2
91,000		2.750%, 02/28/2025	91,339	0.1
2,000,000		1.250%, 04/30/2019	1,980,661	0.7

	Total U.S. Treasury Obligations
	(Cost $69,912,267)		69,871,118	25.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.3%
2,153,305		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	2,136,021	0.8
1,060,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.760%, 04/12/2038	1,102,608	0.4
500,000	(1)	BXMT 2017-FL1 A Ltd., 2.656%, (US0001M + 0.870%), 06/15/2035	502,437	0.2
500,000	(1)	Citigroup Commercial Mortgage Trust 2016-SMPL A, 2.228%, 09/10/2031	485,126	0.2
1,077,022		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	1,114,931	0.4
1,150,000		COMM 2013-LC6 B Mortgage Trust, 3.739%, 01/10/2046	1,142,677	0.4
310,000		COMM 2014-CR14 A2, 3.147%, 02/10/2047	310,925	0.1
280,000		COMM 2014-CR17 A2, 3.012%, 05/10/2047	280,917	0.1
700,000		COMM 2014-UBS6 A2, 2.935%, 12/10/2047	699,355	0.3
9,142,066	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K703 X1, 2.070%, 05/25/2018	8,839	0.0
21,878,588	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K705 X1, 1.703%, 09/25/2018	110,784	0.0
225,000	(1)	FREMF 2012-K705 B Mortgage Trust, 4.159%, 09/25/2044	225,877	0.1
187,376	(1)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.298%, 06/10/2036	186,003	0.1
330,025		Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	338,476	0.1
757,439		Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	741,539	0.3
246,385		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	244,711	0.1
761,345		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	739,230	0.3
182,712		Ginnie Mae 2015-21 AF, 2.071%, 07/16/2048	177,030	0.1
404,945		Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	393,173	0.1
462,032		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	445,988	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
204,181		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	$200,174	0.1
549,696		Ginnie Mae 2017-50 AB, 2.400%, 02/16/2047	536,436	0.2
630,623		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	617,058	0.2
256,087		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	250,407	0.1
385,050		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	375,964	0.1
918,186		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	893,472	0.3
889,153		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	869,744	0.3
109,697		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/2041	109,960	0.0
740,000		GS Mortgage Securities Corp. II 2015-GC30 A2, 2.726%, 05/10/2050	735,730	0.3
138,960		GS Mortgage Securities Trust 2013-GC16 A2, 3.033%, 11/10/2046	139,153	0.0
672,776	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 A3, 4.106%, 07/15/2046	672,966	0.2
2,710,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.408%, 08/15/2046	2,866,307	1.0
493,531		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	495,327	0.2
474,801		JPMBB Commercial Mortgage Securities Trust 2013-C15 A2, 2.977%, 11/15/2045	474,959	0.2
2,286		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.319%, 04/15/2041	2,322	0.0
760,000	(1)	PFP 2015-2 C, 5.036%, (US0001M + 3.250%), 07/14/2034	764,749	0.3
750,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.477%, 08/15/2039	748,526	0.3
670,000		Wells Fargo Commercial Mortgage Trust 2015-NXS1 A2, 2.632%, 05/15/2048	668,684	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $23,187,113)		22,808,585	8.3

ASSET-BACKED SECURITIES: 18.9%
		Automobile Asset-Backed Securities: 7.3%
400,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	394,341	0.2
900,000		Ally Auto Receivables Trust 2017-3 A4, 2.010%, 03/15/2022	883,761	0.3
350,000	(1)	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/2020	348,721	0.1
750,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	740,755	0.3
750,000		CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	736,415	0.3
1,700,000		CarMax Auto Owner Trust 2018-1 A4, 2.640%, 06/15/2023	1,690,435	0.6
750,000	(1)	Chrysler Capital Auto Receivables Trust 2016-BA A4, 1.870%, 02/15/2022	739,522	0.3
1,300,000		Ford Credit Auto Owner Trust 2016-C A4, 1.400%, 02/15/2022	1,263,189	0.5
1,200,000		GM Financial Automobile Leasing Trust 2016-3 A4, 1.780%, 05/20/2020	1,190,680	0.4
350,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/2020	347,885	0.1
100,000		GM Financial Automobile Leasing Trust 2018-1 A3, 2.610%, 01/20/2021	99,716	0.0
300,000		GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	298,755	0.1
650,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	647,815	0.2
970,000		Harley-Davidson Motorcycle Trust 2015-1 A4, 1.670%, 08/15/2022	962,886	0.4
300,000	(1)	Hyundai Auto Lease Securitization Trust 2016-C A4, 1.650%, 07/15/2020	297,614	0.1
400,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/2023	392,224	0.2
950,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	927,897	0.4
1,000,000		Mercedes-Benz Auto Lease Trust 2016-B, 1.520%, 06/15/2022	990,945	0.4
350,000		Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/2022	347,351	0.1
700,000		Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/2023	684,201	0.3
650,000		Nissan Auto Receivables 2017-C A4 Owner Trust, 2.280%, 02/15/2024	639,912	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
550,000	(1)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	$546,680	0.2
1,450,000	(1)	Oscar US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	1,429,116	0.5
900,000	(1)	Santander Retail Auto Lease Trust 2017-A A3, 2.220%, 01/20/2021	891,014	0.3
650,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	642,791	0.2
650,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	638,186	0.2
650,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	636,829	0.2
260,000		World Omni Auto Receivables Trust 2015-B A4, 1.840%, 01/17/2022	257,370	0.1
300,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	297,805	0.1
			19,964,811	7.3

		Credit Card Asset-Backed Securities: 2.9%
850,000		American Express Credit Account Master Trust 2017-1 A, 1.930%, 09/15/2022	838,719	0.3
650,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	642,039	0.2
1,500,000		Cabela's Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/2023	1,484,857	0.5
1,200,000		Capital One Multi-Asset Execution Trust 2016-A6 A6, 1.820%, 09/15/2022	1,184,254	0.4
400,000		Chase Issuance Trust 2016-A5 A5, 1.270%, 07/15/2021	393,551	0.2
420,000		Citibank Credit Card Issuance Trust 2014-A6 A6, 2.150%, 07/15/2021	417,763	0.2
1,200,000		Discover Card Execution Note Trust 2016-A4 A4, 1.390%, 03/15/2022	1,179,326	0.4
200,000		Discover Card Execution Note Trust 2017-A6 A6, 1.880%, 02/15/2023	196,481	0.1
1,550,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,549,834	0.6
			7,886,824	2.9

		Home Equity Asset-Backed Securities: 0.0%
25,727		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/2019	25,795	0.0

		Other Asset-Backed Securities: 8.5%
700,000	(1)	Ares XLVI CLO Ltd. 2017-46A A2, 2.939%, (US0003M + 1.230%), 01/15/2030	704,069	0.3
970,000	(1)	Babson CLO Ltd. 2014-3A AR, 3.042%, (US0003M + 1.320%), 01/15/2026	970,259	0.4
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.095%, (US0003M + 1.350%), 07/20/2030	251,558	0.1
250,000	(1)	Barings CLO Ltd. 2017-1A A2, 3.084%, (US0003M + 1.350%), 07/18/2029	251,545	0.1
580,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.972%, (US0003M + 1.250%), 07/15/2029	583,941	0.2
1,650,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 3.212%, (US0003M + 1.490%), 01/15/2029	1,658,809	0.6
250,000	(1)	Carbone CLO Ltd 2017-1A A1, 2.809%, (US0003M + 1.140%), 01/20/2031	250,829	0.1
1,210,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.045%, (US0003M + 1.300%), 04/20/2031	1,215,752	0.4
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 2.981%, (US0003M + 1.250%), 10/17/2030	623,694	0.2
750,000	(1)	CIFC Funding 2013-2A A1LR, 2.944%, (US0003M + 1.210%), 10/18/2030	755,633	0.3
630,000	(1)	CIFC Funding 2016-1A A, 3.225%, (US0003M + 1.480%), 10/21/2028	633,391	0.2
600,000	(1)	CIFC Funding 2017-4 A1, 2.633%, (US0003M + 1.250%), 10/24/2030	607,133	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 2.945%, (US0003M + 1.200%), 10/20/2030	603,973	0.2
620,000		CNH Equipment Trust 2015-B A4, 1.890%, 04/15/2022	616,166	0.2
400,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	391,920	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.177%, (US0003M + 1.180%), 10/20/2030	251,150	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 2.932%, (US0003M + 1.210%), 10/15/2030	685,281	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
480,000	(1)	Dryden 33 Senior Loan Fund 2014-33A AR, 3.152%, (US0003M + 1.430%), 10/15/2028	$482,718	0.2
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.072%, (US0003M + 1.350%), 04/15/2028	1,126,163	0.4
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.039%, (US0003M + 1.200%), 08/15/2030	482,484	0.2
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 2.727%, (US0003M + 1.250%), 01/20/2030	299,942	0.1
750,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.961%, (US0003M + 1.220%), 07/24/2030	754,699	0.3
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 2.922%, (US0003M + 1.200%), 10/15/2030	504,238	0.2
300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 2.724%, (US0003M + 1.150%), 11/28/2030	301,599	0.1
28,120	(1)	GSAMP Trust 2005-SEA2 A1, 2.222%, (US0001M + 0.350%), 01/25/2045	28,168	0.0
600,000	(1)	LCM 26A A2 Ltd. 0.000%, 3.176%, (US0003M + 1.250%), 01/20/2031	604,462	0.2
950,000	(1)	LCM XXIII Ltd. 23A A1, 3.145%, (US0003M + 1.400%), 10/20/2029	960,920	0.4
520,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.065%, (US0003M + 1.320%), 03/17/2030	529,016	0.2
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 2.591%, (US0003M + 1.190%), 01/20/2031	402,274	0.1
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.072%, (US0003M + 1.350%), 07/15/2029	503,655	0.2
500,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.097%, (US0003M + 1.375%), 07/15/2029	504,995	0.2
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.089%, (US0003M + 1.350%), 07/19/2030	403,883	0.1
750,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.249%, (US0003M + 1.410%), 08/15/2029	760,876	0.3
700,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.015%, (US0003M + 1.270%), 07/20/2030	702,793	0.3
275,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.095%, (US0003M + 1.350%), 07/20/2030	276,436	0.1
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 2.952%, (US0003M + 1.230%), 07/15/2030	504,608	0.2
400,000	(1)	TCI-Flatiron CLO 2017-1A A Ltd., 2.827%, (US0003M + 1.200%), 11/17/2030	402,119	0.1
600,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 2.964%, (US0003M + 1.230%), 10/18/2030	604,690	0.2
570,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 2.975%, (US0003M + 1.230%), 07/20/2030	573,407	0.2
450,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	443,994	0.2
			23,213,242	8.5

		Student Loan Asset-Backed Securities: 0.2%
700,000	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	688,847	0.2

	Total Asset-Backed Securities
	(Cost $52,007,559)		51,779,519	18.9

	Total Long-Term Investments
	(Cost $271,599,135)		269,328,268	98.5

SHORT-TERM INVESTMENTS: 11.6%
		Securities Lending Collateral(5): 2.0%
266,753		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $266,805, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $272,101, due 04/19/18-09/09/49)	266,753	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,298,449	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $1,298,705, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,324,418, due 03/31/18-02/20/68)	$1,298,449	0.4
1,298,449	Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $1,298,707, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,324,418, due 04/30/18-12/01/51)	1,298,449	0.5
1,298,449	Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,298,708, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,324,424, due 04/17/18-07/15/32)	1,298,449	0.5
1,298,449	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,298,708, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,324,418, due 04/02/18-02/20/68)	1,298,449	0.5
		5,460,549	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.6%
26,289,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $26,289,000)	$26,289,000	9.6

	Total Short-Term Investments
	(Cost $31,749,549)	31,749,549	11.6

	Total Investments in Securities (Cost $303,348,684)	$301,077,817	110.1
	Liabilities in Excess of Other Assets	(27,612,688)	(10.1)
	Net Assets	$273,465,129	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2018.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$121,969,293	$–	$121,969,293
Collateralized Mortgage Obligations	–	2,612,779	–	2,612,779
Asset-Backed Securities	–	51,779,519	–	51,779,519
U.S. Treasury Obligations	–	69,871,118	–	69,871,118
U.S. Government Agency Obligations	–	110,667	–	110,667
Commercial Mortgage-Backed Securities	–	22,808,585	–	22,808,585
Foreign Government Bonds	–	176,307	–	176,307
Short-Term Investments	26,289,000	5,460,549	–	31,749,549
Total Investments, at fair value	$26,289,000	$274,788,817	$–	$301,077,817
Liabilities Table
Other Financial Instruments+
Futures	$(68,068)	$–	$–	$(68,068)
Total Liabilities	$(68,068)	$–	$–	$(68,068)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2018, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	326	06/29/18	$69,310,656	$(11,281)
			$69,310,656	$(11,281)
Short Contracts
U.S. Treasury 10-Year Note	(2)	06/20/18	(242,281)	(1,769)
U.S. Treasury 5-Year Note	(153)	06/29/18	(17,512,524)	(49,585)
U.S. Treasury Long Bond	(1)	06/20/18	(146,625)	(3,572)
U.S. Treasury Ultra 10-Year Note	(1)	06/20/18	(129,859)	(1,861)
			$(18,031,289)	$(56,787)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$68,068
Total Liability Derivatives		$68,068

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $303,394,582.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$289,656
Gross Unrealized Depreciation	(2,674,489)

Net Unrealized Depreciation	$(2,384,833)

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 16.3%
2,855	(1)	Amazon.com, Inc.	$4,132,156	1.3
1,357	(1)	Autozone, Inc.	880,272	0.3
95,724	(1),(2)	Carmax, Inc.	5,929,144	1.8
115,909		Carnival Corp.	7,601,312	2.3
103,481		Comcast Corp. – Class A	3,535,946	1.1
2,647		Dollar General Corp.	247,627	0.1
79,221	(1)	Dollar Tree, Inc.	7,518,073	2.3
5,870		Expedia, Inc.	648,107	0.2
81,642		Lowe's Cos, Inc.	7,164,085	2.2
2,321		Marriott International, Inc.	315,610	0.1
6,613		McDonald's Corp.	1,034,141	0.3
76,877		Nike, Inc.	5,107,708	1.6
15,502	(1)	O'Reilly Automotive, Inc.	3,834,885	1.2
12,891		PVH Corp.	1,952,084	0.6
2,700		Royal Caribbean Cruises Ltd.	317,898	0.1
13,675		Starbucks Corp.	791,646	0.2
34,440		Tapestry, Inc.	1,811,888	0.6
			52,822,582	16.3

		Consumer Staples: 6.1%
83,210		Altria Group, Inc.	5,185,647	1.6
65,886		Coca-Cola Co.	2,861,429	0.9
27,995		Conagra Brands, Inc.	1,032,456	0.3
5,045		CVS Health Corp.	313,850	0.1
63,655		Mondelez International, Inc.	2,656,323	0.8
10,907		PepsiCo, Inc.	1,190,499	0.4
48,625		Philip Morris International, Inc.	4,833,325	1.5
27,715		Sysco Corp.	1,661,791	0.5
			19,735,320	6.1

		Energy: 4.0%
67,313		Canadian Natural Resources Ltd.	2,118,340	0.6
59,020		Chevron Corp.	6,730,641	2.1
17,245		EOG Resources, Inc.	1,815,381	0.6
47,425		Halliburton Co.	2,226,130	0.7
			12,890,492	4.0

		Financials: 20.8%
8,700		Alleghany Corp.	5,345,628	1.6
13,488		Aon PLC	1,892,771	0.6
98,345		Bank of America Corp.	2,949,366	0.9
42,413		Bank of New York Mellon Corp.	2,185,542	0.7
82,147	(1)	Berkshire Hathaway, Inc. – Class B	16,386,684	5.1
15,956		Blackrock, Inc.	8,643,684	2.7
56,410		Citigroup, Inc.	3,807,675	1.2
7,395		Goldman Sachs Group, Inc.	1,862,505	0.6
55,579		JPMorgan Chase & Co.	6,112,023	1.9
55,125		Morgan Stanley	2,974,545	0.9
142,682		Progressive Corp.	8,693,614	2.7
5,685		S&P Global, Inc.	1,086,176	0.3
99,735		Wells Fargo & Co.	5,227,111	1.6
			67,167,324	20.8

		Health Care: 10.4%
22,111		Abbott Laboratories	1,324,891	0.4
47,046	(1)	Alexion Pharmaceuticals, Inc.	5,243,747	1.6
11,810		Allergan plc	1,987,505	0.6
3,507		AmerisourceBergen Corp.	302,339	0.1
5,975		Anthem, Inc.	1,312,708	0.4
8,000	(1)	Biogen, Inc.	2,190,560	0.7
69,080		Bristol-Myers Squibb Co.	4,369,310	1.4
3,645	(1)	Celgene Corp.	325,170	0.1
4,680		Cigna Corp.	785,023	0.2
65,239		Eli Lilly & Co.	5,047,541	1.6
37,769		Johnson & Johnson	4,840,097	1.5
35,124		Medtronic PLC	2,817,647	0.9
65,722		Pfizer, Inc.	2,332,474	0.7
4,563	(1)	Vertex Pharmaceuticals, Inc.	743,678	0.2
			33,622,690	10.4

		Industrials: 12.1%
43,040		Deere & Co.	6,684,973	2.1
8,819		Eaton Corp. PLC	704,726	0.2
33,390		FedEx Corp.	8,017,273	2.5
38,745		General Dynamics Corp.	8,558,770	2.6
25,343		Honeywell International, Inc.	3,662,317	1.1
37,479		Johnson Controls International plc	1,320,760	0.4
44,342		Norfolk Southern Corp.	6,020,757	1.9
70,492		Southwest Airlines Co.	4,037,782	1.3
			39,007,358	12.1

		Information Technology: 21.3%
5,658		Activision Blizzard, Inc.	381,689	0.1
2,178	(1)	Alphabet, Inc. - Class A	2,258,891	0.7
12,399	(1)	Alphabet, Inc. - Class C	12,793,164	4.0
89,557		Apple, Inc.	15,025,874	4.6
36,456		Applied Materials, Inc.	2,027,318	0.6
12,638		Broadcom Ltd.	2,978,145	0.9
184,089		Cisco Systems, Inc.	7,895,577	2.4
3,249	(1)	Electronic Arts, Inc.	393,909	0.1
26,360	(1)	Facebook, Inc.	4,212,064	1.3
18,450		Fidelity National Information Services, Inc.	1,776,735	0.5
30,230	(1)	First Data Corp.	483,680	0.2
4,367	(1)	FleetCor Technologies, Inc.	884,318	0.3
19,486		Mastercard, Inc. - Class A	3,413,168	1.1
58,605		Microsoft Corp.	5,348,878	1.7
5,220	(1)	Palo Alto Networks, Inc.	947,534	0.3
9,290		Total System Services, Inc.	801,355	0.2
62,115		Visa, Inc. - Class A	7,430,196	2.3
			69,052,495	21.3

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 3.1%
35,550	Mosaic Co.	$863,154	0.3
11,795	NewMarket Corp.	4,737,816	1.5
29,440	Nucor Corp.	1,798,490	0.5
21,950	Sealed Air Corp.	939,240	0.3
4,501	Sherwin-Williams Co.	1,764,932	0.5
		10,103,632	3.1

	Real Estate: 1.1%
19,758	American Tower Corp.	2,871,628	0.9
1,500	Equinix, Inc.	627,210	0.2
		3,498,838	1.1

	Telecommunication Services: 2.1%
73,870	AT&T, Inc.	2,633,465	0.8
90,307	Verizon Communications, Inc.	4,318,481	1.3
		6,951,946	2.1

	Total Common Stock
	(Cost $248,595,540)	314,852,677	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateral(3): 1.8%
293,172	BNP Paribas S.A., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $293,230, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $299,035, due 02/15/23-09/09/49)	293,172	0.1
1,392,573	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $1,392,848, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,420,425, due 03/31/18-02/20/68)	1,392,573	0.4
1,392,573	Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,392,851, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,420,431, due 04/17/18-07/15/32)	1,392,573	0.5
1,392,573	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $1,392,834, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $1,420,425, due 06/30/19-09/09/49)	1,392,573	0.4
1,392,573	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,392,851, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,420,424, due 04/02/18-02/20/68)	1,392,573	0.4
		5,863,464	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
9,615,604	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $9,615,604)	9,615,604	3.0

	Total Short-Term Investments
	(Cost $15,479,068)	15,479,068	4.8

	Total Investments in Securities (Cost $264,074,608)	$330,331,745	102.1
	Liabilities in Excess of Other Assets	(6,771,601)	(2.1)
	Net Assets	$323,560,144	100.0

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$314,852,677	$–	$–	$314,852,677
Short-Term Investments	9,615,604	5,863,464	–	15,479,068
Total Investments, at fair value	$324,468,281	$5,863,464	$–	$330,331,745

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $265,399,862.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$68,628,717
Gross Unrealized Depreciation	(3,696,834)

Net Unrealized Appreciation	$64,931,883

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
247,691	Voya Australia Index Portfolio - Class I	$2,201,969	0.5
485,465	Voya Euro STOXX 50® Index Portfolio - Class I	5,524,593	1.3
455,293	Voya FTSE 100 Index® Portfolio - Class I	4,384,473	1.0
61,527	Voya Hang Seng Index Portfolio - Class I	1,105,635	0.3
343,342	Voya Japan TOPIX Index® Portfolio - Class I	4,429,106	1.0
1,642,313	Voya RussellTM Mid Cap Index Portfolio - Class I	26,589,040	6.0
24,171,669	Voya U.S. Bond Index Portfolio - Class I	250,418,492	56.9
5,697,361	Voya U.S. Stock Index Portfolio - Class I	88,650,944	20.1
5,997,682	VY® BlackRock Inflation Protected Bond Portfolio - Class I	56,977,981	13.0

	Total Mutual Funds
	(Cost $392,629,369)	440,282,233	100.1

	Liabilities in Excess of Other Assets	(226,187)	(0.1)
	Net Assets	$440,056,046	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Mutual Funds	$440,282,233	$–	$–	$440,282,233
Total Investments, at fair value	$440,282,233	$–	$–	$440,282,233

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$2,350,215	$136,480	$(167,810)	$(116,916)	$2,201,969	$-	$24,226	$-
Voya Euro STOXX 50® Index Portfolio - Class I	5,533,311	373,256	(231,787)	(150,187)	5,524,593	-	113,090	-
Voya FTSE 100 Index® Portfolio - Class I	4,726,091	237,203	(433,688)	(145,133)	4,384,473	-	20,583	-
Voya Hang Seng Index Portfolio - Class I	1,184,951	65,678	(114,085)	(30,909)	1,105,635	-	61,119	-
Voya Japan TOPIX Index® Portfolio - Class I	4,647,709	171,387	(339,793)	(50,197)	4,429,106	-	132,045	-
Voya RussellTM Mid Cap Index Portfolio - Class I	28,254,891	1,061,325	(2,240,177)	(486,999)	26,589,040	-	416,283	-
Voya U.S. Bond Index Portfolio - Class I	257,368,953	12,510,258	(14,153,175)	(5,307,544)	250,418,492	1,464,168	(301,975)	-
Voya U.S. Stock Index Portfolio - Class I	93,816,858	5,361,230	(6,550,846)	(3,976,298)	88,650,944	-	3,719,513	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	59,077,128	2,285,911	(3,435,208)	(949,850)	56,977,981	631,615	(28,154)	-
	$456,960,107	$22,202,728	$(27,666,569)	$(11,214,033)	$440,282,233	$2,095,783	$4,156,730	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $398,975,221.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$50,697,552
Gross Unrealized Depreciation	(9,390,540)

Net Unrealized Appreciation	$41,307,012

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
5,776,132	Voya Australia Index Portfolio - Class I	$51,349,817	1.7
13,513,628	Voya Emerging Markets Index Portfolio - Class I	177,433,936	6.0
16,821,481	Voya Euro STOXX 50® Index Portfolio - Class I	191,428,457	6.5
14,407,505	Voya FTSE 100 Index® Portfolio - Class I	138,744,269	4.7
1,229,972	Voya Hang Seng Index Portfolio - Class I	22,102,598	0.8
12,012,070	Voya Japan TOPIX Index® Portfolio - Class I	154,955,703	5.3
23,712,990	Voya RussellTM Mid Cap Index Portfolio - Class I	383,913,303	13.1
9,416,368	Voya RussellTM Small Cap Index Portfolio - Class I	147,271,991	5.0
70,632,199	Voya U.S. Bond Index Portfolio - Class I	731,749,579	24.9
60,748,371	Voya U.S. Stock Index Portfolio - Class I	945,244,660	32.1

	Total Mutual Funds
	(Cost $2,678,076,864)	2,944,194,313	100.1

	Liabilities in Excess of Other Assets	(1,978,073)	(0.1)
	Net Assets	$2,942,216,240	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Mutual Funds	$2,944,194,313	$–	$–	$2,944,194,313
Total Investments, at fair value	$2,944,194,313	$–	$–	$2,944,194,313

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$54,537,277	$1,311,603	$(2,163,063)	$(2,336,000)	$51,349,817	$-	$38,019	$-
Voya Emerging Markets Index Portfolio - Class I	186,107,762	2,272,303	(11,998,483)	1,052,354	177,433,936	-	3,663,868	-
Voya Euro STOXX 50® Index Portfolio - Class I	190,634,631	9,541,623	(6,331,514)	(2,416,283)	191,428,457	-	520,459	-
Voya FTSE 100 Index® Portfolio - Class I	148,800,965	2,415,472	(9,433,729)	(3,038,439)	138,744,269	-	(1,285,148)	-
Voya Hang Seng Index Portfolio - Class I	23,575,294	518,239	(1,673,738)	(317,197)	22,102,598	-	852,566	-
Voya Japan TOPIX Index® Portfolio - Class I	161,786,067	235,116	(7,916,195)	850,715	154,955,703	-	1,749,417	-
Voya RussellTM Mid Cap Index Portfolio - Class I	406,017,585	1,117,945	(17,666,135)	(5,556,092)	383,913,303	-	3,883,198	-
Voya RussellTM Small Cap Index Portfolio - Class I	154,031,170	235,767	(7,042,471)	47,525	147,271,991	-	(179,642)	-
Voya U.S. Bond Index Portfolio - Class I	748,208,440	61,666,009	(65,197,738)	(12,927,132)	731,749,579	4,633,080	(3,681,044)	-
Voya U.S. Stock Index Portfolio - Class I	995,606,921	22,822,565	(43,835,968)	(29,348,858)	945,244,660	-	24,304,273	-
	$3,069,306,112	$102,136,642	$(173,259,034)	$(53,989,407)	$2,944,194,313	$4,633,080	$29,865,966	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,719,627,056.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$298,263,183
Gross Unrealized Depreciation	(73,695,926)

Net Unrealized Appreciation	$224,567,257

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
3,434,227	Voya Australia Index Portfolio - Class I	$30,530,278	1.5
7,811,033	Voya Emerging Markets Index Portfolio - Class I	102,558,858	5.0
9,424,074	Voya Euro STOXX 50® Index Portfolio - Class I	107,245,962	5.3
7,890,007	Voya FTSE 100 Index® Portfolio - Class I	75,980,768	3.7
568,763	Voya Hang Seng Index Portfolio - Class I	10,220,664	0.5
6,348,056	Voya Japan TOPIX Index® Portfolio - Class I	81,889,917	4.0
15,182,573	Voya RussellTM Mid Cap Index Portfolio - Class I	245,805,861	12.1
5,225,184	Voya RussellTM Small Cap Index Portfolio - Class I	81,721,879	4.0
68,592,557	Voya U.S. Bond Index Portfolio - Class I	710,618,892	34.9
38,185,909	Voya U.S. Stock Index Portfolio - Class I	594,172,744	29.1

	Total Mutual Funds
	(Cost $1,894,426,130)	2,040,745,823	100.1

	Liabilities in Excess of Other Assets	(1,353,645)	(0.1)
	Net Assets	$2,039,392,178	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Mutual Funds	$2,040,745,823	$–	$–	$2,040,745,823
Total Investments, at fair value	$2,040,745,823	$–	$–	$2,040,745,823

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$32,643,919	$965,704	$(1,687,428)	$(1,391,917)	$30,530,278	$-	$43,600	$-
Voya Emerging Markets Index Portfolio - Class I	108,307,637	1,938,150	(8,102,956)	416,027	102,558,858	-	2,392,150	-
Voya Euro STOXX 50® Index Portfolio - Class I	107,570,427	4,865,988	(3,894,779)	(1,295,674)	107,245,962	-	319,670	-
Voya FTSE 100 Index® Portfolio - Class I	82,039,006	1,799,069	(6,929,521)	(927,786)	75,980,768	-	(1,400,781)	-
Voya Hang Seng Index Portfolio - Class I	10,972,871	301,483	(868,447)	(185,243)	10,220,664	-	442,293	-
Voya Japan TOPIX Index® Portfolio - Class I	86,069,858	640,861	(5,335,884)	515,082	81,889,917	-	898,572	-
Voya RussellTM Mid Cap Index Portfolio - Class I	261,654,056	2,240,484	(14,617,166)	(3,471,513)	245,805,861	-	2,508,104	-
Voya RussellTM Small Cap Index Portfolio - Class I	86,045,484	-	(4,122,110)	(201,495)	81,721,879	-	153,216	-
Voya U.S. Bond Index Portfolio - Class I	731,638,953	52,771,947	(61,232,532)	(12,559,476)	710,618,892	4,290,120	(3,612,577)	-
Voya U.S. Stock Index Portfolio - Class I	629,908,630	17,958,283	(33,083,607)	(20,610,562)	594,172,744	-	17,845,714	-
	$2,136,850,841	$83,481,969	$(139,874,430)	$(39,712,557)	$2,040,745,823	$4,290,120	$19,589,961	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,921,178,958.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$173,819,624
Gross Unrealized Depreciation	(54,252,759)

Net Unrealized Appreciation	$119,566,865

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,283,286	Voya Australia Index Portfolio - Class I	$11,408,414	1.0
3,502,285	Voya Emerging Markets Index Portfolio - Class I	45,985,007	4.0
4,276,012	Voya Euro STOXX 50® Index Portfolio - Class I	48,661,014	4.3
3,538,119	Voya FTSE 100 Index® Portfolio - Class I	34,072,089	3.0
318,786	Voya Hang Seng Index Portfolio - Class I	5,728,578	0.5
2,890,842	Voya Japan TOPIX Index® Portfolio - Class I	37,291,860	3.3
6,382,118	Voya RussellTM Mid Cap Index Portfolio - Class I	103,326,492	9.0
2,196,503	Voya RussellTM Small Cap Index Portfolio - Class I	34,353,300	3.0
48,334,403	Voya U.S. Bond Index Portfolio - Class I	500,744,413	43.9
16,236,230	Voya U.S. Stock Index Portfolio - Class I	252,635,738	22.1
7,170,510	VY® BlackRock Inflation Protected Bond Portfolio - Class I	68,119,850	6.0

	Total Mutual Funds
	(Cost $1,085,193,776)	1,142,326,755	100.1

	Liabilities in Excess of Other Assets	(694,233)	(0.1)
	Net Assets	$1,141,632,522	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Mutual Funds	$1,142,326,755	$–	$–	$1,142,326,755
Total Investments, at fair value	$1,142,326,755	$–	$–	$1,142,326,755

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$12,188,994	$468,266	$(649,004)	$(599,842)	$11,408,414	$-	$106,350	$-
Voya Emerging Markets Index Portfolio - Class I	48,480,456	1,303,335	(3,916,061)	117,277	45,985,007	-	1,172,255	-
Voya Euro STOXX 50® Index Portfolio - Class I	48,785,543	2,288,408	(1,848,104)	(564,833)	48,661,014	-	172,660	-
Voya FTSE 100 Index® Portfolio - Class I	36,765,404	1,131,235	(3,515,373)	(309,177)	34,072,089	-	(703,634)	-
Voya Hang Seng Index Portfolio - Class I	6,134,259	222,481	(513,001)	(115,161)	5,728,578	-	263,552	-
Voya Japan TOPIX Index® Portfolio - Class I	39,151,814	655,069	(2,676,794)	161,771	37,291,860	-	499,449	-
Voya RussellTM Mid Cap Index Portfolio - Class I	109,860,936	1,940,638	(6,910,005)	(1,565,077)	103,326,492	-	1,214,967	-
Voya RussellTM Small Cap Index Portfolio - Class I	36,127,618	187,085	(1,871,369)	(90,034)	34,353,300	-	80,675	-
Voya U.S. Bond Index Portfolio - Class I	515,208,291	29,612,122	(35,039,613)	(9,036,387)	500,744,413	2,983,985	(2,302,395)	-
Voya U.S. Stock Index Portfolio - Class I	267,582,445	10,015,466	(15,851,847)	(9,110,326)	252,635,738	-	8,133,875	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	70,709,328	3,361,469	(4,808,900)	(1,142,047)	68,119,850	707,794	(43,930)	-
	$1,190,995,088	$51,185,574	$(77,600,071)	$(22,253,836)	$1,142,326,755	$3,691,779	$8,593,824	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,102,020,025.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$76,135,870
Gross Unrealized Depreciation	(35,829,140)

Net Unrealized Appreciation	$40,306,730

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 12.3%
16,216		Advance Auto Parts, Inc.	$1,922,407	0.0
88,072	(1)	Amazon.com, Inc.	127,470,128	2.5
5,974	(1)	Autozone, Inc.	3,875,274	0.1
55,745		Best Buy Co., Inc.	3,901,593	0.1
10,690	(1)	Booking Holdings, Inc.	22,239,369	0.4
43,382		BorgWarner, Inc.	2,179,078	0.0
39,640	(1)	Carmax, Inc.	2,455,302	0.1
88,984		Carnival Corp.	5,835,571	0.1
75,653		CBS Corp. - Class B	3,887,808	0.1
40,777	(1)	Charter Communications, Inc.	12,690,618	0.3
5,388	(1),(2)	Chipotle Mexican Grill, Inc.	1,740,917	0.0
1,015,951		Comcast Corp. – Class A	34,715,046	0.7
27,078		Darden Restaurants, Inc.	2,308,399	0.0
58,269		Delphi Automotive PLC	4,951,117	0.1
34,109	(1),(2)	Discovery Communications, Inc. - Class A	730,956	0.0
66,937	(1)	Discovery Communications, Inc. - Class C	1,306,610	0.0
49,984	(1)	Dish Network Corp. - Class A	1,893,894	0.0
56,548		Dollar General Corp.	5,290,065	0.1
51,969	(1)	Dollar Tree, Inc.	4,931,858	0.1
74,982		D.R. Horton, Inc.	3,287,211	0.1
26,818		Expedia, Inc.	2,960,975	0.1
26,567		Foot Locker, Inc.	1,209,861	0.0
855,382		Ford Motor Co.	9,477,633	0.2
47,748		Gap, Inc.	1,489,738	0.0
24,248		Garmin Ltd.	1,428,935	0.0
276,778		General Motors Co.	10,058,112	0.2
32,163		Genuine Parts Co.	2,889,524	0.1
52,678		Goodyear Tire & Rubber Co.	1,400,181	0.0
45,823		H&R Block, Inc.	1,164,362	0.0
78,961	(2)	Hanesbrands, Inc.	1,454,462	0.0
36,915	(2)	Harley-Davidson, Inc.	1,582,915	0.0
24,769		Hasbro, Inc.	2,088,027	0.0
44,324		Hilton Worldwide Holdings, Inc.	3,490,958	0.1
255,957		Home Depot, Inc.	45,621,776	0.9
84,272		Interpublic Group of Cos., Inc.	1,940,784	0.0
36,825		Kohl's Corp.	2,412,406	0.1
53,827		L Brands, Inc.	2,056,730	0.0
28,986		Leggett & Platt, Inc.	1,285,819	0.0
59,854		Lennar Corp. - Class A	3,527,795	0.1
67,856	(1)	LKQ Corp.	2,575,135	0.1
181,918		Lowe's Cos, Inc.	15,963,304	0.3
66,809		Macy's, Inc.	1,986,900	0.0
65,811		Marriott International, Inc.	8,948,980	0.2
75,384	(2)	Mattel, Inc.	991,300	0.0
174,734		McDonald's Corp.	27,324,903	0.5
111,727		MGM Resorts International	3,912,679	0.1
33,334	(1)	Michael Kors Holdings Ltd.	2,069,375	0.0
13,867	(1)	Mohawk Industries, Inc.	3,220,195	0.1
95,117	(1)	Netflix, Inc.	28,092,806	0.6
106,351		Newell Brands, Inc.	2,709,823	0.1
83,948		News Corp - Class A	1,326,378	0.0
26,692		News Corp - Class B	429,741	0.0
284,479		Nike, Inc.	18,900,785	0.4
25,624		Nordstrom, Inc.	1,240,458	0.0
45,193	(1)	Norwegian Cruise Line Holdings Ltd.	2,393,873	0.0
50,473		Omnicom Group	3,667,873	0.1
18,340	(1)	O'Reilly Automotive, Inc.	4,536,949	0.1
57,767		Pulte Group, Inc.	1,703,549	0.0
16,862		PVH Corp.	2,553,413	0.1
12,145		Ralph Lauren Corp.	1,357,811	0.0
83,762		Ross Stores, Inc.	6,531,761	0.1
37,481		Royal Caribbean Cruises Ltd.	4,413,013	0.1
308,029		Starbucks Corp.	17,831,799	0.4
62,443		Tapestry, Inc.	3,285,126	0.1
119,145		Target Corp.	8,272,237	0.2
22,337		Tiffany & Co.	2,181,431	0.0
170,935		Time Warner, Inc.	16,167,032	0.3
138,594		TJX Cos., Inc.	11,303,727	0.2
27,425		Tractor Supply Co.	1,728,323	0.0
23,786	(1),(2)	TripAdvisor, Inc.	972,609	0.0
231,027		Twenty-First Century Fox, Inc. - Class A	8,476,381	0.2
96,265		Twenty-First Century Fox, Inc. - Class B	3,501,158	0.1
12,701	(1)	Ulta Beauty, Inc.	2,594,433	0.1
40,612	(1),(2)	Under Armour, Inc. - Class A	664,006	0.0
40,406	(1),(2)	Under Armour, Inc. - Class C	579,826	0.0
72,169		VF Corp.	5,349,166	0.1
77,354		Viacom, Inc. - Class B	2,402,615	0.1
329,588		Walt Disney Co.	33,103,819	0.7
15,494		Whirlpool Corp.	2,372,286	0.0
21,859		Wyndham Worldwide Corp.	2,501,325	0.1
17,613		Wynn Resorts Ltd.	3,211,907	0.1
72,883		Yum! Brands, Inc.	6,204,530	0.1
			624,708,954	12.3

		Consumer Staples: 7.5%
416,556		Altria Group, Inc.	25,959,770	0.5
122,581		Archer-Daniels-Midland Co.	5,316,338	0.1
57,327		Brown-Forman Corp. - Class B	3,118,589	0.1
42,170		Campbell Soup Co.	1,826,383	0.0
53,470		Church & Dwight Co., Inc.	2,692,749	0.0
28,364		Clorox Co.	3,775,532	0.1
841,533		Coca-Cola Co.	36,547,778	0.7
191,862		Colgate-Palmolive Co.	13,752,668	0.3
87,821		Conagra Brands, Inc.	3,238,838	0.1
37,565		Constellation Brands, Inc.	8,561,815	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
96,247		Costco Wholesale Corp.	$18,135,822	0.3
103,497		Coty, Inc - Class A	1,893,995	0.0
222,374		CVS Health Corp.	13,833,886	0.3
39,398		Dr Pepper Snapple Group, Inc.	4,663,935	0.1
49,221		Estee Lauder Cos., Inc.	7,369,368	0.1
124,728		General Mills, Inc.	5,620,244	0.1
30,878		Hershey Co.	3,055,687	0.1
59,201	(2)	Hormel Foods Corp.	2,031,778	0.0
24,897		JM Smucker Co.	3,087,477	0.1
54,565		Kellogg Co.	3,547,271	0.1
76,871		Kimberly-Clark Corp.	8,465,803	0.2
130,910		Kraft Heinz Co.	8,154,384	0.2
193,185		Kroger Co.	4,624,849	0.1
26,544		McCormick & Co., Inc.	2,824,016	0.0
40,529		Molson Coors Brewing Co.	3,053,050	0.1
326,005		Mondelez International, Inc.	13,604,189	0.3
90,629	(1)	Monster Beverage Corp.	5,184,885	0.1
311,717		PepsiCo, Inc.	34,023,911	0.7
340,431		Philip Morris International, Inc.	33,838,841	0.7
552,575		Procter & Gamble Co.	43,808,146	0.9
105,247		Sysco Corp.	6,310,610	0.1
65,230		Tyson Foods, Inc.	4,774,184	0.1
186,743		Walgreens Boots Alliance, Inc.	12,226,064	0.2
318,167		Walmart, Inc.	28,307,318	0.5
			377,230,173	7.5

		Energy: 5.6%
119,931		Anadarko Petroleum Corp.	7,245,032	0.1
31,008		Andeavor	3,118,164	0.1
83,609		Apache Corp.	3,217,274	0.1
92,625		Baker Hughes a GE Co.	2,572,196	0.0
100,999		Cabot Oil & Gas Corp.	2,421,956	0.0
418,705		Chevron Corp.	47,749,118	0.9
20,919		Cimarex Energy Co.	1,955,927	0.0
32,674	(1)	Concho Resources, Inc./Midland TX	4,911,882	0.1
257,454		ConocoPhillips	15,264,448	0.3
115,315		Devon Energy Corp.	3,665,864	0.1
126,831		EOG Resources, Inc.	13,351,499	0.3
53,664		EQT Corp.	2,549,577	0.0
928,759		Exxon Mobil Corp.	69,294,709	1.4
191,251		Halliburton Co.	8,977,322	0.2
23,863		Helmerich & Payne, Inc.	1,588,321	0.0
58,698		Hess Corp.	2,971,293	0.1
415,848		Kinder Morgan, Inc.	6,262,671	0.1
186,237		Marathon Oil Corp.	3,004,003	0.1
103,981		Marathon Petroleum Corp.	7,602,051	0.1
83,301		National Oilwell Varco, Inc.	3,066,310	0.1
43,777	(1)	Newfield Exploration Co.	1,069,034	0.0
107,883		Noble Energy, Inc.	3,268,855	0.1
167,712		Occidental Petroleum Corp.	10,894,572	0.2
90,007		Oneok, Inc.	5,123,198	0.1
92,027		Phillips 66	8,827,230	0.2
37,328		Pioneer Natural Resources Co.	6,412,204	0.1
49,574		Range Resources Corp.	720,806	0.0
303,342		Schlumberger Ltd.	19,650,495	0.4
96,102		TechnipFMC PLC	2,830,204	0.1
94,948		Valero Energy Corp.	8,808,326	0.2
181,341		Williams Cos., Inc.	4,508,137	0.1
			282,902,678	5.6

		Financials: 14.4%
11,945		Affiliated Managers Group, Inc.	2,264,533	0.0
170,828		Aflac, Inc.	7,475,433	0.1
197,042		American International Group, Inc.	10,723,026	0.2
77,693		Allstate Corp.	7,365,296	0.1
157,912		American Express Co.	14,730,031	0.3
32,075		Ameriprise Financial, Inc.	4,745,175	0.1
53,960		Aon PLC	7,572,207	0.2
39,767		Arthur J. Gallagher & Co.	2,733,186	0.1
11,502		Assurant, Inc.	1,051,398	0.0
2,097,015		Bank of America Corp.	62,889,480	1.2
221,325		Bank of New York Mellon Corp.	11,404,877	0.2
170,389		BB&T Corp.	8,867,044	0.2
421,852	(1)	Berkshire Hathaway, Inc. – Class B	84,151,037	1.7
27,126		Blackrock, Inc.	14,694,697	0.3
21,003	(1)	Brighthouse Financial, Inc.	1,079,554	0.0
106,589		Capital One Financial Corp.	10,213,358	0.2
24,704		Cboe Global Markets, Inc.	2,818,726	0.1
262,667		Charles Schwab Corp.	13,716,471	0.3
101,724		Chubb Ltd.	13,912,791	0.3
32,710		Cincinnati Financial Corp.	2,429,045	0.0
563,328		Citigroup, Inc.	38,024,640	0.8
106,816		Citizens Financial Group, Inc.	4,484,136	0.1
74,608		CME Group, Inc.	12,067,098	0.2
37,879		Comerica, Inc.	3,633,732	0.1
77,759		Discover Financial Services	5,593,205	0.1
58,378	(1)	E*Trade Financial Corp.	3,234,725	0.1
8,952		Everest Re Group Ltd.	2,299,053	0.0
152,074		Fifth Third Bancorp	4,828,349	0.1
71,347		Franklin Resources, Inc.	2,474,314	0.0
77,439		Goldman Sachs Group, Inc.	19,503,787	0.4
78,246		Hartford Financial Services Group, Inc.	4,031,234	0.1
241,619		Huntington Bancshares, Inc.	3,648,447	0.1
127,632		Intercontinental Exchange, Inc.	9,255,873	0.2
89,243		Invesco Ltd.	2,856,668	0.1
752,245		JPMorgan Chase & Co.	82,724,383	1.6
232,490		Keycorp	4,545,179	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
68,720		Leucadia National Corp.	$1,562,006	0.0
47,840		Lincoln National Corp.	3,495,190	0.1
59,102		Loews Corp.	2,939,142	0.1
32,918		M&T Bank Corp.	6,068,762	0.1
111,265		Marsh & McLennan Cos., Inc.	9,189,376	0.2
227,220		Metlife, Inc.	10,427,126	0.2
36,442		Moody's Corp.	5,878,095	0.1
302,419		Morgan Stanley	16,318,529	0.3
25,556		Nasdaq, Inc.	2,203,438	0.0
57,650		Navient Corp.	756,368	0.0
46,632		Northern Trust Corp.	4,809,158	0.1
76,083		People's United Financial, Inc.	1,419,709	0.0
103,367		PNC Financial Services Group, Inc.	15,633,225	0.3
59,046		Principal Financial Group, Inc.	3,596,492	0.1
127,634		Progressive Corp.	7,776,740	0.2
92,498		Prudential Financial, Inc.	9,578,168	0.2
28,407		Raymond James Financial, Inc.	2,539,870	0.1
246,053		Regions Financial Corp.	4,571,665	0.1
55,652		S&P Global, Inc.	10,632,871	0.2
80,586		State Street Corp.	8,036,842	0.2
102,646		SunTrust Banks, Inc.	6,984,034	0.1
11,590	(1)	SVB Financial Group	2,781,716	0.1
156,633		Synchrony Financial	5,251,904	0.1
53,613		T. Rowe Price Group, Inc.	5,788,596	0.1
23,256		Torchmark Corp.	1,957,458	0.0
59,494		Travelers Cos., Inc.	8,261,337	0.2
48,498		Unum Group	2,308,990	0.0
343,974		US Bancorp	17,370,687	0.3
962,232		Wells Fargo & Co.	50,430,579	1.0
28,964		Willis Towers Watson PLC	4,408,031	0.1
56,313		XL Group Ltd.	3,111,856	0.1
43,074		Zions Bancorp.	2,271,292	0.0
			726,401,440	14.4

		Health Care: 13.4%
381,520		Abbott Laboratories	22,860,678	0.5
349,407		AbbVie, Inc.	33,071,373	0.7
71,663		Aetna, Inc.	12,111,047	0.2
70,736		Agilent Technologies, Inc.	4,732,238	0.1
48,590	(1)	Alexion Pharmaceuticals, Inc.	5,415,841	0.1
15,809	(1)	Align Technology, Inc.	3,970,114	0.1
72,403		Allergan plc	12,184,701	0.2
35,631		AmerisourceBergen Corp.	3,071,749	0.1
146,519		Amgen, Inc.	24,978,559	0.5
56,052		Anthem, Inc.	12,314,624	0.2
108,921		Baxter International, Inc.	7,084,222	0.1
58,358		Becton Dickinson & Co.	12,646,179	0.2
46,373	(1)	Biogen, Inc.	12,697,855	0.3
301,365	(1)	Boston Scientific Corp.	8,233,292	0.2
357,843		Bristol-Myers Squibb Co.	22,633,570	0.4
68,981		Cardinal Health, Inc.	4,323,729	0.1
164,869	(1)	Celgene Corp.	14,707,963	0.3
38,029	(1)	Centene Corp.	4,064,159	0.1
69,257	(1)	Cerner Corp.	4,016,906	0.1
53,236		Cigna Corp.	8,929,807	0.2
10,745		Cooper Cos., Inc.	2,458,563	0.0
134,551		Danaher Corp.	13,173,888	0.3
31,914	(1)	DaVita, Inc.	2,104,409	0.0
50,344		Dentsply Sirona, Inc.	2,532,807	0.0
46,035	(1)	Edwards Lifesciences Corp.	6,422,803	0.1
211,326		Eli Lilly & Co.	16,350,293	0.3
26,519	(1)	Envision Healthcare Corp.	1,019,125	0.0
123,699	(1)	Express Scripts Holding Co.	8,545,127	0.2
287,130		Gilead Sciences, Inc.	21,646,731	0.4
61,356		HCA Healthcare, Inc.	5,951,532	0.1
33,688	(1)	Henry Schein, Inc.	2,264,170	0.0
60,612	(1)	Hologic, Inc.	2,264,464	0.0
30,179		Humana, Inc.	8,113,021	0.2
19,097	(1)	IDEXX Laboratories, Inc.	3,654,975	0.1
32,221	(1)	Illumina, Inc.	7,617,689	0.2
38,508	(1)	Incyte Corp., Ltd.	3,208,872	0.1
24,615	(1)	Intuitive Surgical, Inc.	10,161,810	0.2
31,953	(1)	IQVIA Holdings, Inc.	3,134,909	0.1
588,061		Johnson & Johnson	75,360,017	1.5
22,336	(1)	Laboratory Corp. of America Holdings	3,612,848	0.1
45,228		McKesson Corp.	6,371,268	0.1
297,058		Medtronic PLC	23,829,993	0.5
590,974		Merck & Co., Inc.	32,190,354	0.6
5,584	(1)	Mettler Toledo International, Inc.	3,210,968	0.1
112,835	(1)	Mylan NV	4,645,417	0.1
35,273	(1)	Nektar Therapeutics	3,748,109	0.1
24,222		PerkinElmer, Inc.	1,834,090	0.0
28,710		Perrigo Co. PLC	2,392,691	0.0
1,304,798		Pfizer, Inc.	46,307,281	0.9
29,731		Quest Diagnostics, Inc.	2,982,019	0.1
16,927	(1)	Regeneron Pharmaceuticals, Inc.	5,828,982	0.1
31,328		Resmed, Inc.	3,084,868	0.1
70,621		Stryker Corp.	11,364,331	0.2
88,067		Thermo Fisher Scientific, Inc.	18,182,313	0.4
212,101		UnitedHealth Group, Inc.	45,389,614	0.9
19,068		Universal Health Services, Inc.	2,257,842	0.0
20,012	(1)	Varian Medical Systems, Inc.	2,454,472	0.0
55,651	(1)	Vertex Pharmaceuticals, Inc.	9,070,000	0.2
17,269	(1)	Waters Corp.	3,430,487	0.1
44,528		Zimmer Biomet Holdings, Inc.	4,855,333	0.1
106,808		Zoetis, Inc.	8,919,536	0.2
			675,996,627	13.4

		Industrials: 9.9%
130,527		3M Co.	28,653,287	0.6
9,241		Acuity Brands, Inc.	1,286,255	0.0
26,960		Alaska Air Group, Inc.	1,670,442	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
20,864		Allegion Public Ltd.	$1,779,491	0.0
92,299		American Airlines Group, Inc.	4,795,856	0.1
50,706		Ametek, Inc.	3,852,135	0.1
31,885		AO Smith Corp.	2,027,567	0.0
93,120		Arconic, Inc.	2,145,485	0.0
121,251		Boeing Co.	39,755,778	0.8
130,993		Caterpillar, Inc.	19,305,748	0.4
30,632		CH Robinson Worldwide, Inc.	2,870,525	0.1
18,907		Cintas Corp.	3,225,156	0.1
194,472		CSX Corp.	10,834,035	0.2
34,137		Cummins, Inc.	5,533,266	0.1
70,971		Deere & Co.	11,023,216	0.2
142,552		Delta Air Lines, Inc.	7,813,275	0.1
33,848		Dover Corp.	3,324,550	0.1
96,487		Eaton Corp. PLC	7,710,276	0.1
139,149		Emerson Electric Co.	9,503,877	0.2
26,320		Equifax, Inc.	3,100,759	0.1
38,696		Expeditors International Washington, Inc.	2,449,457	0.0
63,050		Fastenal Co.	3,441,899	0.1
54,021		FedEx Corp.	12,970,982	0.3
28,670		Flowserve Corp.	1,242,271	0.0
30,666		Fluor Corp.	1,754,708	0.0
67,131		Fortive Corp.	5,203,995	0.1
33,306		Fortune Brands Home & Security, Inc.	1,961,390	0.0
60,529		General Dynamics Corp.	13,370,856	0.3
1,903,118		General Electric Co.	25,654,031	0.5
26,025		Harris Corp.	4,197,312	0.1
164,830		Honeywell International, Inc.	23,819,583	0.5
9,953		Huntington Ingalls Industries, Inc.	2,565,485	0.0
79,365	(1)	IHS Markit Ltd.	3,828,568	0.1
67,377		Illinois Tool Works, Inc.	10,555,281	0.2
54,769		Ingersoll-Rand PLC - Class A	4,683,297	0.1
26,395		Jacobs Engineering Group, Inc.	1,561,264	0.0
18,764		JB Hunt Transport Services, Inc.	2,198,203	0.0
202,996		Johnson Controls International plc	7,153,579	0.1
22,589		Kansas City Southern	2,481,402	0.0
17,146		L3 Technologies, Inc.	3,566,368	0.1
54,457		Lockheed Martin Corp.	18,402,654	0.4
68,692		Masco Corp.	2,777,904	0.1
73,482		Nielsen Holdings PLC	2,335,993	0.0
62,284		Norfolk Southern Corp.	8,456,921	0.2
38,157		Northrop Grumman Corp.	13,321,372	0.3
77,152		Paccar, Inc.	5,105,148	0.1
29,163		Parker Hannifin Corp.	4,987,748	0.1
36,309		Pentair PLC	2,473,732	0.0
33,700	(1)	Quanta Services, Inc.	1,157,595	0.0
63,238		Raytheon Co.	13,648,025	0.3
49,367		Republic Services, Inc.	3,269,576	0.1
27,237		Robert Half International, Inc.	1,576,750	0.0
28,009		Rockwell Automation, Inc.	4,879,168	0.1
35,935		Rockwell Collins, Inc.	4,845,835	0.1
22,539		Roper Technologies, Inc.	6,326,472	0.1
12,433		Snap-On, Inc.	1,834,365	0.0
118,563		Southwest Airlines Co.	6,791,289	0.1
33,613		Stanley Black & Decker, Inc.	5,149,512	0.1
18,751	(1)	Stericycle, Inc.	1,097,496	0.0
57,378		Textron, Inc.	3,383,581	0.1
10,640	(2)	TransDigm Group, Inc.	3,265,842	0.1
172,539		Union Pacific Corp.	23,194,418	0.5
53,043	(1)	United Continental Holdings, Inc.	3,684,897	0.1
150,857		United Parcel Service, Inc. - Class B	15,788,694	0.3
18,525	(1)	United Rentals, Inc.	3,199,823	0.1
163,031		United Technologies Corp.	20,512,560	0.4
34,001	(1)	Verisk Analytics, Inc.	3,536,104	0.1
87,452		Waste Management, Inc.	7,356,462	0.1
11,191		WW Grainger, Inc.	3,158,884	0.1
39,431		Xylem, Inc.	3,033,032	0.1
			503,422,762	9.9

		Information Technology: 24.3%
135,167		Accenture PLC	20,748,134	0.4
166,284		Activision Blizzard, Inc.	11,217,519	0.2
107,749	(1)	Adobe Systems, Inc.	23,282,404	0.5
180,555	(1)	Advanced Micro Devices, Inc.	1,814,578	0.0
37,269	(1)	Akamai Technologies, Inc.	2,645,354	0.1
10,577		Alliance Data Systems Corp.	2,251,420	0.0
65,427	(1)	Alphabet, Inc. - Class A	67,856,959	1.3
66,714	(1)	Alphabet, Inc. - Class C	68,834,838	1.4
66,959		Amphenol Corp.	5,767,179	0.1
81,057		Analog Devices, Inc.	7,386,724	0.1
18,384	(1)	ANSYS, Inc.	2,880,589	0.1
1,112,164		Apple, Inc.	186,598,876	3.7
230,299		Applied Materials, Inc.	12,806,927	0.3
48,280	(1)	Autodesk, Inc.	6,063,002	0.1
97,160		Automatic Data Processing, Inc.	11,025,717	0.2
89,974		Broadcom Ltd.	21,202,373	0.4
68,539		CA, Inc.	2,323,472	0.0
62,002	(1)	Cadence Design Systems, Inc.	2,279,814	0.0
1,055,943		Cisco Systems, Inc.	45,289,395	0.9
28,351	(1)	Citrix Systems, Inc.	2,630,973	0.1
128,883		Cognizant Technology Solutions Corp.	10,375,081	0.2
190,487		Corning, Inc.	5,310,778	0.1
35,931		CSRA, Inc.	1,481,435	0.0
62,528		DXC Technology Co.	6,285,940	0.1
206,308	(1)	eBay, Inc.	8,301,834	0.2
67,232	(1)	Electronic Arts, Inc.	8,151,208	0.2
13,556	(1)	F5 Networks, Inc.	1,960,333	0.0
525,158	(1)	Facebook, Inc.	83,914,997	1.7

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
72,591		Fidelity National Information Services, Inc.	$6,990,513	0.1
90,574	(1)	Fiserv, Inc.	6,458,832	0.1
30,450		Flir Systems, Inc.	1,522,804	0.0
19,910	(1)	Gartner, Inc.	2,341,814	0.0
34,883		Global Payments, Inc.	3,890,152	0.1
343,468		Hewlett Packard Enterprise Co.	6,024,429	0.1
358,914		HP, Inc.	7,867,395	0.2
1,025,801		Intel Corp.	53,423,716	1.1
187,776		International Business Machines Corp.	28,810,472	0.6
53,330		Intuit, Inc.	9,244,755	0.2
8,294	(1)	IPG Photonics Corp.	1,935,654	0.0
75,348		Juniper Networks, Inc.	1,833,217	0.0
34,330		KLA-Tencor Corp.	3,742,313	0.1
35,718		Lam Research Corp.	7,256,469	0.1
202,344		Mastercard, Inc. - Class A	35,442,575	0.7
51,366		Microchip Technology, Inc.	4,692,798	0.1
253,451	(1)	Micron Technology, Inc.	13,214,935	0.3
1,687,704		Microsoft Corp.	154,036,744	3.1
35,509		Motorola Solutions, Inc.	3,739,098	0.1
58,726		NetApp, Inc.	3,622,807	0.1
132,609		Nvidia Corp.	30,710,918	0.6
662,367		Oracle Corp.	30,303,290	0.6
70,069		Paychex, Inc.	4,315,550	0.1
247,278	(1)	PayPal Holdings, Inc.	18,760,982	0.4
27,726	(1)	Qorvo, Inc.	1,953,297	0.0
324,478		Qualcomm, Inc.	17,979,326	0.4
38,798	(1)	Red Hat, Inc.	5,800,689	0.1
150,404	(1)	Salesforce.com, Inc.	17,491,985	0.3
62,431		Seagate Technology	3,653,462	0.1
39,999		Skyworks Solutions, Inc.	4,010,300	0.1
135,893		Symantec Corp.	3,512,834	0.1
32,599	(1)	Synopsys, Inc.	2,713,541	0.1
25,075	(1)	Take-Two Interactive Software, Inc.	2,451,833	0.1
76,981		TE Connectivity Ltd.	7,690,402	0.2
215,635		Texas Instruments, Inc.	22,402,320	0.4
36,248		Total System Services, Inc.	3,126,752	0.1
18,308	(1),(2)	VeriSign, Inc.	2,170,596	0.0
395,114		Visa, Inc. - Class A	47,263,537	0.9
65,222		Western Digital Corp.	6,018,034	0.1
100,672		Western Union Co.	1,935,923	0.0
46,890		Xerox Corp.	1,349,494	0.0
55,853		Xilinx, Inc.	4,034,821	0.1
			1,226,429,231	24.3

		Materials: 2.8%
47,989		Air Products & Chemicals, Inc.	7,631,691	0.2
24,251		Albemarle Corp.	2,249,038	0.0
19,273		Avery Dennison Corp.	2,047,756	0.0
76,729		Ball Corp.	3,046,909	0.1
51,125		CF Industries Holdings, Inc.	1,928,946	0.0
512,899		DowDuPont, Inc.	32,676,795	0.6
31,337		Eastman Chemical Co.	3,308,560	0.1
56,983		Ecolab, Inc.	7,810,660	0.2
29,444		FMC Corp.	2,254,527	0.0
295,136	(1)	Freeport-McMoRan, Inc.	5,185,539	0.1
17,301		International Flavors & Fragrances, Inc.	2,368,680	0.1
90,512		International Paper Co.	4,836,056	0.1
70,916		LyondellBasell Industries NV - Class A	7,494,403	0.2
13,766		Martin Marietta Materials, Inc.	2,853,692	0.1
96,619		Monsanto Co.	11,274,471	0.2
76,838		Mosaic Co.	1,865,627	0.0
116,932		Newmont Mining Corp.	4,568,533	0.1
69,684		Nucor Corp.	4,256,996	0.1
20,681		Packaging Corp. of America	2,330,749	0.0
55,779		PPG Industries, Inc.	6,224,936	0.1
62,938		Praxair, Inc.	9,081,953	0.2
36,687		Sealed Air Corp.	1,569,837	0.0
18,131		Sherwin-Williams Co.	7,109,528	0.1
29,039		Vulcan Materials Co.	3,315,383	0.1
55,915		WestRock Co.	3,588,065	0.1
			140,879,330	2.8

		Real Estate: 2.7%
22,191		Alexandria Real Estate Equities, Inc.	2,771,434	0.1
96,630		American Tower Corp.	14,044,204	0.3
34,485		Apartment Investment & Management Co. - Class A	1,405,264	0.0
30,267		AvalonBay Communities, Inc.	4,977,711	0.1
33,830		Boston Properties, Inc.	4,168,533	0.1
66,231	(1)	CBRE Group, Inc.	3,127,428	0.1
90,892		Crown Castle International Corp.	9,962,672	0.2
45,031		Digital Realty Trust, Inc.	4,745,367	0.1
78,248		Duke Realty Corp.	2,072,007	0.0
17,366		Equinix, Inc.	7,261,419	0.1
80,699		Equity Residential	4,972,672	0.1
14,475		Essex Property Trust, Inc.	3,483,843	0.1
27,627		Extra Space Storage, Inc.	2,413,495	0.1
16,044		Federal Realty Investment Trust	1,862,869	0.0
138,447		GGP, Inc.	2,832,626	0.1
102,897		HCP, Inc.	2,390,297	0.1
160,909		Host Hotels & Resorts, Inc.	2,999,344	0.1
61,688		Iron Mountain, Inc.	2,027,068	0.0
93,255		Kimco Realty Corp.	1,342,872	0.0
23,773		Macerich Co.	1,331,763	0.0
24,906		Mid-America Apartment Communities, Inc.	2,272,423	0.0
116,840		ProLogis, Inc.	7,359,752	0.1
32,841		Public Storage, Inc.	6,581,008	0.1
62,297		Realty Income Corp.	3,222,624	0.1
32,570		Regency Centers Corp.	1,920,979	0.0
25,538	(1)	SBA Communications Corp.	4,364,955	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
68,204	Simon Property Group, Inc.	$10,527,287	0.2
19,799	SL Green Realty Corp.	1,917,137	0.0
58,778	UDR, Inc.	2,093,672	0.0
78,072	Ventas, Inc.	3,866,906	0.1
37,895	Vornado Realty Trust	2,550,333	0.1
81,178	Welltower, Inc.	4,418,519	0.1
165,536	Weyerhaeuser Co.	5,793,760	0.1
		137,082,243	2.7

	Telecommunication Services: 1.9%
1,345,816	AT&T, Inc.	47,978,340	0.9
213,225	CenturyLink, Inc.	3,503,287	0.1
904,801	Verizon Communications, Inc.	43,267,584	0.9
		94,749,211	1.9

	Utilities: 2.8%
144,773	AES Corp.	1,646,069	0.0
50,711	Alliant Energy Corp.	2,072,052	0.0
53,183	Ameren Corp.	3,011,753	0.1
107,842	American Electric Power Co., Inc.	7,396,883	0.1
39,137	American Water Works Co., Inc.	3,214,322	0.1
94,476	Centerpoint Energy, Inc.	2,588,642	0.1
61,904	CMS Energy Corp.	2,803,632	0.1
68,036	Consolidated Edison, Inc.	5,302,726	0.1
142,807	Dominion Energy, Inc.	9,629,476	0.2
39,320	DTE Energy Co.	4,105,008	0.1
153,453	Duke Energy Corp.	11,888,004	0.2
71,414	Edison International	4,546,215	0.1
39,623	Entergy Corp.	3,121,500	0.1
69,458	Eversource Energy	4,092,465	0.1
211,523	Exelon Corp.	8,251,512	0.2
97,990	FirstEnergy Corp.	3,332,640	0.1
103,106	NextEra Energy, Inc.	16,840,303	0.3
73,957	NiSource, Inc.	1,768,312	0.0
66,142	NRG Energy, Inc.	2,019,315	0.0
112,876	PG&E Corp.	4,958,643	0.1
24,506	Pinnacle West Capital Corp.	1,955,579	0.0
152,128	PPL Corp.	4,303,701	0.1
110,639	Public Service Enterprise Group, Inc.	5,558,503	0.1
31,265	SCANA Corp.	1,174,001	0.0
55,964	Sempra Energy	6,224,316	0.1
220,977	Southern Co.	9,868,833	0.2
69,164	WEC Energy Group, Inc.	4,336,583	0.1
111,362	Xcel Energy, Inc.	5,064,744	0.1
		141,075,732	2.8

	Total Common Stock
	(Cost $2,942,026,577)	4,930,878,381	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateral(3): 0.3%
265,329	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $265,380, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $270,649, due 04/19/18-09/09/49)	$265,329	0.0
3,330,106	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $3,330,763, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,396,708, due 03/31/18-02/20/68)	3,330,106	0.0
3,330,106	Citigroup, Inc., Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $3,330,770, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,396,708, due 05/15/18-10/20/67)	3,330,106	0.1
3,330,106	Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $3,330,767, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,396,708, due 04/30/18-12/01/51)	3,330,106	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
3,765,200	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $3,766,067, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,853,974, due 04/15/19-02/15/47)	$3,765,200	0.1
		14,020,847	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
55,767,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $55,767,000)	55,767,000	1.1

	Total Short-Term Investments
	(Cost $69,787,847)	69,787,847	1.4

	Total Investments in Securities (Cost $3,011,814,424)	$5,000,666,228	99.0
	Assets in Excess of Other Liabilities	52,301,382	1.0
	Net Assets	$5,052,967,610	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$4,930,878,381	$–	$–	$4,930,878,381
Short-Term Investments	55,767,000	14,020,847	–	69,787,847
Total Investments, at fair value	$4,986,645,381	$14,020,847	$–	$5,000,666,228
Liabilities Table
Other Financial Instruments+
Futures	$(2,572,607)	$–	$–	$(2,572,607)
Total Liabilities	$(2,572,607)	$–	$–	$(2,572,607)

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	923	06/15/18	$121,974,450	$(2,572,607)
			$121,974,450	$(2,572,607)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$2,572,607
Total Liability Derivatives		$2,572,607

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,035,699,864.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,088,356,204
Gross Unrealized Depreciation	(125,962,447)

Net Unrealized Appreciation	$1,962,393,757

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.2%
		Communications: 0.3%
750,000		Alibaba Group Holding Ltd., 2.500%, 11/28/2019	$744,934	0.2
500,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	499,027	0.1
			1,243,961	0.3

		Consumer, Cyclical: 0.6%
845,000		American Honda Finance Corp., 2.000%, 02/14/2020	832,573	0.2
795,000	(1)	BMW US Capital LLC, 2.150%, 04/06/2020	783,503	0.2
755,000	(1)	Nissan Motor Acceptance Corp., 2.250%, 01/13/2020	746,036	0.2
			2,362,112	0.6

		Consumer, Non-cyclical: 1.5%
3,000,000		Gilead Sciences, Inc., 2.350%, 02/01/2020	2,975,655	0.7
2,545,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	2,521,995	0.6
570,000		UnitedHealth Group, Inc., 1.950%, 10/15/2020	556,968	0.2
			6,054,618	1.5

		Energy: 0.3%
1,495,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	1,475,207	0.3

		Financial: 21.2%
780,000	(1)	AIG Global Funding, 1.950%, 10/18/2019	770,441	0.2
595,000	(1)	AIG Global Funding, 2.150%, 07/02/2020	583,760	0.1
1,385,000		American Express Credit Corp., 2.200%, 03/03/2020	1,365,842	0.3
585,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	573,618	0.1
3,000,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/2019	2,963,500	0.7
500,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	495,274	0.1
5,650,000		Bank of America Corp., 2.625%, 10/19/2020	5,612,218	1.3
135,000		Bank of New York Mellon Corp./The, 2.150%, 02/24/2020	133,226	0.0
2,850,000		Bank of Nova Scotia/The, 2.050%, 06/05/2019	2,825,743	0.7
1,285,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	1,258,100	0.3
1,000,000		Barclays Bank PLC, 2.444%, (US0003M + 0.650%), 08/07/2020	1,005,853	0.2
2,665,000		Barclays Bank PLC, 5.125%, 01/08/2020	2,753,761	0.7
1,165,000		BNP Paribas SA, 5.000%, 01/15/2021	1,226,486	0.3
5,000,000		Branch Banking & Trust Co., 1.450%, 05/10/2019	4,928,541	1.2
2,100,000		Citibank NA, 2.125%, 10/20/2020	2,054,086	0.5
250,000		Citibank NA, 2.571%, (US0003M + 0.500%), 06/12/2020	251,465	0.1
545,000		Citibank NA, 2.850%, 02/12/2021	540,987	0.1
1,860,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,834,046	0.4
4,000,000		Credit Suisse AG/New York NY, 2.300%, 05/28/2019	3,974,912	1.0
2,000,000	(1)	Danske Bank A/S, 1.650%, 09/06/2019	1,970,816	0.5
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	1,091,075	0.3
3,000,000		Fifth Third Bank/Cincinnati OH, 2.375%, 04/25/2019	2,988,962	0.7
5,000,000		HSBC USA, Inc., 2.375%, 11/13/2019	4,955,234	1.2
500,000		JPMorgan Chase & Co., 2.400%, 06/07/2021	488,561	0.1
5,685,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	5,615,722	1.4
325,000		KeyBank NA/Cleveland OH, 1.600%, 08/22/2019	319,957	0.1
700,000		National Australia Bank Ltd./New York, 2.125%, 05/22/2020	686,329	0.2
1,500,000		National Australia Bank Ltd./New York, 2.500%, 01/12/2021	1,474,301	0.4
2,540,000	(1)	New York Life Global Funding, 2.000%, 04/09/2020	2,494,658	0.6
1,970,000	(1)	Pricoa Global Funding I, 1.450%, 09/13/2019	1,930,221	0.5
630,000	(1)	Principal Life Global Funding II, 1.500%, 04/18/2019	621,869	0.1
3,000,000		Royal Bank of Canada, 1.500%, 07/29/2019	2,951,376	0.7
2,370,000		Santander UK PLC, 2.125%, 11/03/2020	2,315,448	0.6
2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/2019	1,962,599	0.5
2,000,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/2020	1,978,704	0.5

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
	1,000,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	$992,327	0.2
	2,000,000	Svenska Handelsbanken AB, 2.250%, 06/17/2019	1,987,809	0.5
	295,000	(1) UBS AG/London, 2.200%, 06/08/2020	289,439	0.1
	3,200,000	UBS AG/Stamford CT, 2.350%, 03/26/2020	3,155,675	0.8
	4,700,000	US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	4,636,487	1.1
	2,215,000	Wells Fargo Bank NA, 1.750%, 05/24/2019	2,190,101	0.5
	3,500,000	Wells Fargo Bank NA, 2.150%, 12/06/2019	3,462,808	0.8
	740,000	Wells Fargo Bank NA, 2.600%, 01/15/2021	729,845	0.2
	1,255,000	Westpac Banking Corp., 1.600%, 08/19/2019	1,235,249	0.3
			87,677,431	21.2

		Industrial: 0.2%
	795,000	(1) Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	785,792	0.2

		Technology: 0.8%
	740,000	IBM Credit LLC, 1.800%, 01/20/2021	718,052	0.2
	2,675,000	Xilinx, Inc., 2.125%, 03/15/2019	2,656,721	0.6
			3,374,773	0.8

		Utilities: 0.3%
	1,280,000	Duke Energy Progress LLC, 2.227%, (US0003M + 0.180%), 09/08/2020	1,282,257	0.3

		Total Corporate Bonds/Notes
		(Cost $105,566,527)	104,256,151	25.2

FOREIGN GOVERNMENT BONDS: 4.4%
CAD	1,139,415	Canadian Government Real Return Bond, 4.250%, 12/01/2026	1,180,796	0.3
EUR	605,900	(2) Hellenic Republic Government Bond 0.000%, 10/15/2042	2,861	0.0
	2,120,000	Israel Government AID Bond, 5.500%, 12/04/2023	2,422,682	0.6
	2,500,000	Israel Government AID Bond, 5.500%, 04/26/2024	2,868,144	0.7
EUR	1,111,665	Italy Buoni Poliennali Del Tesoro, 1.250%, 10/27/2020	1,442,122	0.3
EUR	1,565,140	Italy Buoni Poliennali Del Tesoro, 1.650%, 04/23/2020	2,028,201	0.5
MXN	21,062,993	Mexican Udibonos, 2.000%, 06/09/2022	1,085,878	0.3
MXN	12,035,996	Mexican Udibonos, 4.500%, 12/04/2025	703,036	0.2
NZD	2,055,000	New Zealand Government Bond, 2.500%, 09/20/2035	1,677,809	0.4
NZD	980,000	New Zealand Government Bond, 2.500%, 09/20/2040	781,950	0.2
NZD	4,571,000	New Zealand Government Bond, 3.000%, 09/20/2030	3,975,601	0.9

		Total Foreign Government Bonds
		(Cost $17,518,547)	18,169,080	4.4

U.S. TREASURY OBLIGATIONS: 53.2%
		Treasury Inflation Indexed Protected Securities: 53.2%
	182,553	0.125%, 01/15/2023	179,464	0.0
	14,730,327	0.125%, 07/15/2026	14,149,024	3.4
	21,128,835	0.250%, 01/15/2025	20,653,528	5.0
	13,425,851	0.375%, 07/15/2025	13,250,643	3.2
	7,936,961	0.375%, 01/15/2027	7,730,455	1.9
	6,358,332	0.375%, 07/15/2027	6,199,002	1.5
	21,398,707	0.500%, 01/15/2028	21,001,742	5.1
	14,122,300	0.625%, 01/15/2026	14,113,164	3.4
	12,905,288	0.750%, 02/15/2042	12,552,711	3.0
	10,547,052	0.750%, 02/15/2045	10,155,018	2.4
	3,229,349	0.875%, 02/15/2047	3,200,291	0.8
	3,248,141	1.000%, 02/15/2046	3,321,417	0.8
	8,774,960	1.000%, 02/15/2048	8,987,110	2.2
	9,710,120	1.375%, 02/15/2044	10,783,743	2.6
	8,428,832	1.750%, 01/15/2028	9,261,917	2.2
	6,562,654	2.000%, 01/15/2026	7,242,885	1.7
	5,316,862	2.125%, 02/15/2040	6,703,884	1.6
	2,937,177	2.125%, 02/15/2041	3,724,943	0.9
	4,393,972	2.375%, 01/15/2025	4,918,168	1.2
	7,813,452	2.375%, 01/15/2027	8,946,504	2.2
	7,538,754	2.500%, 01/15/2029	8,924,819	2.2
	2,639,253	3.375%, 04/15/2032	3,549,995	0.9
	8,068,613	3.625%, 04/15/2028	10,339,255	2.5
	7,807,233	3.875%, 04/15/2029	10,385,450	2.5

		Total U.S. Treasury Obligations
		(Cost $220,287,212)	220,275,132	53.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.6%
		Federal Home Loan Bank: 5.3%
	4,475,000	1.375%, 09/28/2020	4,366,208	1.0
	12,810,000	1.375%, 02/18/2021	12,439,471	3.0
	5,255,000	2.875%, 09/13/2024	5,287,265	1.3
			22,092,944	5.3

		Federal Home Loan Mortgage Corporation: 2.5%(3)
	515,000	1.375%, 05/01/2020	505,050	0.1
	9,970,000	2.375%, 01/13/2022	9,901,666	2.4
			10,406,716	2.5

		Federal National Mortgage Association: 5.8%(3)
	8,350,000	1.375%, 02/26/2021	8,098,097	2.0
	8,355,000	1.875%, 12/28/2020	8,234,337	2.0
	4,830,000	1.875%, 09/24/2026	4,453,700	1.1
	3,120,000	2.625%, 09/06/2024	3,093,820	0.7
			23,879,954	5.8

		Total U.S. Government Agency Obligations
		(Cost $57,404,047)	56,379,614	13.6

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

	Value	Percentage of Net Assets
PURCHASED OPTIONS (4): 0.2%
Total Purchased Options
(Cost $785,321)	$689,028	0.2

Total Long-Term Investments
(Cost $401,561,654)	399,769,005	96.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Mutual Funds: 3.6%
15,066,309	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $15,066,309)	15,066,309	3.6

	Total Short-Term Investments
	(Cost $15,066,309)	15,066,309	3.6

	Total Investments in Securities (Cost $416,627,963)	$414,835,314	100.2
	Liabilities in Excess of Other Assets	(688,699)	(0.2)
	Net Assets	$414,146,615	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2018.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(5)	Rate shown is the 7-day yield as of March 31, 2018.

CAD	Canadian Dollar
EUR	EU Euro
MXN	Mexican Peso
NZD	New Zealand Dollar

Reference Rate Abbreviations:
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Purchased Options	$–	$689,028	$–	$689,028

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Corporate Bonds/Notes	$–	$104,256,151	$–	$104,256,151
U.S. Treasury Obligations	–	220,275,132	–	220,275,132
Foreign Government Bonds	–	18,169,080	–	18,169,080
U.S. Government Agency Obligations	–	56,379,614	–	56,379,614
Short-Term Investments	15,066,309	–	–	15,066,309
Total Investments, at fair value	$15,066,309	$399,769,005	$–	$414,835,314
Other Financial Instruments+
Centrally Cleared Swaps	–	1,138,283	–	1,138,283
Forward Foreign Currency Contracts	–	266,015	–	266,015
Futures	466,189	–	–	466,189
OTC Swaps	–	5,757,984	–	5,757,984
Total Assets	$15,532,498	$406,931,287	$–	$422,463,785
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,002,972)	$–	$(1,002,972)
Forward Foreign Currency Contracts	–	(256,764)	–	(256,764)
Futures	(580,778)	–	–	(580,778)
Written Options	–	(852,017)	–	(852,017)
Total Liabilities	$(580,778)	$(2,111,753)	$–	$(2,692,531)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,709,900	EUR	3,027,000	Bank of America N.A.	04/04/18	$(14,940)
USD	9,366	JPY	1,000,000	Goldman Sachs International	04/04/18	(33)
MXN	42,754,602	CAD	2,700,000	Goldman Sachs International	04/04/18	255,635
USD	88,963	JPY	9,500,000	HSBC Bank PLC	04/04/18	(325)
USD	88,712	JPY	9,500,000	HSBC Bank PLC	04/04/18	(575)
USD	4,664	JPY	491,000	JPMorgan Chase Bank N.A.	04/04/18	49
USD	10,186	JPY	1,070,000	National Australia Bank	04/04/18	130
USD	10,876	CAD	14,000	National Australia Bank	04/04/18	9
USD	1,164,891	CAD	1,488,000	National Australia Bank	04/04/18	9,903
JPY	10,780,500	USD	101,612	Royal Bank of Scotland PLC	04/04/18	(290)
CAD	1,400,000	MXN	21,925,680	Royal Bank of Scotland PLC	04/04/18	(119,167)
CAD	1,300,000	MXN	20,359,560	Royal Bank of Scotland PLC	04/04/18	(110,655)
USD	101,790	JPY	10,780,500	Royal Bank of Scotland PLC	05/02/18	289
USD	6,436,412	NZD	8,921,000	Westpac Banking Corp.	04/04/18	(10,779)
						$9,251

At March 31, 2018, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	440	12/17/18	$107,255,500	$(99,522)
U.S. Treasury 10-Year Note	139	06/20/18	16,838,547	117,832
U.S. Treasury 5-Year Note	838	06/29/18	95,918,266	260,233
			$220,012,313	$278,543
Short Contracts
90-Day Eurodollar	(440)	12/16/19	(106,936,500)	88,124
Canada 10-Year Bond	(11)	06/20/18	(1,137,866)	(13,674)
Euro-Bobl 5-Year	(1)	06/07/18	(161,497)	(1,198)
Short-Term Euro-BTP	(32)	06/07/18	(4,440,649)	(19,314)
U.S. Treasury 2-Year Note	(354)	06/29/18	(75,263,719)	(22,981)
U.S. Treasury Long Bond	(11)	06/20/18	(1,612,875)	(49,598)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra 10-Year Note	(102)	06/20/18	$(13,245,656)	$(134,702)
U.S. Treasury Ultra Long Bond	(46)	06/20/18	(7,381,563)	(239,789)
			$(210,180,325)	$(393,132)

At March 31, 2018, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month JPY-LIBOR	Semi-Annual	0.092%	Semi-Annual	11/08/22	JPY	564,835,000	$(2,338)	$(1,893)
Pay	6-month JPY-LIBOR	Semi-Annual	0.093	Semi-Annual	11/08/22	JPY	564,835,000	(2,216)	(1,780)
Pay	6-month JPY-LIBOR	Semi-Annual	1.013	Semi-Annual	01/30/48	JPY	175,185,000	(71,389)	(70,401)
Pay	3-month NZD-BBR-FRA	Quarterly	3.055	Semi-Annual	09/08/27	NZD	3,766,237	(7,696)	(6,649)
Pay	3-month USD-LIBOR	Quarterly	1.882	Semi-Annual	11/15/19	USD	12,165,000	(119,814)	(120,017)
Pay	3-month USD-LIBOR	Quarterly	1.938	Semi-Annual	11/24/19	USD	12,165,000	(111,918)	(112,121)
Pay	3-month USD-LIBOR	Quarterly	2.703	Semi-Annual	03/31/20	USD	18,500,000	27,977	27,667
Pay	3-month USD-LIBOR	Quarterly	2.763	Semi-Annual	04/01/21	USD	1,710,000	(959)	(987)
Pay	3-month USD-LIBOR	Quarterly	2.763	Semi-Annual	04/01/21	USD	1,710,000	(943)	(971)
Pay	3-month USD-LIBOR	Quarterly	2.917	Semi-Annual	03/27/28	USD	820,000	7,412	7,395
Receive	6-month EUR-EURIBOR	Semi-Annual	0.954	Annual	01/15/28	EUR	1,977,500	(1,829)	(1,834)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.955	Annual	01/15/28	EUR	1,977,500	(2,062)	(2,065)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.040	Annual	03/23/28	EUR	1,455,000	(13,650)	(13,732)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.519	Annual	01/05/48	EUR	750,000	(7,950)	(8,259)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.491	Annual	01/08/48	EUR	750,000	(1,612)	(2,040)
Receive	6-month GBP-LIBOR	Semi-Annual	1.450	Semi-Annual	01/24/28	GBP	3,350,000	15,743	18,076
Receive	6-month GBP-LIBOR	Semi-Annual	1.520	Semi-Annual	01/10/48	GBP	1,310,000	(6,538)	(5,967)
Receive	6-month GBP-LIBOR	Semi-Annual	1.570	Semi-Annual	01/23/48	GBP	2,480,000	(57,027)	(57,859)
Receive	6-month JPY-LIBOR	Semi-Annual	0.145	Semi-Annual	01/30/23	JPY	1,013,115,000	16,945	16,685
Receive	6-month JPY-LIBOR	Semi-Annual	0.273	Semi-Annual	11/08/27	JPY	270,135,000	1,863	919
Receive	6-month JPY-LIBOR	Semi-Annual	0.351	Semi-Annual	01/11/28	JPY	259,320,000	(15,009)	(14,976)
Receive	3-month NZD-BBR-FRA	Quarterly	3.067	Semi-Annual	09/08/27	NZD	1,855,013	(5,121)	(4,631)
Receive	3-month NZD-BBR-FRA	Quarterly	3.070	Semi-Annual	09/08/27	NZD	1,873,750	(5,509)	(5,014)
Receive	3-month USD-LIBOR	Quarterly	2.967	Semi-Annual	03/31/20	USD	3,740,000	(45,575)	(45,652)
Receive	3-month USD-LIBOR	Quarterly	2.851	Semi-Annual	03/27/21	USD	1,880,000	(2,172)	(2,204)
Receive	3-month USD-LIBOR	Quarterly	2.978	Semi-Annual	03/23/28	USD	6,070,000	(87,847)	(87,973)
								$(499,234)	$(496,283)

At March 31, 2018, the following over-the-counter interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	7-day China Fixing Repo Rates	Quarterly	BNP Paribas	3.965%	Quarterly	02/12/23	CNY	8,814,650	$19,387	$–	$19,387
Receive	7-day China Fixing Repo Rates	Quarterly	Deutsche Bank AG	3.975%	Quarterly	02/12/23	CNY	18,940,350	43,041	–	43,041
									$62,428	$–	$62,428

At March 31, 2018, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.588%	At Termination Date	01/15/28	EUR	3,360,000	$22,945	$22,704
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.832	At Termination Date	05/15/47	EUR	1,380,000	(26,609)	(24,053)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.974	At Termination Date	01/15/48	EUR	530,000	15,123	15,197

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.991%	At Termination Date	01/15/48	EUR	530,000	$19,061	$19,060
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.000	At Termination Date	02/15/48	EUR	1,230,000	49,787	49,663
Pay	U.K. RPI All Items Monthly	At Termination Date	3.210	At Termination Date	02/15/23	GBP	16,195,000	63,538	67,992
Pay	U.K. RPI All Items Monthly (UKRPI)	At Termination Date	3.523	At Termination Date	02/15/27	GBP	2,845,000	83,578	79,706
Pay	U.K. RPI All Items Monthly	At Termination Date	3.405	At Termination Date	01/15/28	GBP	4,545,000	56,578	55,650
Pay	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	02/15/28	GBP	2,430,000	50,309	25,134
Pay	U.K. RPI All Items Monthly (UKRPI)	At Termination Date	3.547	At Termination Date	11/15/32	GBP	4,200,000	160,167	156,597
Pay	U.K. RPI All Items Monthly (UKRPI)	At Termination Date	3.600	At Termination Date	11/15/42	GBP	2,530,000	194,357	189,624
Pay	U.K. RPI All Items Monthly (UKRPI)	At Termination Date	3.624	At Termination Date	02/15/47	GBP	300,000	44,053	41,131
Pay	U.K. RPI All Items Monthly	At Termination Date	3.514	At Termination Date	01/15/48	GBP	560,000	37,415	36,939
Pay	U.K. RPI All Items Monthly	At Termination Date	3.510	At Termination Date	02/15/48	GBP	10,000	758	(20,993)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.256	At Termination Date	08/15/22	EUR	3,660,000	30,058	28,231
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.299	At Termination Date	09/29/22	EUR	5,000,000	30,461	28,401
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.896	At Termination Date	03/15/48	EUR	990,000	3,556	3,536
Receive	U.K. RPI All Items Monthly	At Termination Date	3.333	At Termination Date	01/15/23	GBP	4,545,000	(28,910)	(28,699)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	03/15/23	GBP	5,265,000	(6,513)	(6,781)
Receive	U.K. RPI All Items Monthly (UKRPI)	At Termination Date	3.455	At Termination Date	11/15/27	GBP	4,200,000	(92,143)	(90,305)
Receive	U.K. RPI All Items Monthly (UKRPI)	At Termination Date	3.550	At Termination Date	11/15/47	GBP	2,530,000	(245,085)	(239,092)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	03/15/48	GBP	510,000	7,502	7,471
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.915	At Termination Date	04/01/18	USD	10,240,000	(15,894)	(16,215)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.113	At Termination Date	11/09/19	USD	22,115,000	124,554	123,816
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD	5,100,000	(2,190)	(2,374)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD	6,700,000	116,931	116,689
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	(7,248)	(7,435)
								$686,139	$631,594

At March 31, 2018, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.585%	At Termination Date	09/13/18	USD 11,210,000	$144,038	$–	$144,038
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.518	At Termination Date	12/11/19	USD 15,000,000	324,801	–	324,801
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.375	At Termination Date	01/15/20	USD 16,000,000	452,488	–	452,488

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.174%	At Termination Date	02/16/20	USD	10,000,000	$6,971	$–	$6,971
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437	At Termination Date	01/15/21	USD	22,000,000	736,035	–	736,035
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.649	At Termination Date	12/11/21	USD	6,500,000	178,953	–	178,953
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD	34,000,000	1,236,763	–	1,236,763
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD	37,000,000	1,503,809	–	1,503,809
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	217,528	–	217,528
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.689	At Termination Date	09/22/24	USD	19,500,000	849,527	–	849,527
Deutsche Bank AG	Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.970	At Termination Date	03/15/47	EUR	1,110,000	43,931	–	43,931
Deutsche Bank AG	Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.470	At Termination Date	03/15/27	EUR	1,110,000	712	–	712
									$5,695,556	$–	$5,695,556

At March 31, 2018, the following over-the-counter purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call GBP vs. Put USD	Barclays Bank PLC	07/23/18	1.345	USD	2,975,000	$28,524	$20,556
						$28,524	$20,556

At March 31, 2018, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-year Interest Rate Swap	Barclays Bank PLC	1.100%	Pay	6-month JPY-LIBOR	06/29/22	JPY	1,385,780,000	$188,508	$121,539
Put on 10-year Interest Rate Swap	Deutsche Bank AG	2.950%	Pay	3-month USD-LIBOR	08/22/22	USD	11,185,000	511,009	501,914
Put on 30-year Interest Rate Swap	Deutsche Bank AG	3.540%	Pay	3-month USD-LIBOR	06/17/19	USD	2,995,000	57,280	45,019
								$756,797	$668,472

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the following OTC written foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value

Call GBP vs. Put USD	Barclays Bank PLC	07/23/18	1.470	USD	2,975,000	$31,814	$(22,291)
Put USD vs. Call MXN	Goldman Sachs International	06/29/18	18.180	MXN	1,660,000	24,693	(28,301)
						$56,507	$(50,592)

At March 31, 2018, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.400%	Pay	3-month USD-LIBOR	02/24/20	USD	61,300,000	$186,965	$(251,801)
Put on 10-Year interest Rate Swap	Deutsche Bank AG	1.650%	Receive	6-month EUR-EURIBOR	02/21/19	EUR	7,190,000	82,210	(27,401)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	2.650%	Receive	3-month USD-LIBOR	08/22/18	USD	14,750,000	187,868	(319,392)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.150%	Receive	3-month USD-LIBOR	03/21/19	USD	6,200,000	14,196	(11,827)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.400%	Receive	3-month USD-LIBOR	02/24/20	USD	61,300,000	232,940	(191,004)
								$704,179	$(801,425)

Currency Abbreviations
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$20,556
Interest rate contracts	Purchased options	668,472
Foreign exchange contracts	Forward foreign currency contracts	266,015
Interest rate contracts	Futures contracts	466,189
Interest rate contracts	Interest rate swaps	436,517
Interest rate contracts	Inflation-linked swaps	6,459,750
Total Asset Derivatives		$8,317,499

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$256,764
Interest rate contracts	Futures contracts	580,778
Interest rate contracts	Interest rate swaps	649,523
Interest rate contracts	Inflation-linked swaps	353,449
Foreign exchange contracts	Written options	50,592
Interest rate contracts	Written options	801,425
Total Liability Derivatives		$2,692,531

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JPMorgan Chase Bank N.A.	National Australia Bank	Royal Bank of Scotland PLC	Westpac Banking Corp.	Totals
Assets:
Purchased options	$-	$142,095	$-	$-	$546,933	$-	$-	$-	$-	$-	$-	$689,028
Forward foreign currency contracts	-	-	-	-	-	255,635	-	49	10,042	289	-	266,015
OTC Interest rate swaps	-	-	19,387	-	43,041	-	-	-	-	-	-	62,428
OTC Inflation-linked swaps	-	1,664,333	-	3,986,580	44,643	-	-	-	-	-	-	5,695,556
Total Assets	$-	$1,806,428	$19,387	$3,986,580	$634,617	$255,635	$-	$49	$10,042	$289	$-	$6,713,027

Liabilities:
Forward foreign currency contracts	$14,940	$-	$-	$-	$-	$33	$900	$-	$-	$230,112	$10,779	$256,764
Written options	-	22,291	-	-	801,425	28,301	-	-	-	-	-	852,017
Total Liabilities	$14,940	$22,291	$-	$-	$801,425	$28,334	$900	$-	$-	$230,112	$10,779	$1,108,781

Net OTC derivative instruments by counterparty, at fair value	$(14,940)	$1,784,137	$19,387	$3,986,580	$(166,808)	$227,301	$(900)	$49	$10,042	$(229,823)	$(10,779)	$5,604,246

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$(1,784,137)	$(19,387)	$(3,986,580)	$166,808	$-	$-	$-	$-	$-	$-	$(5,623,296)

Net Exposure(1)(2)	$(14,940)	$-	$-	$-	$-	$227,301	$(900)	$49	$10,042	$(229,823)	$(10,779)	$(19,050)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At March 31, 2018, the Portfolio had received $1,800,000, $60,000 and $4,030,000 in cash collateral from Barclays Bank PLC, BNP Paribas and Citibank N.A., respectively. In addition, the Portfolio had pledged $232,000 in cash collateral to Deutsche Bank AG. Excess cash collateral is not shown for financial reporting purposes.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $416,789,756.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$10,030,519
Gross Unrealized Depreciation	(6,584,145)

Net Unrealized Appreciation	$3,446,374

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 5.2%
384,187		Dexus	$2,766,428	0.9
195,474		Goodman Group	1,270,994	0.4
651,492		GPT Group	2,387,724	0.8
2,332,453		Mirvac Group	3,876,272	1.3
1,833,889		Scentre Group	5,411,619	1.8
			15,713,037	5.2

		Canada: 2.0%
43,500		Canadian Real Estate Investment Trust	1,695,296	0.6
102,100		Chartwell Retirement Residences	1,240,241	0.4
81,500		H&R Real Estate Investment Trust	1,330,341	0.4
79,200	(1)	SmartCentres Real Estate Investment Trust	1,789,508	0.6
			6,055,386	2.0

		France: 5.9%
29,736		Gecina S.A.	5,160,138	1.7
129,445	(1)	Klepierre SA	5,217,571	1.7
32,491	(1)	Unibail-Rodamco SE	7,421,719	2.5
			17,799,428	5.9

		Germany: 4.4%
43,753	(2),(3)	ADO Properties SA	2,460,886	0.8
314,567		Aroundtown SA	2,436,837	0.8
165,277	(2)	Vonovia SE	8,196,064	2.8
			13,093,787	4.4

		Hong Kong: 9.4%
1,501,000		CK Asset Holdings Ltd.	12,667,048	4.2
270,000		Hysan Development Co., Ltd.	1,432,847	0.5
1,035,000		Link REIT	8,871,734	3.0
329,000		Sun Hung Kai Properties Ltd.	5,222,208	1.7
			28,193,837	9.4

		Japan: 12.1%
1,802		AEON REIT Investment Corp.	1,904,053	0.6
175		DA Office Investment Corp.	1,015,348	0.3
623		Hulic Reit, Inc.	951,074	0.3
2,807		Japan Hotel REIT Investment Corp.	1,995,643	0.7
1,258		Japan Retail Fund Investment Corp.	2,439,436	0.8
305		Kenedix Office Investment Corp.	1,860,571	0.6
187,219		Mitsubishi Estate Co., Ltd.	3,136,188	1.0
409,382		Mitsui Fudosan Co., Ltd.	9,882,995	3.3
1,112		Mori Hills REIT Investment Corp.	1,409,218	0.5
2,008		Nippon Prologis REIT, Inc.	4,361,257	1.5
30		Nippon Building Fund, Inc.	166,405	0.1
81,700		Nomura Real Estate Holdings, Inc.	1,918,420	0.6
2,235		Orix JREIT, Inc.	3,480,316	1.2
122,000		Tokyo Tatemono Co., Ltd.	1,846,723	0.6
			36,367,647	12.1

		Singapore: 2.4%
589,200		CapitaLand Ltd.	1,613,519	0.5
301,300		City Developments Ltd.	3,002,220	1.0
552,595		Fortune Real Estate Investment Trust	685,710	0.2
1,344,300		Suntec Real Estate Investment Trust	1,949,055	0.7
			7,250,504	2.4

		Spain: 1.0%
52,154		Hispania Activos Inmobiliarios SOCIMI SA	1,110,853	0.4
160,913		Inmobiliaria Colonial Socimi SA	1,861,376	0.6
			2,972,229	1.0

		Sweden: 1.0%
78,468	(1)	Castellum AB	1,285,168	0.4
36,773		Fabege AB	798,343	0.3
46,038		Wihlborgs Fastigheter AB	1,068,408	0.3
			3,151,919	1.0

		United Kingdom: 6.2%
62,443		Derwent London PLC	2,718,138	0.9
136,484		Hammerson PLC	1,028,848	0.3
423,486		Land Securities Group PLC	5,571,770	1.9
132,465		Safestore Holdings PLC	913,447	0.3
631,066		Segro PLC	5,325,827	1.8
96,454		Shaftesbury PLC	1,327,551	0.4
161,960		Unite Group PLC	1,797,270	0.6
			18,682,851	6.2

		United States: 49.6%
64,434		Alexandria Real Estate Equities, Inc.	8,047,162	2.7
33,513		AvalonBay Communities, Inc.	5,511,548	1.8
10,542		Boston Properties, Inc.	1,298,985	0.4
101,713		Brandywine Realty Trust	1,615,202	0.5
162,630		Brixmor Property Group, Inc.	2,480,108	0.8
78,313		Columbia Property Trust, Inc.	1,602,284	0.5
21,296		Crown Castle International Corp.	2,334,255	0.8
125,248		CubeSmart	3,531,994	1.2
46,026		CyrusOne, Inc.	2,356,991	0.8
48,273		DCT Industrial Trust, Inc.	2,719,701	0.9
11,869		Equinix, Inc.	4,962,904	1.7
39,374		Equity Residential	2,426,226	0.8

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
20,782	Essex Property Trust, Inc.	$5,001,812	1.7
78,568	Extra Space Storage, Inc.	6,863,700	2.3
157,813	Forest City Realty Trust, Inc.	3,197,291	1.1
128,822	Gaming and Leisure Properties, Inc.	4,311,672	1.4
394,274	GGP, Inc.	8,066,846	2.7
130,224	Healthcare Trust of America, Inc.	3,444,425	1.1
27,190	Hilton Worldwide Holdings, Inc.	2,141,484	0.7
165,926	Host Hotels & Resorts, Inc.	3,092,861	1.0
25,232	Hudson Pacific Properties, Inc.	820,797	0.3
188,591	Invitation Homes, Inc.	4,305,533	1.4
60,115	Iron Mountain, Inc.	1,975,379	0.7
40,568	Kilroy Realty Corp.	2,878,705	1.0
92,225	Macerich Co.	5,166,445	1.7
20,127	Marriott International, Inc.	2,736,869	0.9
57,100	MGM Growth Properties LLC	1,515,434	0.5
127,476	Paramount Group, Inc.	1,815,258	0.6
63,380	Park Hotels & Resorts, Inc.	1,712,528	0.6
79,062	Physicians Realty Trust	1,230,995	0.4
173,395	ProLogis, Inc.	10,922,151	3.6
97,658	Regency Centers Corp.	5,759,869	1.9
68,981	Retail Opportunity Investments Corp.	1,218,894	0.4
81,029	Simon Property Group, Inc.	12,506,826	4.2
46,657	SL Green Realty Corp.	4,517,797	1.5
109,607	STORE Capital Corp.	2,720,446	0.9
27,327	Sun Communities, Inc.	2,496,868	0.8
65,677	Taubman Centers, Inc.	3,737,678	1.2
171,171	VICI Properties, Inc.	3,135,853	1.0
46,864	Vornado Realty Trust	3,153,947	1.1
		149,335,723	49.6

	Total Common Stock
	(Cost $247,058,763)	298,616,348	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateral(4): 3.7%
554,777	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $554,885, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $565,900, due 04/19/18-09/09/49)	$554,777	0.2
2,637,963	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $2,638,483, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,690,722, due 03/31/18-02/20/68)	2,637,963	0.9
2,637,963	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $2,638,457, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,690,723, due 06/30/19-09/09/49)	2,637,963	0.8
2,637,963	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $2,638,489, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,690,722, due 04/02/18-02/20/68)	2,637,963	0.9

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
2,638,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $2,638,607, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,700,197, due 04/15/19-02/15/47)	$2,638,000	0.9
		11,106,666	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,957,359	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $1,957,359)	1,957,359	0.6

	Total Short-Term Investments
	(Cost $13,064,025)	13,064,025	4.3

	Total Investments in Securities (Cost $260,122,788)	$311,680,373	103.5
	Liabilities in Excess of Other Assets	(10,580,261)	(3.5)
	Net Assets	$301,100,112	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2018.

REIT Diversification	Percentage of Net Assets
Retail REITs	24.8%
Office REITs	12.5
Diversified REITs	10.7
Specialized REITs	10.2
Diversified Real Estate Activities	8.7
Industrial REITs	8.2
Residential REITs	7.1
Real Estate Operating Companies	6.5
Real Estate Development	4.2
Hotel & Resort REITs	2.8
Hotels, Resorts & Cruise Lines	1.6
Health Care REITs	1.5
Health Care Facilities	0.4
Assets in Excess of Other Liabilities*	0.8
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$15,713,037	$–	$15,713,037
Canada	6,055,386	–	–	6,055,386
France	–	17,799,428	–	17,799,428
Germany	–	13,093,787	–	13,093,787
Hong Kong	–	28,193,837	–	28,193,837
Japan	–	36,367,647	–	36,367,647
Singapore	–	7,250,504	–	7,250,504
Spain	–	2,972,229	–	2,972,229
Sweden	–	3,151,919	–	3,151,919
United Kingdom	–	18,682,851	–	18,682,851
United States	149,335,723	–	–	149,335,723
Total Common Stock	155,391,109	143,225,239	–	298,616,348
Short-Term Investments	1,957,359	11,106,666	–	13,064,025
Total Investments, at fair value	$157,348,468	$154,331,905	$–	$311,680,373
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(22)	$–	$(22)
Total Liabilities	$–	$(22)	$–	$(22)

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $27,874,864 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® Clarion Global Real Estate Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 9,419	USD 11,609	Brown Brothers Harriman & Co.	04/03/18	$(19)
HKD 347,979	USD 44,341	Brown Brothers Harriman & Co.	04/03/18	(3)
				$(22)

Currency Abbreviations
EUR	-	EU Euro
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$22
Total Liability Derivatives		$22

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Cost for federal income tax purposes was $280,291,288.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,588,314
Gross Unrealized Depreciation	(16,190,815)

Net Unrealized Appreciation	$31,397,499

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Diversified REITs: 5.4%
298,019	Forest City Realty Trust, Inc.	$6,037,865	1.6
125,790	Gramercy Property Trust	2,733,417	0.7
246,097	STORE Capital Corp.	6,108,127	1.7
763,348	VEREIT, Inc.	5,312,902	1.4
		20,192,311	5.4

	Health Care REITs: 5.5%
182,397	Healthcare Realty Trust, Inc.	5,054,221	1.3
304,186	Healthcare Trust of America, Inc.	8,045,720	2.2
256,876	Physicians Realty Trust	3,999,559	1.1
46,262	Ventas, Inc.	2,291,357	0.6
23,632	Welltower, Inc.	1,286,290	0.3
		20,677,147	5.5

	Hotel & Resort REITs: 4.9%
390,485	Host Hotels & Resorts, Inc.	7,278,640	2.0
150,756	MGM Growth Properties LLC	4,001,064	1.1
74,389	Park Hotels & Resorts, Inc.	2,009,991	0.5
101,657	RLJ Lodging Trust	1,976,212	0.5
153,118	Xenia Hotels & Resorts, Inc.	3,019,487	0.8
		18,285,394	4.9

	Hotels, Resorts & Cruise Lines: 2.4%
41,000	Hilton Worldwide Holdings, Inc.	3,229,160	0.9
34,975	Hyatt Hotels Corp.	2,667,193	0.7
21,359	Marriott International, Inc.	2,904,397	0.8
		8,800,750	2.4

	Industrial REITs: 8.7%
42,159	Americold Realty Trust	804,394	0.2
110,715	DCT Industrial Trust, Inc.	6,237,683	1.7
405,021	ProLogis, Inc.	25,512,273	6.8
		32,554,350	8.7

	Office REITs: 16.2%
136,310	Alexandria Real Estate Equities, Inc.	17,023,756	4.6
50,650	Boston Properties, Inc.	6,241,093	1.7
262,189	Brandywine Realty Trust	4,163,562	1.1
186,037	Columbia Property Trust, Inc.	3,806,317	1.0
191,559	Douglas Emmett, Inc.	7,041,709	1.9
132,254	Hudson Pacific Properties, Inc.	4,302,223	1.2
42,026	Kilroy Realty Corp.	2,982,165	0.8
189,143	Paramount Group, Inc.	2,693,396	0.7
97,528	SL Green Realty Corp.	9,443,636	2.5
38,321	Vornado Realty Trust	2,579,003	0.7
		60,276,860	16.2

	Residential REITs: 15.1%
56,969	AvalonBay Communities, Inc.	9,369,122	2.5
244,308	Equity Residential	15,054,259	4.0
40,757	Essex Property Trust, Inc.	9,809,395	2.6
433,313	Invitation Homes, Inc.	9,892,536	2.7
37,605	Mid-America Apartment Communities, Inc.	3,431,080	0.9
96,944	Sun Communities, Inc.	8,857,773	2.4
		56,414,165	15.1

	Retail REITs: 20.2%
486,627	Brixmor Property Group, Inc.	7,421,062	2.0
18,803	Federal Realty Investment Trust	2,183,216	0.6
663,099	GGP, Inc.	13,567,006	3.6
120,155	Macerich Co.	6,731,083	1.8
224,935	Regency Centers Corp.	13,266,666	3.6
158,414	Retail Opportunity Investments Corp.	2,799,175	0.7
168,190	Simon Property Group, Inc.	25,960,126	6.9
63,449	Taubman Centers, Inc.	3,610,883	1.0
		75,539,217	20.2

	Specialized REITs: 20.7%
27,808	Crown Castle International Corp.	3,048,035	0.8
259,664	CubeSmart	7,322,525	2.0
141,246	CyrusOne, Inc.	7,233,208	1.9
63,703	Equinix, Inc.	26,636,772	7.1
179,033	Extra Space Storage, Inc.	15,640,323	4.2
87,296	Four Corners Property Trust, Inc.	2,015,665	0.6
123,075	Geo Group, Inc./The	2,519,345	0.7
247,983	Iron Mountain, Inc.	8,148,721	2.2
24,356	QTS Realty Trust, Inc.	882,174	0.2
202,811	VICI Properties, Inc.	3,715,498	1.0
		77,162,266	20.7

	Total Common Stock
	(Cost $380,837,546)	369,902,460	99.1

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
1,888,569	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $1,888,569)	1,888,569	0.5

	Total Short-Term Investments
	(Cost $1,888,569)	1,888,569	0.5

	Total Investments in Securities (Cost $382,726,115)	$371,791,029	99.6
	Assets in Excess of Other Liabilities	1,594,077	0.4
	Net Assets	$373,385,106	100.0

(1)	Rate shown is the 7-day yield as of March 31, 2018.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$369,902,460	$–	$–	$369,902,460
Short-Term Investments	1,888,569	–	–	1,888,569
Total Investments, at fair value	$371,791,029	$–	$–	$371,791,029

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $387,840,163.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$15,044,637
Gross Unrealized Depreciation	(31,093,771)

Net Unrealized Depreciation	$(16,049,134)

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 42.6%
		Consumer Discretionary: 3.3%
22,600		Comcast Corp. – Class A	$772,242	0.2
40,000		Daimler AG	3,408,005	0.8
513,404		Ford Motor Co.	5,688,516	1.3
60,400		Target Corp.	4,193,572	1.0
			14,062,335	3.3

		Consumer Staples: 3.6%
42,000		Anheuser-Busch InBev NV ADR	4,617,480	1.1
80,000		Coca-Cola Co.	3,474,400	0.8
30,000		PepsiCo, Inc.	3,274,500	0.8
27,000		Philip Morris International, Inc.	2,683,800	0.6
19,000		Procter & Gamble Co.	1,506,320	0.3
			15,556,500	3.6

		Energy: 6.8%
30,000		Anadarko Petroleum Corp.	1,812,300	0.4
60,000		Baker Hughes a GE Co.	1,666,200	0.4
100,000		BP PLC ADR	4,054,000	1.0
60,000		Chevron Corp.	6,842,400	1.6
27,000		Exxon Mobil Corp.	2,014,470	0.5
40,000		Occidental Petroleum Corp.	2,598,400	0.6
150,000		Royal Dutch Shell PLC - Class A ADR	9,571,500	2.2
200,000	(1),(2)	Weatherford International PLC	458,000	0.1
			29,017,270	6.8

		Financials: 6.4%
180,000		Bank of America Corp.	5,398,200	1.3
59,300		JPMorgan Chase & Co.	6,521,221	1.5
72,908		Metlife, Inc.	3,345,748	0.8
70,000		US Bancorp	3,535,000	0.8
165,000		Wells Fargo & Co.	8,647,650	2.0
			27,447,819	6.4

		Health Care: 6.2%
65,000		AstraZeneca PLC	4,468,170	1.1
30,000		Eli Lilly & Co.	2,321,100	0.5
27,500		Medtronic PLC	2,206,050	0.5
60,600		Merck & Co., Inc.	3,300,882	0.8
35,200	(2)	Mylan NV	1,449,184	0.3
150,000		Pfizer, Inc.	5,323,500	1.3
10,000		Roche Holding AG	2,293,971	0.5
131,000		Sanofi ADR	5,250,480	1.2
			26,613,337	6.2

		Industrials: 2.0%
1,222	(2),(3)	Ceva Holdings LLC	745,329	0.2
7,000		Cummins, Inc.	1,134,630	0.2
500,000		General Electric Co.	6,740,000	1.6
			8,619,959	2.0

		Information Technology: 4.5%
29,042		Apple, Inc.	4,872,667	1.2
100,000		Intel Corp.	5,208,000	1.2
70,000		Microsoft Corp.	6,388,900	1.5
58,052		Oracle Corp.	2,655,879	0.6
			19,125,446	4.5

		Materials: 3.7%
60,000		BASF SE	6,085,048	1.4
70,000		DowDuPont, Inc.	4,459,700	1.1
100,000	(1)	Rio Tinto PLC ADR	5,153,000	1.2
			15,697,748	3.7

		Real Estate: 0.6%
130,000		Host Hotels & Resorts, Inc.	2,423,200	0.6

		Telecommunication Services: 1.0%
90,000		Verizon Communications, Inc.	4,303,800	1.0

		Utilities: 4.5%
74,048		Dominion Energy, Inc.	4,993,057	1.1
42,965		Duke Energy Corp.	3,328,498	0.8
80,000		Great Plains Energy, Inc.	2,543,200	0.6
45,600		Sempra Energy	5,071,632	1.2
80,000		Southern Co.	3,572,800	0.8
			19,509,187	4.5

	Total Common Stock
	(Cost $152,926,358)		182,376,601	42.6

PREFERRED STOCK: 1.7%
		Financials: 0.8%
50	(2),(4)	Fannie Mae	1,067,500	0.2
2,000	(2)	Wells Fargo & Co.	2,580,000	0.6
			3,647,500	0.8

		Industrials: 0.3%
41	(2),(3)	Ceva Holdings Series A-1	36,900	0.0
1,748	(2),(3)	Ceva Holdings Series A-2	1,066,176	0.3
			1,103,076	0.3

		Utilities: 0.6%
35,000	(2)	NextEra Energy, Inc.	2,548,875	0.6

	Total Preferred Stock
	(Cost $9,312,876)		7,299,451	1.7

EQUITY-LINKED SECURITIES: 7.8%
		Consumer Discretionary: 1.4%
105,000	(2),(5)	Merrill Lynch International into General Motors Co., 8.000%	3,920,374	0.9
30,000	(2)	Wells Fargo Bank into Target Corp., 8.000%	2,101,227	0.5
			6,021,601	1.4

		Energy: 0.7%
65,000	(2),(6)	UBS AG into Halliburton Co., 7.000%	3,104,342	0.7

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EQUITY-LINKED SECURITIES: (continued)
		Industrials: 2.3%
33,000	(2),(5)	Deustche Bank AG into Union Pacific Corp., 6.500%	$4,414,113	1.0
42,000	(2)	Morgan Stanley into Deere & Co., 6.000%	5,290,089	1.3
			9,704,202	2.3

		Information Technology: 3.4%
32,000	(2),(5),(6)	Deutsche Bank AG into Apple, Inc., 6.000%	5,215,024	1.2
48,000	(2)	Goldman Sachs & Co. into Analog Devices, Inc., 6.500%	4,195,416	1.0
130,000	(2)	Goldman Sachs & Co. into Intel Corp., 6.000%	5,160,155	1.2
			14,570,595	3.4

	Total Equity-Linked Securities
	(Cost $33,010,150)		33,400,740	7.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 37.5%
		Basic Materials: 1.3%
2,200,000	(1),(6)	FMG Resources August 2006 Pty Ltd., 5.125%, 05/15/2024	2,177,978	0.5
3,000,000	(6)	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/2022	3,307,500	0.8
			5,485,478	1.3

		Communications: 6.4%
650,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/2023	655,850	0.1
1,553,000	(7)	iHeartCommunications, Inc., 9.000%, 12/15/2019	1,240,459	0.3
1,000,000	(6)	CommScope, Inc., 5.500%, 06/15/2024	1,025,000	0.2
1,909,000		DISH DBS Corp., 5.000%, 03/15/2023	1,730,031	0.4
2,200,000		DISH DBS Corp., 5.875%, 11/15/2024	1,969,000	0.5
2,400,000	(6)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	2,478,000	0.6
2,500,000		Sprint Communications, Inc., 6.000%, 11/15/2022	2,459,375	0.6
500,000		Sprint Corp., 7.125%, 06/15/2024	488,750	0.1
500,000		Sprint Corp., 7.625%, 03/01/2026	489,375	0.1
4,700,000		Sprint Corp., 7.875%, 09/15/2023	4,811,625	1.1
1,000,000	(6)	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.152%, 09/20/2029	1,007,500	0.2
4,000,000	(6)	Univision Communications, Inc., 5.125%, 05/15/2023	3,820,400	0.9
2,000,000	(6)	Virgin Media Secured Finance PLC, 5.500%, 01/15/2025	1,957,500	0.5
2,000,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	2,065,000	0.5
1,500,000	(6)	Ziggo Secured Finance BV, 5.500%, 01/15/2027	1,413,315	0.3
			27,611,180	6.4

		Consumer, Cyclical: 1.7%
200,000	(1)	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/2021	192,500	0.1
2,500,000		KB Home, 7.500%, 09/15/2022	2,756,250	0.6
1,000,000	(6)	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/2023	1,017,500	0.2
1,000,000	(6)	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/2025	1,016,250	0.2
1,500,000	(1),(6)	Tesla, Inc., 5.300%, 08/15/2025	1,314,375	0.3
1,200,000	(6)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	1,179,000	0.3
			7,475,875	1.7

		Consumer, Non-cyclical: 9.8%
4,000,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	3,705,000	0.9
7,500,000	(1)	CHS/Community Health Systems, Inc., 6.875%, 02/01/2022	4,378,125	1.0
1,000,000	(1)	CHS/Community Health Systems, Inc., 7.125%, 07/15/2020	818,750	0.2
5,000,000	(1)	CHS/Community Health Systems, Inc., 8.000%, 11/15/2019	4,525,000	1.1
400,000		CVS Health Corp., 4.100%, 03/25/2025	403,081	0.1
600,000		CVS Health Corp., 4.300%, 03/25/2028	604,897	0.1
300,000		CVS Health Corp., 5.050%, 03/25/2048	316,129	0.1
2,000,000	(6)	Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.000%, 07/15/2023	1,520,000	0.3
2,000,000	(6)	Endo Finance LLC, 5.750%, 01/15/2022	1,650,000	0.4
2,000,000		HCA, Inc., 5.875%, 05/01/2023	2,075,000	0.5
2,200,000		HCA, Inc., 7.500%, 02/15/2022	2,422,750	0.6
1,000,000	(1),(6)	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/2023	805,000	0.2

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
4,000,000	(1),(6)	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/2022	$3,440,000	0.8
500,000	(6)	Tenet Healthcare Corp., 5.125%, 05/01/2025	482,500	0.1
3,425,000	(1)	Tenet Healthcare Corp., 6.750%, 06/15/2023	3,365,063	0.8
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	4,185,000	1.0
1,700,000		United Rentals North America, Inc., 5.750%, 11/15/2024	1,776,160	0.4
1,416,000	(6)	Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/2020	1,428,815	0.3
1,700,000	(6)	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/2023	1,515,125	0.3
1,300,000	(6)	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/2025	1,126,775	0.3
600,000	(6)	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/2022	621,750	0.1
900,000	(6)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	941,625	0.2
			42,106,545	9.8

		Energy: 6.7%
2,000,000	(6)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.000%, 04/01/2022	2,170,000	0.5
1,000,000	(1)	Bill Barrett Corp., 7.000%, 10/15/2022	1,010,000	0.2
2,000,000	(1)	Bill Barrett Corp., 8.750%, 06/15/2025	2,170,000	0.5
2,000,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.625%, 01/15/2022	1,990,000	0.5
1,174,000	(1),(6)	Chesapeake Energy Corp., 8.000%, 12/15/2022	1,242,973	0.3
1,000,000	(1),(6)	Chesapeake Energy Corp., 8.000%, 01/15/2025	970,000	0.2
8,800,000	(1),(6)	Chesapeake Energy Corp., 8.000%, 06/15/2027	8,426,000	2.0
1,500,000	(6)	Kinder Morgan, Inc./DE, 5.625%, 11/15/2023	1,607,124	0.4
2,800,000	(1)	Sanchez Energy Corp., 7.750%, 06/15/2021	2,590,000	0.6
647,149	(6),(8)	W&T Offshore, Inc., 8.500% (PIK Rate 10.000%, Cash Rate 8.500%), 06/15/2021	540,369	0.1
725,723	(6),(8)	W&T Offshore, Inc., 9.000% (PIK Rate 10.750%, Cash Rate 9.000%), 05/15/2020	700,323	0.2
1,339,000	(1)	Weatherford International Ltd., 4.500%, 04/15/2022	1,118,065	0.3
3,000,000	(1)	Weatherford International Ltd., 7.750%, 06/15/2021	2,808,750	0.6
1,600,000		Weatherford International Ltd., 8.250%, 06/15/2023	1,396,000	0.3
			28,739,604	6.7

		Financial: 4.2%
2,000,000		Bank of America Corp., 6.100%, 12/31/2199	2,107,500	0.5
6,000,000		Citigroup, Inc., 6.300%, 12/31/2199	6,270,000	1.5
1,000,000		Equinix, Inc., 5.375%, 05/15/2027	1,017,500	0.2
1,500,000	(1)	Iron Mountain, Inc., 5.750%, 08/15/2024	1,460,625	0.3
2,000,000		JPMorgan Chase & Co., 5.150%, 12/31/2199	2,003,200	0.5
2,000,000		JPMorgan Chase & Co., 5.000%, 12/31/2199	2,020,300	0.5
1,500,000		Morgan Stanley, 5.550%, 12/31/2199	1,548,405	0.4
1,300,000		Wells Fargo & Co., 5.900%, 12/31/2199	1,340,755	0.3
			17,768,285	4.2

		Industrial: 1.6%
1,100,000	(6)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	1,174,250	0.3
1,500,000	(6)	BWAY Holding Co., 5.500%, 04/15/2024	1,513,125	0.4
1,700,000	(6)	BWAY Holding Co., 7.250%, 04/15/2025	1,738,250	0.4
200,000		TransDigm, Inc., 6.000%, 07/15/2022	204,500	0.0
2,000,000	(6)	XPO Logistics, Inc., 6.500%, 06/15/2022	2,070,000	0.5
			6,700,125	1.6

		Technology: 1.9%
2,500,000	(6)	BMC Software Finance, Inc., 8.125%, 07/15/2021	2,509,375	0.6
800,000	(6)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	821,060	0.2
1,400,000	(6)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,485,165	0.3
2,400,000	(6)	First Data Corp., 7.000%, 12/01/2023	2,529,000	0.6
1,000,000	(1),(6)	West Corp., 8.500%, 10/15/2025	972,500	0.2
			8,317,100	1.9

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: 3.9%
1,000,000	(1)	Calpine Corp., 5.375%, 01/15/2023	$961,050	0.2
1,160,000		Calpine Corp., 5.500%, 02/01/2024	1,059,950	0.2
3,500,000	(1)	Calpine Corp., 5.750%, 01/15/2025	3,211,250	0.8
6,000,000		Dynegy, Inc., 7.375%, 11/01/2022	6,337,500	1.5
5,000,000	(1),(6)	InterGen NV, 7.000%, 06/30/2023	5,012,500	1.2
			16,582,250	3.9

		Total Corporate Bonds/Notes
		(Cost $162,018,674)	160,786,442	37.5

CONVERTIBLE BONDS/NOTES: 1.4%
		Consumer, Non-cyclical: 0.9%
EUR 3,000,000	(6)	Bayer Capital Corp. BV, 5.625%, 11/22/2019	3,774,040	0.9

		Energy: 0.5%
2,325,000		Weatherford International Ltd., 5.875%, 07/01/2021	2,090,029	0.5

		Total Convertible Bonds/Notes
		(Cost $5,529,615)	5,864,069	1.4

BANK LOANS: 4.0%
		Electric: 0.2%
991,000		Talen Energy Supply LLC Term Loan B2, 5.648%, (US0003M + 4.000%), 04/13/2024	976,135	0.2

		Electronics/Electrical: 0.2%
800,000		MH Sub I, LLC 2017 1st Lien Term Loan, 5.527%, (US0003M + 3.750%), 09/13/2024	801,750	0.2

		Internet: 0.1%
500,000		Internet Brands TL 2L, 9.277%, (US0003M + 7.750%), 09/15/2025	507,187	0.1

		Machinery - Construction & Mining: 0.2%
676,940		Cortes NP Acquisition Corp. - TL B 1L, 5.670%, (US0003M + 4.000%), 11/30/2023	682,423	0.2

		Media: 1.7%
7,617,472	(7)	iHeart Communications, Inc. Term Loan D, 8.420%, (US0003M + 6.750%), 01/30/2019	6,089,217	1.4
1,485,057	(7)	iHeart Communications, Inc. Term Loan E, 9.802%, (US0003M + 7.500%), 07/30/2019	1,183,537	0.3
			7,272,754	1.7

		Pharmaceuticals: 0.2%
1,000,000		Amneal Pharmaceuticals LLC, 6.500%, (US0003M + 3.500%), 03/23/2025	1,002,708	0.2

		Retail: 1.0%
4,895,107		Belk, Inc. TL B 1L, 6.458%, (US0003M + 4.750%), 12/12/2022	4,261,367	1.0

		Software: 0.1%
497,500		Almonde, Inc. - Term Loan B 1st Lien, 5.484%, (US0003M + 3.500%), 06/13/2024	497,673	0.1

		Telecommunications: 0.3%
500,000		Securus Technologies Holdings, Inc. - TL 2L, 10.127%, (US0003M + 8.250%), 11/01/2025	506,875	0.1
881,883		West Corp. - TL 1L, 5.877%, (US0003M + 4.000%), 10/10/2024	889,783	0.2
			1,396,658	0.3

		Total Bank Loans
		(Cost $19,210,149)	17,398,655	4.0

		Total Long-Term Investments
		(Cost $382,007,822)	407,125,958	95.0

SHORT-TERM INVESTMENTS: 14.8%
		U.S. Government Agency Obligations: 3.0%
12,505,000	(5)	Federal Home Loan Bank Discount Notes, 04/02/2018
		(Cost $12,504,546)	12,505,000	3.0

		Securities Lending Collateral(9): 11.4%
1,033,949		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $1,034,150, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,054,680, due 04/19/18-09/09/49)	1,033,949	0.3

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(9) (continued)
11,635,521		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $11,637,816, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,868,232, due 03/31/18-02/20/68)	$11,635,521	2.7
1,413,073		Deutsche Bank AG, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,413,355, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,441,334, due 07/25/42-01/20/48)	1,413,073	0.3
11,635,521		NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $11,637,701, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $11,868,234, due 06/30/19-09/09/49)	11,635,521	2.7
11,635,521		RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $11,637,816, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $11,868,231, due 06/28/18-12/20/47)	11,635,521	2.7
11,635,500		State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $11,638,178, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,909,835, due 04/15/19-02/15/47)	11,635,500	2.7
			48,989,085	11.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
1,913,246	(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
		(Cost $1,913,246)	1,913,246	0.4

	Total Short-Term Investments
	(Cost $63,406,877)		63,407,331	14.8

	Total Investments in Securities (Cost $445,414,699)		$470,533,289	109.8
	Liabilities in Excess of Other Assets		(42,132,562)	(9.8)
	Net Assets		$428,400,727	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2018.
(6)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(7)	Defaulted security
(8)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(9)	Represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of March 31, 2018.

EUR	EU Euro

Reference Rate Abbreviations:
US0003M	3-month LIBOR

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$10,654,330	$3,408,005	$–	$14,062,335
Consumer Staples	15,556,500	–	–	15,556,500
Energy	29,017,270	–	–	29,017,270
Financials	27,447,819	–	–	27,447,819
Health Care	19,851,196	6,762,141	–	26,613,337
Industrials	7,874,630	–	745,329	8,619,959
Information Technology	19,125,446	–	–	19,125,446
Materials	9,612,700	6,085,048	–	15,697,748
Real Estate	2,423,200	–	–	2,423,200
Telecommunication Services	4,303,800	–	–	4,303,800
Utilities	19,509,187	–	–	19,509,187
Total Common Stock	165,376,078	16,255,194	745,329	182,376,601
Preferred Stock	5,128,875	1,067,500	1,103,076	7,299,451
Equity-Linked Securities	–	33,400,740	–	33,400,740
Corporate Bonds/Notes	–	160,786,442	–	160,786,442
Convertible Bonds/Notes	–	5,864,069	–	5,864,069
Bank Loans	–	17,398,655	–	17,398,655
Short-Term Investments	1,913,246	61,494,085	–	63,407,331
Total Investments, at fair value	$172,418,199	$296,266,685	$1,848,405	$470,533,289
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(10,560)	$–	$(10,560)
Total Liabilities	$–	$(10,560)	$–	$(10,560)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following OTC written equity options were outstanding for VY® Franklin Income Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount	Premiums Received	Fair Value

Call on Mylan NV	Citigroup Global Markets		04/20/18	45.000	USD	352	1,449,184	$22,021	$(10,560)
								$22,021	$(10,560)

Currency Abbreviations
USD	-	United States Dollar

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$10,560
Total Liability Derivatives		$10,560

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

Citigroup Global Markets

Liabilities:
Written options	$10,560
Total Liabilities	$10,560

Net OTC derivative instruments by counterparty, at fair value	$(10,560)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$(10,560)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $445,392,684.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$48,462,416
Gross Unrealized Depreciation	(23,325,282)

Net Unrealized Appreciation	$25,137,134

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 7.2%
138,777		Carnival Corp.	$9,100,996	1.7
13,092	(1)	Charter Communications, Inc.	4,074,492	0.8
168,434		Comcast Corp. – Class A	5,755,390	1.1
301,240		General Motors Co.	10,947,062	2.0
1,689,936		Kingfisher PLC	6,932,609	1.3
22,655	(1)	Michael Kors Holdings Ltd.	1,406,422	0.3
			38,216,971	7.2

		Consumer Staples: 6.7%
141,248		CVS Health Corp.	8,787,038	1.7
158,651		Mondelez International, Inc.	6,620,506	1.2
112,873		Philip Morris International, Inc.	11,219,576	2.1
137,991		Walgreens Boots Alliance, Inc.	9,034,271	1.7
			35,661,391	6.7

		Energy: 15.2%
165,141		Anadarko Petroleum Corp.	9,976,168	1.9
200,976		Apache Corp.	7,733,557	1.5
119,655		Baker Hughes a GE Co.	3,322,819	0.6
1,272,181		BP PLC	8,580,973	1.6
285,855		Canadian Natural Resources Ltd.	8,986,011	1.7
316,300		Devon Energy Corp.	10,055,177	1.9
163,244		Occidental Petroleum Corp.	10,604,330	2.0
389,699		Royal Dutch Shell PLC - Class A	12,329,472	2.3
305,475		TechnipFMC PLC	8,996,239	1.7
			80,584,746	15.2

		Financials: 33.1%
182,402		American International Group, Inc.	9,926,317	1.9
45,642		Aon PLC	6,404,942	1.2
775,647		Bank of America Corp.	23,261,654	4.4
82,025		Charles Schwab Corp.	4,283,346	0.8
384,825		Citigroup, Inc.	25,975,688	4.9
321,006		Citizens Financial Group, Inc.	13,475,832	2.5
36,487		Comerica, Inc.	3,500,198	0.7
229,395		Fifth Third Bancorp	7,283,291	1.4
213,603		First Horizon National Corp.	4,022,144	0.8
26,512		Goldman Sachs Group, Inc.	6,677,312	1.3
178,218		JPMorgan Chase & Co.	19,598,633	3.7
41,882		Marsh & McLennan Cos., Inc.	3,459,034	0.6
295,100		Morgan Stanley	15,923,596	3.0
58,272		Northern Trust Corp.	6,009,591	1.1
57,709		PNC Financial Services Group, Inc.	8,727,909	1.6
77,329		State Street Corp.	7,712,021	1.5
78,472		Wells Fargo & Co.	4,112,718	0.8
32,038		Willis Towers Watson PLC	4,875,863	0.9
			175,230,089	33.1

		Health Care: 13.7%
38,653		Amgen, Inc.	6,589,563	1.3
23,965		Anthem, Inc.	5,265,111	1.0
77,729		Baxter International, Inc.	5,055,494	1.0
101,844		Bristol-Myers Squibb Co.	6,441,633	1.2
53,571		McKesson Corp.	7,546,547	1.4
87,630		Medtronic PLC	7,029,679	1.3
139,711		Merck & Co., Inc.	7,610,058	1.4
88,157		Novartis AG	7,130,215	1.3
272,533		Pfizer, Inc.	9,672,196	1.8
63,744		Sanofi	5,114,830	1.0
48,723		Zimmer Biomet Holdings, Inc.	5,312,756	1.0
			72,768,082	13.7

		Industrials: 5.7%
168,638		CSX Corp.	9,394,823	1.8
44,360		General Dynamics Corp.	9,799,124	1.9
70,139		Ingersoll-Rand PLC - Class A	5,997,586	1.1
138,153		Johnson Controls International plc	4,868,512	0.9
			30,060,045	5.7

		Information Technology: 11.2%
244,056		Cisco Systems, Inc.	10,467,562	2.0
97,652		Cognizant Technology Solutions Corp.	7,860,986	1.5
187,811	(1)	eBay, Inc.	7,557,515	1.4
147,014		Intel Corp.	7,656,489	1.4
146,923		Juniper Networks, Inc.	3,574,636	0.7
270,617		Oracle Corp.	12,380,728	2.3
112,475		Qualcomm, Inc.	6,232,240	1.2
151,478		Symantec Corp.	3,915,706	0.7
			59,645,862	11.2

		Materials: 2.2%
183,635		BHP Billiton Ltd.	4,070,359	0.8
158,435		Mosaic Co.	3,846,802	0.7
77,741		Nutrien Ltd.	3,674,040	0.7
			11,591,201	2.2

		Telecommunication Services: 1.5%
71,311		Orange SA	1,212,135	0.2
71,800		Verizon Communications, Inc.	3,433,476	0.6
125,237		Vodafone Group PLC ADR	3,484,093	0.7
			8,129,704	1.5

		Utilities: 0.5%
71,876		FirstEnergy Corp.	2,444,503	0.5

	Total Common Stock
	(Cost $401,023,708)		514,332,594	97.0

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Mutual Funds: 2.6%
13,861,806	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $13,861,806)	$13,861,806	2.6

	Total Short-Term Investments
	(Cost $13,861,806)	13,861,806	2.6

	Total Investments in Securities (Cost $414,885,514)	$528,194,400	99.6
	Assets in Excess of Other Liabilities	1,915,664	0.4
	Net Assets	$530,110,064	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$31,284,362	$6,932,609	$–	$38,216,971
Consumer Staples	35,661,391	–	–	35,661,391
Energy	59,674,301	20,910,445	–	80,584,746
Financials	175,230,089	–	–	175,230,089
Health Care	60,523,037	12,245,045	–	72,768,082
Industrials	30,060,045	–	–	30,060,045
Information Technology	59,645,862	–	–	59,645,862
Materials	7,520,842	4,070,359	–	11,591,201
Telecommunication Services	6,917,569	1,212,135	–	8,129,704
Utilities	2,444,503	–	–	2,444,503
Total Common Stock	468,962,001	45,370,593	–	514,332,594
Short-Term Investments	13,861,806	–	–	13,861,806
Total Investments, at fair value	$482,823,807	$45,370,593	$–	$528,194,400
Other Financial Instruments+
Forward Foreign Currency Contracts	–	726,484	–	726,484
Total Assets	$482,823,807	$46,097,077	$–	$528,920,884
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(352,788)	$–	$(352,788)
Total Liabilities	$–	$(352,788)	$–	$(352,788)

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $6,703,048 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 51,916	USD 40,373	State Street Bank and Trust Co.	04/02/18	$(76)
CAD 4,385,147	USD 3,409,382	State Street Bank and Trust Co.	04/02/18	(5,690)
CAD 67,711	USD 53,454	State Street Bank and Trust Co.	04/02/18	(897)
CAD 43,839	USD 34,506	State Street Bank and Trust Co.	04/02/18	(479)
CAD 64,924	USD 51,376	State Street Bank and Trust Co.	04/02/18	(983)
USD 3,499,896	CAD 4,413,107	State Street Bank and Trust Co.	04/02/18	74,502
CAD 90,663	USD 70,028	State Street Bank and Trust Co.	04/02/18	344
AUD 21,569	USD 16,866	State Street Bank and Trust Co.	04/03/18	(300)
EUR 28,937	USD 35,668	State Street Bank and Trust Co.	04/03/18	(62)
USD 11,864,565	GBP 8,460,940	State Street Bank and Trust Co.	04/03/18	(6,107)
GBP 77,749	USD 108,819	State Street Bank and Trust Co.	04/03/18	264
USD 189,668	CHF 178,684	State Street Bank and Trust Co.	04/03/18	2,760
USD 381,787	GBP 270,398	State Street Bank and Trust Co.	04/03/18	2,419
USD 14,596	EUR 11,821	State Street Bank and Trust Co.	04/03/18	50
CHF 53,639	USD 56,574	State Street Bank and Trust Co.	04/03/18	(466)
EUR 1,930,657	USD 2,394,207	State Street Bank and Trust Co.	04/03/18	(18,628)
GBP 103,302	USD 145,790	State Street Bank and Trust Co.	04/03/18	(858)
CHF 2,806,877	USD 2,963,029	State Street Bank and Trust Co.	04/03/18	(26,965)
USD 2,812,601	CHF 2,622,329	State Street Bank and Trust Co.	04/03/18	69,580
CHF 37,688	USD 40,373	State Street Bank and Trust Co.	04/03/18	(950)
AUD 25,345	USD 19,511	State Street Bank and Trust Co.	04/03/18	(45)
AUD 2,325,460	USD 1,793,395	State Street Bank and Trust Co.	04/03/18	(7,327)
USD 701,236	GBP 509,954	State Street Bank and Trust Co.	04/03/18	(14,228)
GBP 80,922	USD 112,898	State Street Bank and Trust Co.	04/03/18	636
EUR 41,905	USD 51,684	State Street Bank and Trust Co.	04/03/18	(122)
GBP 112,404	USD 155,405	State Street Bank and Trust Co.	04/03/18	2,297
EUR 23,737	USD 29,555	State Street Bank and Trust Co.	04/03/18	(349)
AUD 31,842	USD 24,969	State Street Bank and Trust Co.	04/03/18	(513)
GBP 69,312	USD 98,666	State Street Bank and Trust Co.	04/03/18	(1,420)
GBP 9,288,676	USD 13,145,660	State Street Bank and Trust Co.	04/03/18	(113,677)
USD 225,801	GBP 159,554	State Street Bank and Trust Co.	04/03/18	1,946
CHF 25,953	USD 27,883	State Street Bank and Trust Co.	04/03/18	(736)
EUR 19,697	USD 24,355	State Street Bank and Trust Co.	04/03/18	(119)
USD 1,771,027	AUD 2,241,381	State Street Bank and Trust Co.	04/03/18	49,536
USD 2,444,907	EUR 1,974,996	State Street Bank and Trust Co.	04/03/18	14,771
GBP 52,981	USD 74,091	State Street Bank and Trust Co.	04/03/18	241
EUR 29,823	USD 36,625	State Street Bank and Trust Co.	04/03/18	71
AUD 32,924	USD 25,803	State Street Bank and Trust Co.	04/03/18	(516)
AUD 42,659	USD 33,248	State Street Bank and Trust Co.	04/03/18	(484)
CHF 39,199	USD 41,843	State Street Bank and Trust Co.	04/03/18	(840)
EUR 8,866	USD 10,971	State Street Bank and Trust Co.	05/04/18	(38)
USD 11,578,842	GBP 8,171,435	State Street Bank and Trust Co.	05/04/18	99,242
USD 2,331,068	EUR 1,875,523	State Street Bank and Trust Co.	05/04/18	18,236
CAD 19,550	USD 15,192	State Street Bank and Trust Co.	05/04/18	(8)
USD 109,479	GBP 77,476	State Street Bank and Trust Co.	05/04/18	637
USD 3,206,313	CAD 4,121,555	State Street Bank and Trust Co.	05/04/18	5,296
USD 2,602,933	CHF 2,459,564	State Street Bank and Trust Co.	05/04/18	23,613
USD 1,543,251	AUD 2,001,000	State Street Bank and Trust Co.	05/04/18	6,357
USD 59,637	GBP 42,048	State Street Bank and Trust Co.	05/04/18	565
CAD 4,122,014	USD 3,205,298	The Bank of New York Mellon	04/02/18	(5,847)
USD 3,500,160	CAD 4,413,107	The Bank of New York Mellon	04/02/18	74,766
USD 2,443,900	EUR 1,974,996	The Bank of New York Mellon	04/03/18	13,763
USD 11,869,430	GBP 8,460,940	The Bank of New York Mellon	04/03/18	(1,242)
USD 1,769,873	AUD 2,241,381	The Bank of New York Mellon	04/03/18	48,382
USD 2,811,546	CHF 2,622,329	The Bank of New York Mellon	04/03/18	68,524
CHF 2,459,985	USD 2,595,536	The Bank of New York Mellon	04/03/18	(22,331)
GBP 8,179,742	USD 11,572,985	The Bank of New York Mellon	04/03/18	(96,833)
EUR 1,875,236	USD 2,325,209	The Bank of New York Mellon	04/03/18	(17,822)
AUD 2,002,964	USD 1,544,205	The Bank of New York Mellon	04/03/18	(5,830)

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,330,769	EUR 1,875,523	The Bank of New York Mellon	05/04/18	$17,936
USD 2,601,440	CHF 2,459,597	The Bank of New York Mellon	05/04/18	22,085
USD 1,542,730	AUD 2,000,947	The Bank of New York Mellon	05/04/18	5,877
USD 11,575,686	GBP 8,171,457	The Bank of New York Mellon	05/04/18	96,056
USD 3,206,760	CAD 4,121,568	The Bank of New York Mellon	05/04/18	5,732
				$373,696

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$726,484
Total Asset Derivatives		$726,484

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$352,788
Total Liability Derivatives		$352,788

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$373,363	$353,121	$726,484
Total Assets	$373,363	$353,121	$726,484

Liabilities:
Forward foreign currency contracts	$202,883	$149,905	$352,788
Total Liabilities	$202,883	$149,905	$352,788

Net OTC derivative instruments by counterparty, at fair value	$170,480	$203,216	$373,696

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$170,480	$203,216	$373,696

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $418,781,510.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$133,355,795
Gross Unrealized Depreciation	(23,019,430)

Net Unrealized Appreciation	$110,336,365

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.6%
		Argentina: 3.1%
52,680		Mercadolibre, Inc.	$18,774,625	3.1

		Australia: 0.7%
706,646		Oil Search Ltd.	3,925,214	0.7

		Brazil: 6.9%
818,705		Ambev SA ADR	5,951,985	1.0
267,287		Cielo SA	1,676,692	0.3
1,818,303		Kroton Educacional SA	7,517,859	1.3
878,937		Lojas Renner SA	9,091,671	1.5
318,000		Marcopolo SA	303,412	0.0
577,000		Petrobras Distribuidora SA	4,040,722	0.7
201,790		Raia Drogasil SA	4,567,619	0.8
282,520		Ultrapar Participacoes SA	6,120,290	1.0
269,056		Weg S.A.	1,835,297	0.3
			41,105,547	6.9

		China: 23.0%
270,000		AAC Technologies Holdings, Inc.	4,947,634	0.8
154,482	(1)	Alibaba Group Holding Ltd. ADR	28,353,626	4.7
1,028,000	(2)	Fuyao Glass Industry Group Co. Ltd. (H-Shares)	3,976,401	0.7
316,670	(1)	JD.com, Inc. ADR	12,821,968	2.1
21,200		Kweichow Moutai Co. Ltd.	2,339,099	0.4
68,870		New Oriental Education & Technology Group, Inc. ADR	6,036,456	1.0
2,521,000		Ping An Insurance Group Co. of China Ltd.	25,993,219	4.3
599,000		Shenzhou International Group Holdings Ltd.	6,346,321	1.1
786,900		Tencent Holdings Ltd.	42,240,453	7.1
109,100		Yum China Holdings, Inc.	4,527,650	0.8
			137,582,827	23.0

		Egypt: 0.7%
808,830		Commercial International Bank Egypt SAE REG GDR	4,108,856	0.7

		Hong Kong: 5.9%
3,136,000		AIA Group Ltd.	26,808,655	4.5
44,900		Jardine Matheson Holdings Ltd.	2,766,738	0.5
938,000		Techtronic Industries Co., Ltd.	5,505,208	0.9
			35,080,601	5.9

		India: 18.0%
265,060		Asian Paints Ltd.	4,573,656	0.8
223,670		HDFC Bank Ltd. ADR	22,091,886	3.7
138,860		HDFC Bank Ltd. - Foreign Premium	4,098,414	0.7
1,274,050	(2)	HDFC Standard Life Insurance Co. Ltd.	8,957,158	1.5
882,775		Housing Development Finance Corp.	24,866,107	4.2
285,648		IndusInd Bank Ltd.	7,924,352	1.3
1,696,120		ITC Ltd.	6,687,121	1.1
350,790		Kotak Mahindra Bank Ltd.	5,664,930	0.9
300,776		Tata Consultancy Services Ltd.	13,179,962	2.2
113,523	(1)	Tata Motors Ltd. - SPON ADR ADR	2,917,541	0.5
112,480		Ultratech Cement Ltd.	6,846,298	1.1
			107,807,425	18.0

		Indonesia: 2.1%
4,684,800		Astra International Tbk PT	2,491,396	0.4
4,463,200		Bank Central Asia Tbk PT	7,582,026	1.3
8,714,800		Bank Rakyat Indonesia	2,287,108	0.4
			12,360,530	2.1

		Macau: 0.5%
575,200		Sands China Ltd.	3,125,829	0.5

		Mexico: 3.1%
1,230,900	(1)	Becle SAB de CV	2,498,361	0.4
68,960		Fomento Economico Mexicano SAB de CV ADR	6,305,013	1.1
978,950		Grupo Financiero Banorte	5,984,088	1.0
792,270		Infraestructura Energetica Nova SAB de CV	3,875,063	0.6
			18,662,525	3.1

		Panama: 1.1%
53,390		Copa Holdings S.A.- Class A	6,867,556	1.1

		Peru: 1.2%
32,280		Credicorp Ltd.	7,328,851	1.2

		Russia: 4.4%
45,610	(1)	Magnit OAO	3,697,557	0.6
28,160		Magnit PJSC GDR	522,501	0.1
4,924,776	(1)	Sberbank	21,934,701	3.7
			26,154,759	4.4

		South Africa: 6.7%
730,928		Bid Corp. Ltd.	15,861,239	2.7
402,102		Bidvest Group Ltd.	7,630,700	1.3
37,271		Capitec Bank Holdings Ltd.	2,741,942	0.5
436,766	(3)	FirstRand Ltd.	2,468,058	0.4
204,320		Mr Price Group Ltd.	4,913,463	0.8
861,241	(3)	Sanlam Ltd.	6,221,800	1.0
			39,837,202	6.7

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: 5.8%
12,160		NCSoft Corp.	$4,705,671	0.8
18,073	(2)	Netmarble Games Corp.	2,510,157	0.4
11,661		Samsung Electronics Co., Ltd.	27,245,650	4.6
			34,461,478	5.8

		Spain: 0.6%
467,150		Prosegur Cia de Seguridad SA	3,592,972	0.6

		Taiwan: 6.6%
55,000		Largan Precision Co. Ltd.	6,402,638	1.1
778,000		President Chain Store Corp.	7,873,494	1.3
1,103,223		Taiwan Semiconductor Manufacturing Co., Ltd.	9,344,520	1.5
366,651		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,044,648	2.7
			39,665,300	6.6

		Thailand: 0.6%
526,600		Kasikornbank PCL	3,583,587	0.6

		Turkey: 0.6%
216,750		Ford Otomotiv Sanayi A/S	3,370,495	0.6

		United States: 1.0%
53,870	(1)	EPAM Systems, Inc.	6,169,192	1.0

	Total Common Stock
	(Cost $364,763,727)		553,565,371	92.6

PREFERRED STOCK: 1.9%
		Brazil: 1.9%
669,955		Itau Unibanco Holding S.A.	10,479,176	1.7
947,090		Marcopolo SA	1,118,797	0.2

	Total Preferred Stock
	(Cost $9,765,137)		11,597,973	1.9

PARTICIPATORY NOTES: 4.9%
		China: 4.5%
1,004,508	(1)	Fuyao Glass Industry Group Co. Ltd. 3/6/2019 (Issuer: UBS AG)	3,830,149	0.6
1,060,429	(1)	Hangzhou Robam Appliances Co. Ltd., 11/12/18 (Issuer: UBS AG)	6,237,818	1.0
904,217	(1)	Inner Mongolia Yili Industrial Group Co. Ltd., 7/27/18 (Issuer UBS AG)	4,021,169	0.7
32,910	(1)	Kweichow Moutai Co. Ltd., 04/27/18 (Issuer: BNP Paribas S.A.)	3,604,476	0.6
1,078,470	(1)	Midea Group Co., Ltd., 09/13/18 (Issuer: BNP Paribas S.A.)	9,479,058	1.6
			27,172,670	4.5

		Saudi Arabia: 0.4%
162,360	(1)	Almarai Co., 07/11/19 (Issuer: Citigroup Global Markets)	2,397,733	0.4

	Total Participatory Notes
	(Cost $27,996,034)		29,570,403	4.9

	Total Long-Term Investments
	(Cost $402,524,898)		594,733,747	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Securities Lending Collateral(4): 1.5%
444,064		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $444,150, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $452,968, due 04/19/18-09/09/49)	444,064	0.1
2,111,512		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $2,111,929, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,153,743, due 03/31/18-02/20/68)	2,111,512	0.3
2,111,512		NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $2,111,908, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,153,743, due 06/30/19-09/09/49)	2,111,512	0.4

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4): (continued)
2,111,512	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $2,111,933, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,153,742, due 04/02/18-02/20/68)	$2,111,512	0.4
2,111,500	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $2,111,986, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,161,284, due 04/15/19-02/15/47)	2,111,500	0.3
		8,890,100	1.5

	Total Short-Term Investments
	(Cost $8,890,100)	8,890,100	1.5

	Total Investments in Securities (Cost $411,414,998)	$603,623,847	100.9
	Liabilities in Excess of Other Assets	(5,578,998)	(0.9)
	Net Assets	$598,044,849	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	33.6%
Information Technology	30.3
Consumer Discretionary	16.1
Consumer Staples	11.2
Industrials	4.0
Materials	1.9
Energy	1.7
Utilities	0.6
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Argentina	$18,774,625	$–	$–	$18,774,625
Australia	–	3,925,214	–	3,925,214
Brazil	41,105,547	–	–	41,105,547
China	51,739,700	85,843,127	–	137,582,827
Egypt	4,108,856	–	–	4,108,856
Hong Kong	2,766,738	32,313,863	–	35,080,601
India	29,107,841	78,699,584	–	107,807,425
Indonesia	–	12,360,530	–	12,360,530
Macau	–	3,125,829	–	3,125,829
Mexico	18,662,525	–	–	18,662,525
Panama	6,867,556	–	–	6,867,556
Peru	7,328,851	–	–	7,328,851
Russia	–	26,154,759	–	26,154,759
South Africa	–	39,837,202	–	39,837,202
South Korea	–	34,461,478	–	34,461,478
Spain	–	3,592,972	–	3,592,972
Taiwan	16,044,648	23,620,652	–	39,665,300
Thailand	–	3,583,587	–	3,583,587
Turkey	3,370,495	–	–	3,370,495
United States	6,169,192	–	–	6,169,192
Total Common Stock	206,046,574	347,518,797	–	553,565,371
Preferred Stock	11,597,973	–	–	11,597,973
Participatory Notes	–	29,570,403	–	29,570,403
Short-Term Investments	–	8,890,100	–	8,890,100
Total Investments, at fair value	$217,644,547	$385,979,300	$–	$603,623,847

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $27,624,650 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $414,013,415.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$204,948,084
Gross Unrealized Depreciation	(15,174,442)

Net Unrealized Appreciation	$189,773,642

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 12.0%
169,658		Acushnet Holdings Corp.	$3,917,403	0.5
76,800	(1)	American Axle & Manufacturing Holdings, Inc.	1,168,896	0.2
82,500	(1)	Beazer Homes USA, Inc.	1,315,875	0.2
122,500		Bloomin Brands, Inc.	2,974,300	0.4
145,610	(1),(2)	Blue Apron Holdings, Inc.	291,220	0.0
94,127		Brunswick Corp.	5,590,203	0.8
41,400		Caleres, Inc.	1,391,040	0.2
2,800		Capella Education Co.	244,580	0.0
34,809		Carter's, Inc.	3,623,617	0.5
153,490		Chico's FAS, Inc.	1,387,550	0.2
16,000	(2)	Childrens Place, Inc./The	2,164,000	0.3
145,073		Cinemark Holdings, Inc.	5,464,900	0.7
14,600	(1),(2)	Conn's, Inc.	496,400	0.1
25,775	(1)	Cooper-Standard Holdings, Inc.	3,165,428	0.4
25,300		Dana, Inc.	651,728	0.1
12,900	(1)	Deckers Outdoor Corp.	1,161,387	0.2
10,900	(2)	Dine Brands Global, Inc.	714,822	0.1
65,303		Emerald Expositions Events, Inc.	1,272,102	0.2
223,589		EW Scripps Co.	2,680,832	0.4
27,800	(1)	Express, Inc.	199,048	0.0
40,200	(1),(2)	Funko, Inc.	330,042	0.0
169,000		Gannett Co., Inc.	1,686,620	0.2
11,800	(1)	Grand Canyon Education, Inc.	1,238,056	0.2
57,200	(1)	Gray Television, Inc.	726,440	0.1
16,400		Group 1 Automotive, Inc.	1,071,576	0.1
121,100	(1),(2)	Groupon, Inc.	525,574	0.1
3,000		Hamilton Beach Brands Holding Co.	63,660	0.0
21,200	(1)	Helen of Troy Ltd.	1,844,400	0.3
34,400	(1)	Hilton Grand Vacations, Inc.	1,479,888	0.2
13,500		Hooker Furniture Corp.	495,450	0.1
59,600	(1)	Hudson Ltd.	948,236	0.1
700		Jack in the Box, Inc.	59,731	0.0
32,000	(1)	K12, Inc.	453,760	0.1
8,500		KB Home	241,825	0.0
31,784		LCI Industries	3,310,304	0.4
10,900		Libbey, Inc.	53,301	0.0
19,100	(1)	Liberty TripAdvisor Holdings, Inc.	205,325	0.0
23,800		Lifetime Brands, Inc.	295,120	0.0
33,625	(1)	Malibu Boats, Inc.	1,116,686	0.2
65,800	(1)	MDC Partners, Inc.	473,760	0.1
8,300	(1)	Modine Manufacturing Co.	175,545	0.0
44,560	(1)	Monarch Casino & Resort, Inc.	1,884,442	0.3
23,300	(1)	National Vision Holdings, Inc.	752,823	0.1
4,200		Nexstar Media Group, Inc.	279,300	0.0
626,950		Office Depot, Inc.	1,347,942	0.2
20,400	(1),(2)	Overstock.com, Inc.	739,500	0.1
65,793	(2)	Papa John's International, Inc.	3,769,939	0.5
13,900	(1)	Perry Ellis International, Inc.	358,620	0.0
118,300		Pier 1 Imports, Inc.	380,926	0.1
51,500	(1)	Pinnacle Entertainment, Inc.	1,552,725	0.2
60,890		Pool Corp.	8,903,336	1.2
3,400	(1),(2)	RH	323,952	0.0
30,700		Ruth's Hospitality Group, Inc.	750,615	0.1
60,027	(1)	ServiceMaster Global Holdings, Inc.	3,052,373	0.4
35,600	(2)	Sinclair Broadcast Group, Inc.	1,114,280	0.2
2,900	(1)	Stoneridge, Inc.	80,040	0.0
98,100		Tailored Brands, Inc.	2,458,386	0.3
128,700	(1)	Taylor Morrison Home Corp.	2,996,136	0.4
7,800		Tower International, Inc.	216,450	0.0
18,200		Townsquare Media, Inc.	144,326	0.0
84,477	(1),(2)	Zoes Kitchen, Inc.	1,219,848	0.2
			88,996,589	12.0

		Consumer Staples: 2.6%
36,800	(1)	Central Garden & Pet Co. - A	1,457,648	0.2
52,400		Dean Foods Co.	451,688	0.1
251,196	(1)	Performance Food Group Co.	7,498,201	1.0
41,900	(1)	Pilgrim's Pride Corp.	1,031,159	0.1
5,843		Pinnacle Foods, Inc.	316,106	0.1
5,000		Sanderson Farms, Inc.	595,100	0.1
57,820		SpartanNash Co.	995,082	0.1
55,734	(2)	Spectrum Brands Holdings, Inc.	5,779,616	0.8
3,600	(1)	TreeHouse Foods, Inc.	137,772	0.0
16,200	(1)	US Foods Holding Corp.	530,874	0.1
2,300	(1)	USANA Health Sciences, Inc.	197,570	0.0
			18,990,816	2.6

		Energy: 3.9%
313,300	(1)	Abraxas Petroleum Corp.	695,526	0.1
9,900		Arch Coal, Inc.	909,612	0.1
47,100		Archrock, Inc.	412,125	0.1
8,900	(1)	C&J Energy Services, Inc.	229,798	0.0
45,557	(2)	Core Laboratories NV	4,930,179	0.7
72,900		Delek US Holdings, Inc.	2,967,030	0.4
52,900	(1)	EP Energy Corp.	70,886	0.0
38,700	(1)	Exterran Corp.	1,033,290	0.1
29,200	(1)	FTS International, Inc.	536,988	0.1
29,100	(1),(2)	Jagged Peak Energy, Inc.	411,183	0.1
121,100	(1)	McDermott International, Inc.	737,499	0.1
2,700		Nacco Industries, Inc.	88,695	0.0
43,000	(1)	Pacific Ethanol, Inc.	129,000	0.0
281,203		Patterson-UTI Energy, Inc.	4,923,864	0.7
67,600		Peabody Energy Corp.	2,467,400	0.3
10,000	(1)	PHI, Inc.	102,400	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
76,000	(1)	Renewable Energy Group, Inc.	$972,800	0.1
800	(1)	REX American Resources Corp.	58,240	0.0
51,600	(1)	RigNet, Inc.	701,760	0.1
494,170	(1)	SRC Energy, Inc.	4,660,023	0.6
404,800	(1)	W&T Offshore, Inc.	1,793,264	0.3
4,300		World Fuel Services Corp.	105,565	0.0
			28,937,127	3.9

		Financials: 17.1%
73,900		American Equity Investment Life Holding Co.	2,169,704	0.3
149,383		Associated Banc-Corp.	3,712,168	0.5
72,000	(1)	Bancorp, Inc.	777,600	0.1
6,300		BankFinancial Corp.	106,974	0.0
110,065		BankUnited, Inc.	4,400,399	0.6
125,450		BGC Partners, Inc.	1,687,302	0.2
64,700		BrightSphere Investment Group PLC	1,019,672	0.1
17,800		OceanFirst Financial Corp.	476,150	0.1
6,500		Cadence BanCorp	176,995	0.0
7,300	(1)	Cannae Holdings, Inc.	137,678	0.0
13,800		Capstead Mortgage Corp.	119,370	0.0
12,100		Cathay General Bancorp.	483,758	0.1
4,400		Central Valley Community Bancorp	86,064	0.0
93,500		CNO Financial Group, Inc.	2,026,145	0.3
52,488		Commerce Bancshares, Inc.	3,144,556	0.4
2,447		Community Trust Bancorp, Inc.	110,604	0.0
5,780	(1)	Customers Bancorp, Inc.	168,487	0.0
10,500		Dime Community Bancshares	193,200	0.0
53,222		East West Bancorp, Inc.	3,328,504	0.5
55,147		Eaton Vance Corp.	3,070,033	0.4
2,800		Enterprise Financial Services Corp.	131,320	0.0
14,138		Factset Research Systems, Inc.	2,819,400	0.4
21,403		Fidelity Southern Corp.	493,767	0.1
27,900		Financial Institutions, Inc.	825,840	0.1
17,100		First American Financial Corp.	1,003,428	0.1
244,900	(1)	First BanCorp. Puerto Rico	1,474,298	0.2
7,200		First Business Financial Services, Inc.	181,152	0.0
8,600		First Community Bancshares, Inc.	256,710	0.0
98,322		First Financial Bancorp.	2,885,751	0.4
20,000	(1)	First Foundation, Inc.	370,800	0.1
120,796		First Hawaiian, Inc.	3,361,753	0.5
229,497		First Horizon National Corp.	4,321,429	0.6
38,000		First Interstate Bancsystem, Inc.	1,502,900	0.2
53,900		First Merchants Corp.	2,247,630	0.3
43,900		FirstCash, Inc.	3,566,875	0.5
76,800		Fulton Financial Corp.	1,363,200	0.2
46,691		Glacier Bancorp., Inc.	1,792,001	0.2
81,651		Great Western Bancorp, Inc.	3,288,086	0.5
45,100	(1)	Green Dot Corp.	2,893,616	0.4
57,400		Hancock Holding Co.	2,967,580	0.4
50,650		Hanmi Financial Corp.	1,557,487	0.2
9,200		HCI Group, Inc.	351,072	0.1
20,400		Hilltop Holdings, Inc.	478,584	0.1
14,100	(1)	HomeStreet, Inc.	403,965	0.1
90,781		Hope Bancorp, Inc.	1,651,306	0.2
12,300		Houlihan Lokey, Inc.	548,580	0.1
1,900	(1)	Howard Bancorp, Inc.	37,620	0.0
58,858		Iberiabank Corp.	4,590,924	0.6
8,950	(1)	Intl. FCStone, Inc.	381,986	0.1
7,700		Invesco Mortgage Capital, Inc.	126,126	0.0
51,380		Kinsale Capital Group, Inc.	2,637,335	0.4
50,064		Lazard Ltd.	2,631,364	0.4
6,200		MainSource Financial Group, Inc.	252,030	0.0
4,100		Marlin Business Services Corp.	116,235	0.0
11,100		Meta Financial Group, Inc.	1,212,120	0.2
60,700	(1)	MGIC Investment Corp.	789,100	0.1
58,669		Moelis & Co.	2,983,319	0.4
30,877		Morningstar, Inc.	2,949,371	0.4
5,300		National General Holdings Corp.	128,843	0.0
4,513		NBT Bancorp., Inc.	160,121	0.0
5,900		Northeast Bancorp	120,950	0.0
7,400	(1)	Pacific Mercantile Bancorp	70,670	0.0
39,925		PacWest Bancorp	1,977,485	0.3
13,200	(1)	PennyMac Financial Services, Inc.	298,980	0.0
6,400		Piper Jaffray Cos.	531,520	0.1
82,200		Popular, Inc.	3,421,164	0.5
15,600		Preferred Bank/Los Angeles CA	1,001,520	0.1
3,010		Premier Financial Bancorp, Inc.	56,016	0.0
68,849		ProAssurance Corp.	3,342,619	0.5
9,900		Pzena Investment Management, Inc.	110,187	0.0
12,900		Radian Group, Inc.	245,616	0.0
91,000		Redwood Trust, Inc.	1,407,770	0.2
23,675		RLI Corp.	1,500,758	0.2
5,600		Selective Insurance Group	339,920	0.1
9,200		Shore Bancshares, Inc.	173,512	0.0
4,200		Sierra Bancorp.	111,888	0.0
24,100		Stewart Information Services Corp.	1,058,954	0.1
2,900		Stifel Financial Corp.	171,767	0.0
2,200	(1)	SVB Financial Group	528,022	0.1
142,100		TCF Financial Corp.	3,241,301	0.4

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
3,015		TowneBank/Portsmouth VA	$86,229	0.0
22,700		Trico Bancshares	844,894	0.1
10,600	(1)	Tristate Capital Holdings, Inc.	246,450	0.0
9,100	(1)	Triumph Bancorp, Inc.	374,920	0.1
26,700		United Community Banks, Inc./GA	845,055	0.1
6,200		United Fire Group, Inc.	296,732	0.0
37,100		Universal Insurance Holdings, Inc.	1,183,490	0.2
13,300		Walker & Dunlop, Inc.	790,286	0.1
2,700		Washington Federal, Inc.	93,420	0.0
62,842	(1)	Western Alliance Bancorp.	3,651,749	0.5
85,691		Wintrust Financial Corp.	7,373,711	1.0
31,700		Zions Bancorp.	1,671,541	0.2
			126,299,483	17.1

		Health Care: 14.8%
37,900	(1)	Aclaris Therapeutics, Inc.	664,008	0.1
14,200	(1)	Acorda Therapeutics, Inc.	335,830	0.1
33,700	(1)	Addus HomeCare Corp.	1,639,505	0.2
91,800	(1),(2)	Aduro Biotech, Inc.	853,740	0.1
51,200	(1)	Akebia Therapeutics, Inc.	487,936	0.1
38,700	(1)	Allena Pharmaceuticals, Inc.	426,474	0.1
20,000	(1)	American Renal Associates Holdings, Inc.	377,000	0.1
86,600	(1),(2)	Amicus Therapeutics, Inc.	1,302,464	0.2
12,000	(1)	Amphastar Pharmaceuticals, Inc.	225,000	0.0
9,300	(1)	AnaptysBio, Inc.	967,944	0.1
16,700	(1)	ARMO BioSciences, Inc.	624,747	0.1
15,700	(1)	Assembly Biosciences, Inc.	771,498	0.1
22,000	(1)	Audentes Therapeutics, Inc.	661,100	0.1
142,100	(1),(2)	Bellicum Pharmaceuticals, Inc.	932,176	0.1
9,600	(1)	Bluebird Bio, Inc.	1,639,200	0.2
7,700	(1)	Blueprint Medicines Corp.	706,090	0.1
25,300	(1),(2)	Cara Therapeutics, Inc.	313,214	0.0
172,867	(1)	Catalent, Inc.	7,097,919	1.0
181,400	(1)	Catalyst Pharmaceuticals, Inc.	433,546	0.1
73,600	(1),(2)	Coherus Biosciences, Inc.	813,280	0.1
28,500	(1)	Concert Pharmaceuticals, Inc.	652,650	0.1
80,864	(1)	Cotiviti Holdings, Inc.	2,784,956	0.4
106,500	(1)	Cross Country Healthcare, Inc.	1,183,215	0.2
27,100	(1)	Cutera, Inc.	1,361,775	0.2
91,800	(1)	Diplomat Pharmacy, Inc.	1,849,770	0.3
50,155	(1),(2)	Dynavax Technologies Corp.	995,577	0.1
147,355		Encompass Health Corp.	8,424,285	1.1
3,423	(1)	Envision Healthcare Corp.	131,546	0.0
13,200	(1)	Esperion Therapeutics, Inc.	954,756	0.1
18,600	(1)	FibroGen, Inc.	859,320	0.1
1,500	(1)	Globus Medical, Inc.	74,730	0.0
58,600	(1)	Haemonetics Corp.	4,287,176	0.6
46,159	(1)	HealthEquity, Inc.	2,794,466	0.4
45,600	(1)	Heron Therapeutics, Inc.	1,258,560	0.2
35,400	(1)	Homology Medicines, Inc.	661,980	0.1
14,200	(1)	Horizon Pharma PLC	201,640	0.0
17,714	(1)	ICU Medical, Inc.	4,471,013	0.6
9,100	(1)	Inogen, Inc.	1,117,844	0.2
69,800	(1)	Integer Holdings Corp.	3,947,190	0.5
29,600	(1),(2)	Jounce Therapeutics, Inc.	661,560	0.1
195,400		Kindred Healthcare, Inc.	1,787,910	0.2
96,400	(1)	Lantheus Holdings, Inc.	1,532,760	0.2
10,400	(1)	Loxo Oncology, Inc.	1,199,848	0.2
6,700	(1)	Madrigal Pharmaceuticals, Inc.	782,493	0.1
23,449	(1)	Magellan Health, Inc.	2,511,388	0.3
34,000	(1)	Masimo Corp.	2,990,300	0.4
4,300	(1),(2)	Medicines Co.	141,642	0.0
46,665	(1)	Medidata Solutions, Inc.	2,931,029	0.4
29,500	(1),(2)	Mersana Therapeutics, Inc.	465,215	0.1
70,260	(1)	Molina Healthcare, Inc.	5,703,707	0.8
21,300	(1)	Nektar Therapeutics	2,263,338	0.3
38,900	(1)	OraSure Technologies, Inc.	657,021	0.1
8,800	(1)	OrthoPediatrics Corp.	132,528	0.0
37,050		Owens & Minor, Inc.	576,127	0.1
3,900	(1)	PRA Health Sciences, Inc.	323,544	0.0
73,525	(1)	Premier, Inc.	2,302,068	0.3
77,544	(1)	Prestige Brands Holdings, Inc.	2,614,784	0.4
46,500	(1)	Ra Pharmaceuticals, Inc.	246,915	0.0
4,100	(1),(2)	Radius Health, Inc.	147,354	0.0
45,700	(1)	RadNet, Inc.	658,080	0.1
16,400	(1),(2)	resTORbio, Inc.	157,112	0.0
8,700	(1)	Revance Therapeutics, Inc.	267,960	0.0
30,100	(1)	Rhythm Pharmaceuticals, Inc.	598,990	0.1
11,100	(1)	Sage Therapeutics, Inc.	1,787,877	0.2
22,400	(1)	Sarepta Therapeutics, Inc.	1,659,616	0.2
60,800	(1),(2)	Selecta Biosciences, Inc.	619,552	0.1
8,300	(1),(2)	Spark Therapeutics, Inc.	552,697	0.1
15,800	(1)	Surgery Partners, Inc.	270,970	0.0
78,000	(1),(2)	Synergy Pharmaceuticals, Inc.	142,740	0.0
82,000	(1)	Syros Pharmaceuticals, Inc.	1,064,360	0.1
5,100	(1),(2)	Tesaro, Inc.	291,414	0.0
147,200	(1),(2)	TherapeuticsMD, Inc.	716,864	0.1
65,100	(1)	vTv Therapeutics, Inc.	264,957	0.0
18,400	(1),(2)	WaVe Life Sciences Ltd.	737,840	0.1
22,251	(1)	WellCare Health Plans, Inc.	4,308,461	0.6

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
65,909		West Pharmaceutical Services, Inc.	$5,819,106	0.8
16,500	(1)	Xencor, Inc.	494,670	0.1
			109,669,917	14.8

		Industrials: 18.3%
24,600		AAR Corp.	1,085,106	0.1
21,100		ABM Industries, Inc.	706,428	0.1
218,500		ACCO Brands Corp.	2,742,175	0.4
100,675	(1)	Advanced Disposal Services, Inc.	2,243,039	0.3
61,020		Allison Transmission Holdings, Inc.	2,383,441	0.3
62,288	(2)	Altra Industrial Motion Corp.	2,862,134	0.4
3,800	(1)	American Woodmark Corp.	374,110	0.1
60,589		Applied Industrial Technologies, Inc.	4,416,938	0.6
100,900		ArcBest Corp.	3,233,845	0.4
31,400	(1)	Atkore International Group, Inc.	623,290	0.1
6,725	(1)	Atlas Air Worldwide Holdings, Inc.	406,526	0.1
8,600		Barnes Group, Inc.	515,054	0.1
38,100		Barrett Business Services, Inc.	3,157,728	0.4
138,077		Brady Corp.	5,129,561	0.7
51,900	(1)	CAI International, Inc.	1,103,394	0.1
29,100		Columbus McKinnon Corp.	1,042,944	0.1
95,000		Costamare, Inc.	592,800	0.1
6,600	(1)	Covenant Transportation Group, Inc.	196,878	0.0
7,300		CRA International, Inc.	381,717	0.1
91,472		Douglas Dynamics, Inc.	3,965,311	0.5
35,200		EMCOR Group, Inc.	2,743,136	0.4
8,900		EnerSys	617,393	0.1
19,500	(1)	Engility Holdings, Inc.	475,800	0.1
39,700		Essendant, Inc.	309,660	0.0
78,750	(1)	Evoqua Water Technologies Corp.	1,676,588	0.2
23,900		Federal Signal Corp.	526,278	0.1
49,642	(1)	Gates Industrial Corp. PLC	869,231	0.1
61,985	(1)	Generac Holdings, Inc.	2,845,731	0.4
77,500		Global Brass & Copper Holdings, Inc.	2,592,375	0.4
17,800	(1)	GMS, Inc.	543,968	0.1
8,000	(2)	Greenbrier Cos., Inc.	402,000	0.1
15,000		Hawaiian Holdings, Inc.	580,500	0.1
254,200	(1)	HC2 Holdings, Inc.	1,337,092	0.2
13,731		Heico Corp. - Class A	974,215	0.1
79,093		Herman Miller, Inc.	2,527,021	0.3
2,800		Hurco Cos, Inc.	128,520	0.0
5,900		Hyster-Yale Materials Handling, Inc.	412,587	0.1
13,400		ICF International, Inc.	783,230	0.1
54,300		Insperity, Inc.	3,776,565	0.5
86,878	(1)	JELD-WEN Holding, Inc.	2,660,204	0.4
11,300		Kadant, Inc.	1,067,850	0.1
85,583		KAR Auction Services, Inc.	4,638,599	0.6
167,400		KBR, Inc.	2,710,206	0.4
2,800		Kelly Services, Inc.	81,312	0.0
4,800		Kennametal, Inc.	192,768	0.0
18,200		Kimball International, Inc.	310,128	0.0
48,196		Knight-Swift Transportation Holdings, Inc.	2,217,498	0.3
7,700		Knoll, Inc.	155,463	0.0
8,800		Korn/Ferry International	453,992	0.1
32,553		Landstar System, Inc.	3,569,437	0.5
32,416		Lincoln Electric Holdings, Inc.	2,915,819	0.4
48,500	(1)	Mastec, Inc.	2,281,925	0.3
142,700	(1)	Meritor, Inc.	2,933,912	0.4
4,800	(1)	Moog, Inc.	395,568	0.1
96,400	(1)	MRC Global, Inc.	1,584,816	0.2
7,800		NN, Inc.	187,200	0.0
5,700		Park-Ohio Holdings Corp.	221,445	0.0
11,600		Powell Industries, Inc.	311,344	0.0
19,517	(1)	Proto Labs, Inc.	2,294,223	0.3
95,600		Quad/Graphics, Inc.	2,423,460	0.3
41,567	(1)	RBC Bearings, Inc.	5,162,621	0.7
5,100		Regal Beloit Corp.	374,085	0.0
111,100		RPX Corp.	1,187,659	0.2
15,000		Schneider National, Inc.	390,900	0.1
46,200		Skywest, Inc.	2,513,280	0.3
7,200	(1)	SPX FLOW, Inc.	354,168	0.0
2,000		Standex International Corp.	190,700	0.0
45,200		Steelcase, Inc.	614,720	0.1
25,900	(1)	Sterling Construction Co., Inc.	296,814	0.0
20,000	(1)	Titan Machinery, Inc.	471,200	0.1
140,766		Toro Co.	8,790,837	1.2
14,600	(1)	Trimas Corp.	383,250	0.1
32,300	(1)	TriNet Group, Inc.	1,496,136	0.2
100,900	(1)	TrueBlue, Inc.	2,613,310	0.4
19,600	(1)	Tutor Perini Corp.	432,180	0.1
55,700		Universal Forest Products, Inc.	1,807,465	0.2
3,800		Universal Logistics Holdings, Inc.	80,370	0.0
43,661		US Ecology, Inc.	2,327,131	0.3
87,043	(1),(2)	USG Corp.	3,518,278	0.5
58,900	(1)	Vectrus, Inc.	2,193,436	0.3
4,400	(1)	Veritiv Corp.	172,480	0.0
3,100		Viad Corp.	162,595	0.0
2,400		VSE Corp.	124,128	0.0
125,600		Wabash National Corp.	2,613,736	0.4
10,530		Watsco, Inc.	1,905,614	0.3
3,900		Watts Water Technologies, Inc.	303,030	0.0
4,900	(1)	YRC Worldwide, Inc.	43,267	0.0
			135,414,868	18.3

		Information Technology: 15.7%
19,600	(1)	Advanced Energy Industries, Inc.	1,252,440	0.2
42,300	(1)	Alpha & Omega Co.	653,535	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
35,200	(1)	Alteryx, Inc.	$1,201,728	0.2
60,000	(1)	Apptio, Inc.	1,700,400	0.2
59,676	(1)	Aspen Technology, Inc.	4,707,840	0.6
68,343		Benchmark Electronics, Inc.	2,040,039	0.3
37,517		Blackbaud, Inc.	3,819,606	0.5
82,300	(1)	Blucora, Inc.	2,024,580	0.3
60,583		Cabot Microelectronics Corp.	6,489,045	0.9
8,700	(1)	CACI International, Inc.	1,316,745	0.2
3,000	(1),(2)	Cargurus, Inc.	115,410	0.0
23,100	(1)	Ciena Corp.	598,290	0.1
236,835	(1),(2)	Cision Ltd.	2,740,181	0.4
45,200		Cohu, Inc.	1,031,012	0.1
19,600	(1)	Commvault Systems, Inc.	1,121,120	0.1
60,090	(1)	CoreLogic, Inc.	2,717,871	0.4
8,900	(1)	Coupa Software, Inc.	406,018	0.1
137,631		Cypress Semiconductor Corp.	2,334,222	0.3
13,800	(1)	Etsy, Inc.	387,228	0.1
46,900	(1)	Everi Holdings, Inc.	308,133	0.0
269,400	(1)	Extreme Networks, Inc.	2,982,258	0.4
107,800	(1),(2)	Fitbit, Inc.	549,780	0.1
27,100	(1)	Five9, Inc.	807,309	0.1
4,400	(1)	ForeScout Technologies, Inc.	142,736	0.0
59,973	(1),(2)	GrubHub, Inc.	6,085,460	0.8
48,475	(1)	Guidewire Software, Inc.	3,918,234	0.5
34,700	(1)	Ichor Holdings Ltd.	840,087	0.1
26,000	(1)	Imperva, Inc.	1,125,800	0.2
45,500	(1)	Insight Enterprises, Inc.	1,589,315	0.2
73,750	(1)	Instructure, Inc.	3,108,562	0.4
6,600	(1)	Itron, Inc.	472,230	0.1
97,900	(1)	Kemet Corp.	1,774,927	0.2
41,975	(1)	Kimball Electronics, Inc.	677,896	0.1
149,800	(1)	Limelight Networks, Inc.	615,678	0.1
3,700		Littelfuse, Inc.	770,266	0.1
68,133	(1)	Manhattan Associates, Inc.	2,853,410	0.4
33,700		Methode Electronics, Inc.	1,317,670	0.2
19,466	(1)	MicroStrategy, Inc.	2,510,919	0.3
13,600	(1)	MongoDB, Inc.	590,240	0.1
18,900	(1)	New Relic, Inc.	1,400,868	0.2
16,000	(1)	Nutanix, Inc.	785,760	0.1
4,000	(1)	Plexus Corp.	238,920	0.0
45,300		Progress Software Corp.	1,741,785	0.2
100,850	(1)	Q2 Holdings, Inc.	4,593,718	0.6
3,900		QAD, Inc.	162,435	0.0
16,500	(1)	Qualys, Inc.	1,200,375	0.2
38,100	(1)	QuinStreet, Inc.	486,537	0.1
45,500	(1)	RingCentral, Inc.	2,889,250	0.4
10,300	(1)	Rudolph Technologies, Inc.	285,310	0.0
98,630	(1)	SailPoint Technologies Holding, Inc.	2,040,655	0.3
87,700	(1)	Sanmina Corp.	2,293,355	0.3
3,300	(1)	SendGrid, Inc.	92,862	0.0
26,200	(1)	Sigma Designs, Inc.	162,440	0.0
49,600	(1)	SMART Global Holdings, Inc.	2,472,064	0.3
11,700	(2)	Switch, Inc.	186,147	0.0
21,100	(1)	SYKES Enterprises, Inc.	610,634	0.1
44,994	(1)	Tableau Software, Inc.	3,636,415	0.5
26,600	(1)	Take-Two Interactive Software, Inc.	2,600,948	0.3
32,500	(1)	Tech Data Corp.	2,766,725	0.4
54,400	(1),(2)	Tintri, Inc.	93,024	0.0
71,300		TiVo Corp.	966,115	0.1
214,700		Travelport Worldwide Ltd.	3,508,198	0.5
20,690	(1)	Tyler Technologies, Inc.	4,364,762	0.6
98,100	(1)	Ultra Clean Holdings, Inc.	1,888,425	0.3
119,920	(1),(2)	Unisys Corp.	1,289,140	0.2
19,100	(1)	Virtusa Corp.	925,586	0.1
14,200	(1)	Vishay Precision Group, Inc.	442,330	0.1
13,200	(1)	Web.com Group, Inc.	238,920	0.0
107,300	(1)	Xcerra Corp.	1,250,045	0.2
17,400	(1),(2)	Zscaler, Inc.	488,418	0.1
			115,800,386	15.7

		Materials: 5.4%
99,500	(1),(2)	AK Steel Holding Corp.	450,735	0.1
90,052		Aptargroup, Inc.	8,089,371	1.1
18,316	(1)	Berry Plastics Group, Inc.	1,003,900	0.1
20,100		Boise Cascade Co.	775,860	0.1
14,000		Chemours Co.	681,940	0.1
80,000	(1),(2)	Cleveland-Cliffs, Inc.	556,000	0.1
28,200		Commercial Metals Co.	576,972	0.1
49,156	(1)	Crown Holdings, Inc.	2,494,667	0.3
27,300		FutureFuel Corp.	327,327	0.0
121,032	(1)	GCP Applied Technologies, Inc.	3,515,980	0.5
33,500		Graphic Packaging Holding Co.	514,225	0.1
1,900	(1)	Ingevity Corp.	140,011	0.0
43,800		Louisiana-Pacific Corp.	1,260,126	0.2
21,500	(1)	Omnova Solutions, Inc.	225,750	0.0
192,480	(1)	PQ Group Holdings, Inc.	2,688,946	0.4
23,388		Quaker Chemical Corp.	3,464,464	0.5
25,200	(2)	Rayonier Advanced Materials, Inc.	541,044	0.1
6,500	(1)	Ryerson Holding Corp.	52,975	0.0
46,700		Schweitzer-Mauduit International, Inc.	1,828,305	0.2
55,800		Trinseo SA	4,131,990	0.5
165,432		Valvoline, Inc.	3,661,010	0.5
84,900	(1)	Verso Corp.	1,429,716	0.2
44,200	(2)	Warrior Met Coal, Inc.	1,238,042	0.2
6,450		Worthington Industries, Inc.	276,834	0.0
			39,926,190	5.4

		Real Estate: 6.1%
7,000		American Assets Trust, Inc.	233,870	0.0
99,810		Armada Hoffler Properties, Inc.	1,366,399	0.2
223,500		Ashford Hospitality Trust, Inc.	1,443,810	0.2
35,600	(2)	Bluerock Residential Growth REIT, Inc.	302,600	0.1
13,700		Chatham Lodging Trust	262,355	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
15,800		Chesapeake Lodging Trust	$439,398	0.1
1,500		CorEnergy Infrastructure Trust, Inc.	56,310	0.0
8,800		Coresite Realty Corp.	882,288	0.1
42,821		Cousins Properties, Inc.	371,686	0.1
24,600		CubeSmart	693,720	0.1
3,700		CyrusOne, Inc.	189,477	0.0
12,956		DCT Industrial Trust, Inc.	729,941	0.1
24,700		DiamondRock Hospitality Co.	257,868	0.0
49,916		EastGroup Properties, Inc.	4,126,057	0.6
2,000		Education Realty Trust, Inc.	65,500	0.0
65,275		First Industrial Realty Trust, Inc.	1,907,988	0.3
4,800		Franklin Street Properties Corp.	40,368	0.0
119,250		Geo Group, Inc./The	2,441,047	0.3
39,100		Getty Realty Corp.	986,102	0.1
62,443		HFF, Inc.	3,103,417	0.4
10,900		Highwoods Properties, Inc.	477,638	0.1
8,400		Hudson Pacific Properties, Inc.	273,252	0.0
14,500	(1)	InfraREIT, Inc.	281,735	0.0
12,700		LaSalle Hotel Properties	368,427	0.1
135,730		National Retail Properties, Inc.	5,328,760	0.7
10,600		New Senior Investment Group, Inc.	86,708	0.0
32,469		NexPoint Residential Trust, Inc.	806,530	0.1
159,911		Outfront Media, Inc.	2,996,732	0.4
69,400		Preferred Apartment Communities, Inc.	984,786	0.1
2,800		PS Business Parks, Inc.	316,512	0.1
5,450	(1)	Rafael Holdings, Inc.	26,432	0.0
35,100		Ramco-Gershenson Properties	433,836	0.1
99,137		Realogy Holdings Corp.	2,704,457	0.4
55,400		Retail Opportunity Investments Corp.	978,918	0.1
33,700		Rexford Industrial Realty, Inc.	970,223	0.1
197,995		RLJ Lodging Trust	3,849,023	0.5
73,400		Summit Hotel Properties, Inc.	998,974	0.1
3,900		Sun Communities, Inc.	356,343	0.1
67,603		Sunstone Hotel Investors, Inc.	1,028,918	0.1
2,800		Urban Edge Properties	59,780	0.0
103,170	(1),(2)	Willscot Corp.	1,408,271	0.2
34,300		Xenia Hotels & Resorts, Inc.	676,396	0.1
			45,312,852	6.1

		Telecommunication Services: 0.1%
10,900		IDT Corp.	68,343	0.0
47,800	(1)	Ooma, Inc.	521,020	0.1
			589,363	0.1

		Utilities: 2.5%
70,000	(1),(2)	Atlantic Power Corp.	147,000	0.0
3,600		Consolidated Water Co., Ltd.	52,380	0.0
22,000	(1)	Dynegy, Inc.	297,440	0.0
2,300		El Paso Electric Co.	117,300	0.0
8,700		Idacorp, Inc.	767,949	0.1
5,200		MGE Energy, Inc.	291,720	0.0
20,300		New Jersey Resources Corp.	814,030	0.1
77,583		NorthWestern Corp.	4,173,965	0.6
39,200	(2)	NRG Yield, Inc. - Class C	666,400	0.1
16,200		Ormat Technologies, Inc.	913,356	0.1
12,000		PNM Resources, Inc.	459,000	0.1
165,445		Portland General Electric Co.	6,702,177	0.9
19,000		Southwest Gas Holdings, Inc.	1,284,970	0.2
110,400	(2)	Spark Energy, Inc.	1,308,240	0.2
7,000		WGL Holdings, Inc.	585,550	0.1
			18,581,477	2.5

	Total Common Stock
	(Cost $551,951,983)		728,519,068	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
		Securities Lending Collateral(3): 5.9%
10,291,697		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $10,293,727, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $10,497,531, due 03/31/18-02/20/68)	10,291,697	1.4
10,291,697		Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $10,293,738, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,497,531, due 04/30/18-12/01/51)	10,291,697	1.4

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
6,205,231	HSBC Securities USA, Repurchase Agreement dated 03/29/18, 1.79%, due 04/02/18 (Repurchase Amount $6,206,448, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $6,337,357, due 04/01/22-03/01/48)	$6,205,231	0.8
2,913,612	Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $2,914,193, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $2,971,897, due 04/17/18-07/15/32)	2,913,612	0.4
3,337,346	MUFG Securities America Inc., Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $3,338,008, collateralized by various U.S. Government Agency Obligations, 1.915%-5.097%, Market Value plus accrued interest $3,404,093, due 08/01/19-03/01/48)	3,337,346	0.5
10,291,700	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $10,294,069, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,534,352, due 04/15/19-02/15/47)	10,291,700	1.4
		43,331,283	5.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
11,317,343	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $11,317,343)	$11,317,343	1.5

	Total Short-Term Investments
	(Cost $54,648,626)	54,648,626	7.4

	Total Investments in Securities (Cost $606,600,609)	$783,167,694	105.9
	Liabilities in Excess of Other Assets	(43,847,262)	(5.9)
	Net Assets	$739,320,432	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$728,519,068	$–	$–	$728,519,068
Short-Term Investments	11,317,343	43,331,283	–	54,648,626
Total Investments, at fair value	$739,836,411	$43,331,283	$–	$783,167,694
Liabilities Table
Other Financial Instruments+
Futures	$(83,772)	$–	$–	$(83,772)
Total Liabilities	$(83,772)	$–	$–	$(83,772)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	36	06/15/18	$2,756,160	$(83,772)
			$2,756,160	$(83,772)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$83,772
Total Liability Derivatives		$83,772

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $609,533,045.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$204,995,294
Gross Unrealized Depreciation	(31,444,417)

Net Unrealized Appreciation	$173,550,877

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	France: 8.2%
73,301	L'Oreal S.A.	$16,555,680	4.3
91,960	Pernod Ricard SA	15,303,848	3.9
		31,859,528	8.2

	Germany: 4.2%
153,755	SAP SE	16,141,503	4.2

	Italy: 1.6%
837,081	Davide Campari-Milano SpA	6,337,399	1.6

	Netherlands: 3.7%
93,593	Heineken NV	10,066,315	2.6
208,727	Relx NV	4,326,685	1.1
		14,393,000	3.7

	United Kingdom: 27.8%
63,509	British American Tobacco PLC ADR	3,663,834	1.0
459,567	British American Tobacco PLC	26,566,069	6.8
370,620	Experian PLC	8,015,259	2.1
368,521	Reckitt Benckiser Group PLC	31,105,972	8.0
459,742	Relx PLC	9,443,925	2.4
521,537	Unilever PLC	28,925,707	7.5
		107,720,766	27.8

	United States: 52.4%
94,794	Abbott Laboratories	5,680,056	1.5
162,910	Accenture PLC	25,006,685	6.5
52,727	Altria Group, Inc.	3,285,947	0.8
77,974	Automatic Data Processing, Inc.	8,848,490	2.3
296,469	Coca-Cola Co.	12,875,649	3.3
105,808	Danaher Corp.	10,359,661	2.7
26,102	Factset Research Systems, Inc.	5,205,261	1.3
81,188	Fidelity National Information Services, Inc.	7,818,404	2.0
21,684	International Flavors & Fragrances, Inc.	2,968,756	0.8
29,635	Intuit, Inc.	5,137,227	1.3
277,160	Microsoft Corp.	25,296,393	6.5
30,617	Moody's Corp.	4,938,522	1.3
205,959	Nike, Inc.	13,683,916	3.5
167,722	Philip Morris International, Inc.	16,671,567	4.3
218,445	Twenty-First Century Fox, Inc. - Class A	8,014,747	2.1
261,777	Twenty-First Century Fox, Inc. - Class B	9,520,830	2.5
150,035	Visa, Inc. - Class A	17,947,187	4.6
43,777	Walt Disney Co.	4,396,962	1.1
183,324	Zoetis, Inc.	15,309,387	4.0
		202,965,647	52.4

	Total Common Stock
	(Cost $304,221,036)	379,417,843	97.9

SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
7,388,914	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $7,388,914)	7,388,914	1.9

	Total Short-Term Investments
	(Cost $7,388,914)	7,388,914	1.9

	Total Investments in Securities (Cost $311,609,950)	$386,806,757	99.8
	Assets in Excess of Other Liabilities	879,860	0.2
	Net Assets	$387,686,617	100.0

ADR	American Depositary Receipt
(1)	Rate shown is the 7-day yield as of March 31, 2018.

Sector Diversification	Percentage of Net Assets
Consumer Staples	44.1%
Information Technology	27.4
Consumer Discretionary	9.2
Health Care	8.2
Industrials	5.6
Financials	2.6
Materials	0.8
Short-Term Investments	1.9
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
France	$15,303,848	$16,555,680	$–	$31,859,528
Germany	–	16,141,503	–	16,141,503
Italy	–	6,337,399	–	6,337,399
Netherlands	–	14,393,000	–	14,393,000
United Kingdom	3,663,834	104,056,932	–	107,720,766
United States	202,965,647	–	–	202,965,647
Total Common Stock	221,933,329	157,484,514	–	379,417,843
Short-Term Investments	7,388,914	–	–	7,388,914
Total Investments, at fair value	$229,322,243	$157,484,514	$–	$386,806,757
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,368	–	1,368
Total Assets	$229,322,243	$157,485,882	$–	$386,808,125

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $16,212,103 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® Morgan Stanley Global Franchise Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 235,406	GBP 166,813	HSBC Bank PLC	04/03/18	$1,368
				$1,368

Currency Abbreviations
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,368
Total Asset Derivatives		$1,368

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

HSBC Bank PLC
Assets:
Forward foreign currency contracts	$1,368
Total Assets	$1,368

Net OTC derivative instruments by counterparty, at fair value	$1,368

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$1,368

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $312,531,989.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$78,272,512
Gross Unrealized Depreciation	(3,752,025)

Net Unrealized Appreciation	$74,520,487

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 68.1%
		Consumer Discretionary: 7.5%
514,187		Adient plc	$30,727,815	0.5
86,500	(1)	Amazon.com, Inc.	125,194,910	2.0
2,451,512		Aramark	96,981,815	1.5
19,300	(1)	Booking Holdings, Inc.	40,151,527	0.6
395,558	(1)	Liberty Global PLC - Class C	12,036,830	0.2
945,352		Magna International, Inc.	53,270,585	0.9
1,334,542		Yum! Brands, Inc.	113,609,560	1.8
			471,973,042	7.5

		Consumer Staples: 8.0%
325,900		CVS Health Corp.	20,274,239	0.3
2,143,855		Dr Pepper Snapple Group, Inc.	253,789,555	4.1
513,244		Kraft Heinz Co.	31,969,969	0.5
712,872		PepsiCo, Inc.	77,809,979	1.2
855,156		Philip Morris International, Inc.	85,002,506	1.4
428,591		Tyson Foods, Inc.	31,368,575	0.5
			500,214,823	8.0

		Energy: 1.2%
810,900		Canadian Natural Resources Ltd.	25,519,023	0.4
1,621,439	(2)	Enterprise Products Partners L.P.	39,692,827	0.6
227,143	(3)	Total SA	13,019,779	0.2
			78,231,629	1.2

		Financials: 7.9%
804,930		Intercontinental Exchange, Inc.	58,373,524	0.9
2,462,909		Marsh & McLennan Cos., Inc.	203,411,654	3.3
1,052,263		PNC Financial Services Group, Inc.	159,144,256	2.5
715,463		State Street Corp.	71,353,125	1.2
			492,282,559	7.9

		Health Care: 13.6%
1,693,444		Abbott Laboratories	101,471,165	1.6
319,897		Aetna, Inc.	54,062,593	0.9
168,400		Anthem, Inc.	36,997,480	0.6
759,287		Becton Dickinson & Co.	164,537,493	2.6
54,116	(1)	Biogen, Inc.	14,818,043	0.2
113,910		Cigna Corp.	19,107,263	0.3
1,803,587		Danaher Corp.	176,589,203	2.8
1,913,171		PerkinElmer, Inc.	144,865,308	2.3
125,561		Perrigo Co. PLC	10,464,254	0.2
298,613	(4)	Thermo Fisher Scientific, Inc.	61,651,640	1.0
327,048	(4)	UnitedHealth Group, Inc.	69,988,272	1.1
			854,552,714	13.6

		Industrials: 6.3%
518,755		Equifax, Inc.	61,114,526	1.0
1,045,030		Fortive Corp.	81,010,726	1.3
1,613,760		General Electric Co.	21,753,485	0.3
512,687	(1)	Middleby Corp.	63,465,524	1.0
648,019		Republic Services, Inc.	42,918,298	0.7
225,814		Roper Technologies, Inc.	63,383,732	1.0
893,103		Waste Connections, Inc.	64,071,209	1.0
			397,717,500	6.3

		Information Technology: 15.4%
27,132	(1)	Alphabet, Inc. - Class A	28,139,683	0.4
34,957	(1)	Alphabet, Inc. - Class C	36,068,283	0.6
148,700		Apple, Inc.	24,948,886	0.4
102,400		Broadcom Ltd.	24,130,560	0.4
303,400	(1)	Facebook, Inc.	48,480,286	0.8
1,467,468		Fidelity National Information Services, Inc.	141,317,168	2.2
2,797,262	(1)	Fiserv, Inc.	199,472,753	3.2
346,450		Intuit, Inc.	60,057,108	1.0
119,448	(4)	Mastercard, Inc. - Class A	20,922,512	0.3
27,715		Maxim Integrated Products	1,668,997	0.0
1,897,400		Microsoft Corp.	173,175,698	2.8
610,862	(4)	Texas Instruments, Inc.	63,462,453	1.0
1,195,957		Visa, Inc. - Class A	143,060,376	2.3
			964,904,763	15.4

		Materials: 0.5%
747,236	(3)	Ball Corp.	29,672,742	0.5

		Real Estate: 2.3%
457,950		American Tower Corp.	66,558,453	1.1
679,400		Crown Castle International Corp.	74,469,034	1.2
			141,027,487	2.3

		Utilities: 5.4%
92,378		CMS Energy Corp.	4,183,800	0.1
863,116		DTE Energy Co.	90,109,310	1.4
1,393,881		Eversource Energy	82,127,468	1.3
180,811		NextEra Energy, Inc.	29,531,861	0.5
3,085,342		NiSource, Inc.	73,770,527	1.2
1,072,915		PG&E Corp.	47,133,156	0.7
290,479		Xcel Energy, Inc.	13,210,985	0.2
			340,067,107	5.4

	Total Common Stock (Cost $3,625,977,127)		4,270,644,366	68.1

PREFERRED STOCK: 3.9%
		Financials: 1.4%
250,000	(1),(5)	Charles Schwab Corp. - Series C	6,510,000	0.1
23,000	(1),(5)	Charles Schwab Corp. - Series D	602,370	0.0
38,102	(1),(3),(5)	State Street Corp. - Series E	1,002,083	0.0
166,000	(1),(5)	US Bancorp - Series G	4,636,380	0.1
56,625	(1)	Wells Fargo & Co.	73,046,250	1.2
			85,797,083	1.4

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Health Care: 1.0%
1,073,485	(1)	Becton Dickinson and Co.	$62,723,728	1.0

		Real Estate: 0.1%
6,173	(1)	Crown Castle International Corp.	6,900,982	0.1

		Utilities: 1.4%
165,000	(1),(3),(5)	Alabama Power Co.	4,187,700	0.1
560,000	(1),(5)	DTE Energy Co.	13,518,400	0.2
136,473	(1),(3)	NextEra Energy, Inc.	7,869,033	0.1
29,790	(1),(5)	SCE Trust II	688,149	0.0
324,305	(1),(5)	SCE Trust III	8,616,784	0.1
540,000	(1),(5)	SCE Trust IV	13,878,000	0.2
175,000	(1),(5)	SCE Trust V	4,546,500	0.1
125,000	(1),(5)	SCE Trust VI	2,830,000	0.1
320,202	(1)	Sempra Energy	32,779,079	0.5
			88,913,645	1.4

	Total Preferred Stock (Cost $230,914,517)		244,335,438	3.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.3%
		Communications: 3.4%
7,190,000		Amazon.com, Inc., 2.600%, 12/05/2019	7,191,754	0.1
4,145,000	(6)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	3,945,626	0.1
3,546,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/2021	3,574,811	0.1
12,975,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	13,194,083	0.2
6,575,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/2023	6,690,062	0.1
7,425,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/2024	7,554,937	0.1
8,598,000	(6)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 09/15/2020	8,769,960	0.1
2,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	2,733,772	0.0
2,670,000		DISH DBS Corp., 4.250%, 04/01/2018	2,670,000	0.0
6,600,000		Level 3 Financing, Inc., 5.375%, 08/15/2022	6,616,500	0.1
5,600,000		Level 3 Financing, Inc., 5.625%, 02/01/2023	5,619,320	0.1
29,390,000	(3)	Netflix, Inc., 4.375%, 11/15/2026	27,920,500	0.4
46,270,000	(6)	Netflix, Inc., 4.875%, 04/15/2028	44,551,070	0.7
10,336,000		Netflix, Inc., 5.875%, 02/15/2025	10,852,800	0.2
3,050,000	(6)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	3,149,125	0.1
9,100,000		Time Warner Cable LLC, 6.750%, 07/01/2018	9,186,186	0.2
3,550,000		T-Mobile USA, Inc., 6.836%, 04/28/2023	3,683,125	0.1
12,235,000	(6)	Unitymedia GmbH, 6.125%, 01/15/2025	12,892,631	0.2
7,275,000		Verizon Communications, Inc., 3.125%, 03/16/2022	7,215,248	0.1
7,275,000		Verizon Communications, Inc., 3.145%, (US0003M + 1.000%), 03/16/2022	7,418,172	0.1
4,550,000	(3),(6)	Virgin Media Finance PLC, 6.000%, 10/15/2024	4,521,563	0.1
6,200,000	(6)	Virgin Media Secured Finance PLC, 5.250%, 01/15/2026	5,990,750	0.1
4,785,000	(6)	Ziggo Secured Finance BV, 5.500%, 01/15/2027	4,508,475	0.1
			210,450,470	3.4

		Consumer, Cyclical: 2.5%
10,455,000	(6)	Aramark Services, Inc., 5.000%, 04/01/2025	10,562,686	0.2
665,000		AutoZone, Inc., 1.625%, 04/21/2019	657,314	0.0
2,895,000		AutoZone, Inc., 2.500%, 04/15/2021	2,838,764	0.1
5,070,000	(6)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	5,031,975	0.1
6,580,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	6,703,375	0.1
1,250,741		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	1,321,033	0.0
3,032,320		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	3,071,588	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
562,950		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	$584,764	0.0
740,115		Delta Air Lines 2009-1 Class A Pass Through Trust, 7.750%, 06/17/2021	784,892	0.0
792,260		Delta Air Lines 2011-1 Class A Pass Through Trust, 5.300%, 10/15/2020	807,194	0.0
2,675,000		Dollar Tree, Inc., 5.750%, 03/01/2023	2,801,033	0.0
1,975,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/2018	1,979,860	0.0
2,475,000		Hilton Domestic Operating Co., Inc., 4.250%, 09/01/2024	2,406,937	0.0
30,035,000	(6)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	29,021,319	0.5
6,160,000	(6)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	6,136,900	0.1
8,205,000	(6)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	8,194,744	0.1
870,000		McDonald's Corp., 2.100%, 12/07/2018	867,640	0.0
26,995,000	(3),(6)	Tesla, Inc., 5.300%, 08/15/2025	23,654,369	0.4
2,428,832		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	2,623,503	0.0
460,754		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	475,959	0.0
741,659		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	792,648	0.0
2,638,725		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	2,638,857	0.0
835,938		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	864,151	0.0
15,750,000		Yum! Brands, Inc., 3.750%, 11/01/2021	15,612,187	0.3
7,955,000		Yum! Brands, Inc., 3.875%, 11/01/2020	8,004,719	0.1
7,360,000		Yum! Brands, Inc., 3.875%, 11/01/2023	7,093,200	0.1
2,835,000		Yum! Brands, Inc., 5.300%, 09/15/2019	2,920,050	0.1
3,440,000		Yum! Brands, Inc., 5.350%, 11/01/2043	3,130,400	0.1
4,065,000		Yum! Brands, Inc., 6.875%, 11/15/2037	4,349,550	0.1
			155,931,611	2.5

		Consumer, Non-cyclical: 2.7%
5,025,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/2019	5,011,149	0.1
2,925,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	2,903,562	0.0
6,410,000		Anheuser-Busch InBev Finance, Inc., 3.033%, (US0003M + 1.260%), 02/01/2021	6,590,595	0.1
3,650,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/2023	3,654,851	0.1
5,460,000		B&G Foods, Inc., 4.625%, 06/01/2021	5,432,700	0.1
3,315,000		Becton Dickinson & Co., 2.675%, 12/15/2019	3,294,165	0.1
6,185,000		Becton Dickinson and Co., 3.055%, (US0003M + 1.030%), 06/06/2022	6,207,714	0.1
6,345,000		Becton Dickinson and Co., 3.363%, 06/06/2024	6,112,876	0.1
3,920,000		Ecolab, Inc., 2.000%, 01/14/2019	3,897,171	0.1
1,297,000	(6)	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/2021	1,371,446	0.0
3,000,000		HCA, Inc., 3.750%, 03/15/2019	3,018,900	0.0
6,285,000		HCA, Inc., 4.250%, 10/15/2019	6,347,850	0.1
33,490,000		HCA, Inc., 6.500%, 02/15/2020	35,206,363	0.6
7,545,000	(6)	Hologic, Inc., 4.375%, 10/15/2025	7,299,788	0.1
2,315,000		Kroger Co., 2.000%, 01/15/2019	2,298,968	0.0
7,250,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	7,184,465	0.1
4,145,000		Medtronic Global Holdings SCA, 3.350%, 04/01/2027	4,092,608	0.1
4,860,000		Medtronic, Inc., 2.500%, 03/15/2020	4,833,783	0.1
1,640,000		PepsiCo, Inc., 1.250%, 04/30/2018	1,638,516	0.0
15,000,000		Pfizer, Inc., 1.200%, 06/01/2018	14,979,739	0.2
5,820,000		Philip Morris International, Inc., 2.000%, 02/21/2020	5,734,493	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,890,000		Philip Morris International, Inc., 2.312%, (US0003M + 0.420%), 02/21/2020	$3,910,094	0.1
7,270,000		Philip Morris International, Inc., 2.625%, 02/18/2022	7,126,187	0.1
6,950,000	(6)	Reckitt Benckiser Treasury Services PLC, 2.846%, (US0003M + 0.560%), 06/24/2022	6,917,892	0.1
2,100,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	2,173,500	0.0
4,605,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	4,766,175	0.1
1,400,000		Teleflex, Inc., 4.625%, 11/15/2027	1,352,764	0.0
1,850,000		Teleflex, Inc., 4.875%, 06/01/2026	1,840,750	0.0
5,500,000		Thermo Fisher Scientific, Inc., 3.200%, 08/15/2027	5,212,659	0.1
880,000	(6)	Universal Health Services, Inc., 3.750%, 08/01/2019	887,700	0.0
			171,299,423	2.7

		Energy: 0.3%
275,000		Enbridge Energy Partners L.P., 6.500%, 04/15/2018	275,352	0.0
3,645,000		EQT Corp., 8.125%, 06/01/2019	3,860,846	0.0
5,450,000		Matador Resources Co., 6.875%, 04/15/2023	5,681,625	0.1
10,335,000		Shell International Finance BV, 2.261%, (US0003M + 0.450%), 05/11/2020	10,396,965	0.2
			20,214,788	0.3

		Financial: 4.2%
6,135,000		American Tower Corp., 3.300%, 02/15/2021	6,136,695	0.1
6,150,000		Bank of New York Mellon Corp., 4.625%, 12/31/2199	6,011,625	0.1
8,750,000		Bank of New York Mellon Corp., 4.950%, 12/31/2199	8,969,887	0.1
12,532,000		Crown Castle International Corp., 4.875%, 04/15/2022	13,174,954	0.2
20,700,000		Crown Castle International Corp., 5.250%, 01/15/2023	22,012,985	0.4
835,000	(6),(7)	Hub Holdings LLC / Hub Holdings Finance, Inc., 8.125% (PIK Rate 8.875%, Cash Rate 8.125%), 07/15/2019	837,087	0.0
16,721,000	(6)	HUB International Ltd, 7.875%, 10/01/2021	17,327,136	0.3
4,875,000	(6)	Iron Mountain, Inc., 4.375%, 06/01/2021	4,911,563	0.1
116,290,000		Kreditanstalt fuer Wiederaufbau, 2.875%, 04/03/2028	115,856,359	1.9
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/2020	2,148,358	0.0
2,690,000		Marsh & McLennan Cos, Inc., 2.750%, 01/30/2022	2,649,335	0.0
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/2023	1,112,275	0.0
12,605,000		PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	12,579,790	0.2
175,000		Regions Bank/Birmingham AL, 7.500%, 05/15/2018	175,978	0.0
16,970,000		SBA Communications Corp., 4.875%, 07/15/2022	17,139,700	0.3
14,445,000		SBA Communications Corp., 4.875%, 09/01/2024	14,210,269	0.2
6,640,000		State Street Corp., 5.250%, 12/31/2199	6,839,200	0.1
4,200,000		Trinity Acquisition PLC, 4.400%, 03/15/2026	4,260,404	0.1
4,935,000		US Bancorp, 5.300%, 12/31/2199	5,058,375	0.1
			261,411,975	4.2

		Industrial: 1.9%
5,680,000		3M Co., 2.250%, 03/15/2023	5,515,262	0.1
7,100,000		3M Co., 2.875%, 10/15/2027	6,865,186	0.1
4,335,000		Amphenol Corp., 2.200%, 04/01/2020	4,274,731	0.1
2,165,000		Amphenol Corp., 3.200%, 04/01/2024	2,108,694	0.0
5,085,000	(3)	Burlington Northern Santa Fe LLC, 3.250%, 06/15/2027	5,009,968	0.1
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/2019	2,172,926	0.0
9,950,000		CNH Industrial Capital LLC, 3.625%, 04/15/2018	9,977,363	0.2
625,000		Fortive Corp., 1.800%, 06/15/2019	617,624	0.0
1,765,000		Harris Corp., 1.999%, 04/27/2018	1,764,599	0.0
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,462,843	0.0
9,885,000		Northrop Grumman Corp., 2.550%, 10/15/2022	9,586,576	0.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
12,000,000		Northrop Grumman Corp., 2.930%, 01/15/2025	$11,517,151	0.2
21,165,000		Northrop Grumman Corp., 3.250%, 01/15/2028	20,229,850	0.3
3,175,000	(6)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	3,209,766	0.1
8,525,000	(6)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.222%, (US0003M + 3.500%), 07/15/2021	8,652,875	0.1
17,540,849		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	17,782,036	0.3
3,822,307		Reynolds Group Issuer, Inc., 6.875%, 02/15/2021	3,879,641	0.1
2,045,000		Welbilt, Inc., 9.500%, 02/15/2024	2,290,400	0.0
1,185,000		Xylem, Inc./NY, 3.250%, 11/01/2026	1,149,806	0.0
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	899,726	0.0
			118,967,023	1.9

		Technology: 1.8%
18,405,000		Apple, Inc., 1.500%, 09/12/2019	18,154,709	0.3
6,840,000		Fiserv, Inc., 2.700%, 06/01/2020	6,799,240	0.1
48,955,000		Microsoft Corp., 3.300%, 02/06/2027	48,624,155	0.8
35,133,000	(6)	NXP BV / NXP Funding LLC, 3.750%, 06/01/2018	35,222,589	0.6
1,260,000		Solera LLC/Solera Finance, Inc., 10.500%, 03/01/2024	1,404,900	0.0
3,525,000		Texas Instruments, Inc., 2.900%, 11/03/2027	3,357,421	0.0
			113,563,014	1.8

		Utilities: 1.5%
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/2020	4,236,009	0.1
324,000		CMS Energy Corp., 8.750%, 06/15/2019	344,757	0.0
865,000	(8)	Dominion Energy, Inc., 2.962%, 07/01/2019	863,611	0.0
14,375,000		DTE Energy Co., 3.800%, 03/15/2027	14,205,366	0.2
7,250,000		Edison International, 2.125%, 04/15/2020	7,119,399	0.1
4,250,000		Eversource Energy, 2.750%, 03/15/2022	4,168,262	0.1
2,835,000		Eversource Energy, 2.900%, 10/01/2024	2,724,915	0.0
6,872,000		Eversource Energy, 3.300%, 01/15/2028	6,630,398	0.1
10,970,000		NiSource, Inc., 3.490%, 05/15/2027	10,621,281	0.2
7,555,000		NiSource, Inc., 4.375%, 05/15/2047	7,603,492	0.1
5,705,000		NSTAR Electric Co., 3.200%, 05/15/2027	5,582,384	0.1
7,285,000		Pacific Gas & Electric Co., 3.300%, 03/15/2027	6,926,766	0.1
4,000,000		Southern California Gas Co., 3.200%, 06/15/2025	3,990,276	0.1
7,000,000		Southern Co/The, 1.550%, 07/01/2018	6,979,955	0.1
3,210,000		Southern Co/The, 1.850%, 07/01/2019	3,167,592	0.1
2,445,000		Virginia Electric & Power Co., 3.150%, 01/15/2026	2,366,337	0.0
5,095,000		Virginia Electric & Power Co., 3.500%, 03/15/2027	5,037,927	0.1
			92,568,727	1.5

	Total Corporate Bonds/Notes (Cost $1,157,706,745)		1,144,407,031	18.3

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
6,236,062	(6)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	6,282,904	0.1

	Total Asset-Backed Securities (Cost $6,236,062)		6,282,904	0.1

BANK LOANS: 1.4%
		Chemicals: 0.1%
4,044,863		HB Fuller Co. 1st Lien Term Loan B, 4.072%, (US0003M + 2.250%), 10/20/2024	4,070,503	0.1

		Commercial Services: 0.1%
4,875,000		Global Payments, Inc. - TL A 1L, 3.539%, (US0003M + 1.750%), 05/02/2022	4,886,427	0.1

		Consumer, Cyclical: 0.0%
525,000		Dollar Tree, Inc. - TL B2 1L, 4.250%, 07/06/2022	527,702	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Diversified Financial Services: 0.1%
1,370,000	Institutional Shareholder Services, Inc. - TL 1L, 5.470%, (US0003M + 3.750%), 10/16/2024	$1,378,278	0.0
4,260,000	Vantiv LLC, 4.070%, (US0003M + 2.250%), 09/20/2022	4,265,325	0.1
		5,643,603	0.1

	Entertainment: 0.0%
366,728	Kasima LLC - Term Loan B, 4.200%, (US0003M + 2.500%), 05/17/2021	369,325	0.0

	Household Products/Wares: 0.0%
541,500	Prestige Brands, Inc. Term Loan B4, 3.648%, (US0003M + 2.750%), 01/26/2024	543,531	0.0

	Insurance: 0.6%
38,878,472	HUB International Ltd., 4.839%, (US0003M + 3.250%), 10/02/2020	39,121,462	0.6

	Machinery - Diversified: 0.1%
8,421,667	Manitowoc Foodservice, Inc. Term Loan B, 4.398%, (US0003M + 3.000%), 03/04/2023	8,497,108	0.1

	Oil & Gas: 0.1%
7,139,125	Eagleclaw TL 1L, 6.039%, (US0003M + 4.250%), 06/24/2024	7,195,346	0.1

	Pharmaceuticals: 0.3%
14,550,050	Change Healthcare Holdings LLC - TL B 1L, 4.398%, (US0003M + 2.750%), 03/01/2024	14,601,586	0.3
1,750,000	NVA Holdings Inc. - TL B3 1L, 4.860%, (US0003M + 3.750%), 02/02/2025	1,755,469	0.0
		16,357,055	0.3

	Software: 0.0%
1,002,857	Fiserv, Inc. TL, 2.898%, (US0003M + 1.250%), 10/25/2018	1,000,350	0.0
1,935,000	Kronos Inc./MA - TL B 1L, 5.360%, (US0003M + 3.000%), 11/01/2023	1,948,183	0.0
		2,948,533	0.0

	Total Bank Loans (Cost $89,026,950)	90,160,595	1.4

U.S. TREASURY OBLIGATIONS: 6.1%
	U.S. Treasury Notes: 6.1%
398,750,000	2.250%, 11/15/2027	381,733,846	6.1

	Total U.S. Treasury Obligations (Cost $390,038,038)	381,733,846	6.1

PURCHASED OPTIONS (9): 0.0%
	Total Purchased Options (Cost $1,011,050)	1,464,138	0.0

	Total Long-Term Investments (Cost $5,500,910,489)	6,139,028,318	97.9

SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateral(10): 1.0%
1,372,653	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $1,372,919, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,400,175, due 04/19/18-09/09/49)	1,372,653	0.0
15,445,975	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $15,449,022, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $15,754,895, due 03/31/18-02/20/68)	15,445,975	0.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(10) (continued)
15,445,975		Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $15,449,039, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $15,754,895, due 04/30/18-12/01/51)	$15,445,975	0.2
1,875,858		Deutsche Bank AG, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,876,232, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,913,375, due 07/25/42-01/20/48)	1,875,858	0.0
15,445,975		RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $15,449,022, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $15,754,895, due 06/28/18-12/20/47)	15,445,975	0.3
15,446,000		State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $15,449,555, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $15,810,177, due 04/15/19-02/15/47)	15,446,000	0.3
			65,032,436	1.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.9%
180,707,239	(11)	T. Rowe Price Reserve Investment Fund, 1.660%
		(Cost $180,707,239)	$180,707,239	2.9

	Total Short-Term Investments (Cost $245,739,675)		245,739,675	3.9

	Total Investments in Securities (Cost $5,746,650,164)		$6,384,767,993	101.8
	Liabilities in Excess of Other Assets		(113,823,618)	(1.8)
	Net Assets		$6,270,944,375	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security is a Master Limited Partnership.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of this security is pledged to cover open written call options at March 31, 2018.
(5)	Preferred Stock may be called prior to convertible date.
(6)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(7)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(8)	Step Bond. Interest rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Rate shown is the rate in effect as of March 31, 2018.
(9)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2018.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$471,973,042	$–	$–	$471,973,042
Consumer Staples	500,214,823	–	–	500,214,823
Energy	65,211,850	13,019,779	–	78,231,629
Financials	492,282,559	–	–	492,282,559
Health Care	854,552,714	–	–	854,552,714
Industrials	397,717,500	–	–	397,717,500
Information Technology	964,904,763	–	–	964,904,763
Materials	29,672,742	–	–	29,672,742
Real Estate	141,027,487	–	–	141,027,487
Utilities	340,067,107	–	–	340,067,107
Total Common Stock	4,257,624,587	13,019,779	–	4,270,644,366
Preferred Stock	244,335,438	–	–	244,335,438
Purchased Options	–	1,464,138	–	1,464,138
Corporate Bonds/Notes	–	1,144,407,031	–	1,144,407,031
Bank Loans	–	90,160,595	–	90,160,595
U.S. Treasury Obligations	–	381,733,846	–	381,733,846
Asset-Backed Securities	–	6,282,904	–	6,282,904
Short-Term Investments	180,707,239	65,032,436	–	245,739,675
Total Investments, at fair value	$4,682,667,264	$1,702,100,729	$–	$6,384,767,993
Other Financial Instruments+
Forward Foreign Currency Contracts	–	9,639	–	9,639
Total Assets	$4,682,667,264	$1,702,110,368	$–	$6,384,777,632
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(21,220,357)	$–	$(21,220,357)
Total Liabilities	$–	$(21,220,357)	$–	$(21,220,357)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,288,276	GBP 915,293	Barclays Bank PLC	04/03/18	$4,122
USD 1,724,402	GBP 1,225,153	Barclays Bank PLC	04/03/18	5,517
				$9,639

At March 31, 2018, the following OTC purchased equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value

AT&T, Inc.	Goldman Sachs & Co.	Call	04/20/18	39.000	USD	2,839	9,979,000	$326,600	$11,356
AT&T, Inc.	Goldman Sachs & Co.	Call	06/15/18	40.000	USD	2,839	9,979,000	298,639	42,585
CVS Health Corp.	Citigroup Global Markets	Call	05/18/18	85.000	USD	284	1,766,764	123,994	1,704

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
Dr Pepper Snapple Group, Inc.	Citigroup Global Markets	Call	05/18/18	92.500	USD	283	3,350,154	$73,028	$738,630
Dr Pepper Snapple Group, Inc.	Citigroup Global Markets	Call	05/18/18	95.000	USD	283	3,350,154	54,261	669,295
Kraft Heinz Co.	Credit Suisse Securities (USA) LLC	Call	04/20/18	85.000	USD	568	3,538,072	134,528	568
								$1,011,050	$1,464,138

At March 31, 2018, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Abbott Laboratories	Deutsche Bank AG	Call	01/18/19	67.500	USD	1,029	6,165,768	$188,616	$(186,249)
Alphabet, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	1,260.000	USD	28	2,903,992	150,340	(90,160)
Alphabet, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/18/19	1,200.000	USD	243	25,202,502	1,400,744	(1,091,313)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/18/19	1,260.000	USD	103	10,627,437	526,055	(287,370)
Alphabet, Inc. - Class C	Credit Suisse Securities (USA) LLC	Call	01/18/19	1,200.000	USD	246	25,382,034	1,159,718	(984,000)
American Tower Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	160.000	USD	411	5,942,197	220,423	(209,610)
American Tower Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	165.000	USD	410	5,927,739	164,765	(157,850)
Anthem Inc.	Citigroup Global Markets	Call	01/18/19	260.000	USD	337	7,403,890	380,355	(213,995)
Anthem Inc.	Citigroup Global Markets	Call	01/18/19	270.000	USD	748	16,433,560	668,062	(308,550)
Apple Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	200.000	USD	1,487	24,948,886	992,097	(780,675)
Broadcom Inc.	JPMorgan Chase Bank N.A.	Call	01/18/19	270.000	USD	1,024	24,130,560	1,886,208	(1,413,120)
Crown Castle International Corp.	Citigroup Global Markets	Call	01/18/19	120.000	USD	695	7,617,895	254,985	(250,200)
Crown Castle International Corp.	Citigroup Global Markets	Call	01/18/19	125.000	USD	696	7,628,856	152,136	(154,860)
Mastercard Inc. - Class A	Goldman Sachs & Co.	Call	01/18/19	180.000	USD	597	10,442,187	748,540	(883,560)
Mastercard Inc. - Class A	Goldman Sachs & Co.	Call	01/18/19	185.000	USD	597	10,442,187	629,388	(710,430)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	100.000	USD	1,764	16,100,028	769,580	(943,740)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	105.000	USD	677	6,178,979	307,676	(270,800)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	110.000	USD	677	6,178,979	214,609	(180,759)
Philip Morris International Inc.	Citigroup Global Markets	Call	01/18/19	115.000	USD	881	8,757,140	353,369	(146,246)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/18/19	180.000	USD	1,509	22,822,116	859,042	(443,646)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	140.000	USD	168	2,540,832	104,087	(345,660)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	145.000	USD	167	2,525,708	80,101	(291,415)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	150.000	USD	168	2,540,832	$61,794	$(244,860)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	155.000	USD	168	2,540,832	45,460	(200,760)
State Street Corp.	Citigroup Global Markets	Call	01/18/19	100.000	USD	973	9,703,729	760,973	(914,620)
Texas Instruments Inc.	Goldman Sachs & Co.	Call	01/18/19	125.000	USD	1,028	10,679,892	452,630	(283,214)
Texas Instruments Inc.	Goldman Sachs & Co.	Call	01/18/19	130.000	USD	1,028	10,679,892	332,067	(210,740)
The Priceline Group, Inc.	Citigroup Global Markets	Call	01/18/19	1,900.000	USD	38	7,905,482	540,033	(1,253,620)
The Priceline Group, Inc.	Citigroup Global Markets	Call	01/18/19	2,000.000	USD	38	7,905,482	415,321	(1,005,100)
The Priceline Group, Inc.	Citigroup Global Markets	Call	01/18/19	2,300.000	USD	67	13,938,613	470,433	(849,560)
Thermo Fisher Scientific Inc.	Bank of America N.A.	Call	01/18/19	230.000	USD	533	11,004,318	528,405	(445,055)
Thermo Fisher Scientific Inc.	Bank of America N.A.	Call	01/18/19	240.000	USD	534	11,024,964	365,376	(291,564)
UnitedHealth Group Inc.	Goldman Sachs & Co.	Call	01/18/19	260.000	USD	180	3,852,000	78,660	(108,000)
UnitedHealth Group Inc.	Goldman Sachs & Co.	Call	01/18/19	270.000	USD	1,144	24,481,600	587,228	(354,068)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/18	105.000	USD	331	3,959,422	204,252	(683,515)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/18	115.000	USD	331	3,959,422	108,607	(455,125)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	110.000	USD	331	3,959,422	150,994	(562,700)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	120.000	USD	915	10,945,230	357,985	(974,475)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	125.000	USD	888	10,622,256	321,716	(728,160)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/18/19	135.000	USD	1,346	16,100,852	574,284	(598,970)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/18/19	140.000	USD	1,293	15,466,866	579,821	(413,760)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/18/19	95.000	USD	1,473	12,539,649	260,323	(298,283)
								$19,407,258	$(21,220,357)

Currency Abbreviations
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Purchased options	$1,464,138
Foreign exchange contracts	Forward foreign currency contracts	9,639
Total Asset Derivatives		$1,473,777

Liability Derivatives	Instrument Type

Equity contracts	Written options	$21,220,357
Total Liability Derivatives		$21,220,357

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	Bank of America N.A.	Barlcays Bank PLC	Citigroup Global Markets	Credit Suisse Securities (USA) LLC	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$-	$9,639	$-	$-	$-	$-	$-	$9,639
Purchased options	-	-	1,409,629	568	-	53,941	-	1,464,138
Total Assets	$-	$9,639	$1,409,629	$568	$-	$53,941	$-	$1,473,777

Liabilities:
Written options	$736,619	$-	$9,620,185	$4,951,413	$186,249	$2,550,012	$3,175,879	$21,220,357
Total Liabilities	$736,619	$-	$9,620,185	$4,951,413	$186,249	$2,550,012	$3,175,879	$21,220,357

Net OTC derivative instruments by counterparty, at fair value	$(736,619)	$9,639	$(8,210,556)	$(4,950,845)	$(186,249)	$(2,496,071)	$(3,175,879)	$(19,746,580)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(736,619)	$9,639	$(8,210,556)	$(4,950,845)	$(186,249)	$(2,496,071)	$(3,175,879)	$(19,746,580)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $5,745,494,989.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$720,762,533
Gross Unrealized Depreciation	(102,708,171)

Net Unrealized Appreciation	$618,054,362

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Consumer Discretionary: 7.1%
80,759		Adient plc	$4,826,158	0.5
260,361		Comcast Corp. – Class A	8,896,535	1.0
102,100		Ford Motor Co.	1,131,268	0.1
100,200		Kohl's Corp.	6,564,102	0.7
81,700		L Brands, Inc.	3,121,757	0.4
126,779		Las Vegas Sands Corp.	9,115,410	1.0
309,600	(1)	Mattel, Inc.	4,071,240	0.5
465,700		News Corp - Class A	7,358,060	0.8
443,200		Twenty-First Century Fox, Inc. - Class B	16,119,184	1.8
28,300		Walt Disney Co.	2,842,452	0.3
			64,046,166	7.1

		Consumer Staples: 8.0%
185,200		Archer-Daniels-Midland Co.	8,032,124	0.9
154,375		Coty, Inc - Class A	2,825,062	0.3
102,818		CVS Health Corp.	6,396,308	0.7
15,045		Diageo PLC	508,817	0.1
55,500		Kellogg Co.	3,608,055	0.4
101,400		Kimberly-Clark Corp.	11,167,182	1.2
72,300		PepsiCo, Inc.	7,891,545	0.9
106,600		Philip Morris International, Inc.	10,596,040	1.2
163,200		Tyson Foods, Inc.	11,944,608	1.3
107,000		Walmart, Inc.	9,519,790	1.0
			72,489,531	8.0

		Energy: 9.3%
179,375	(1)	Apache Corp.	6,902,350	0.7
84,790		Chevron Corp.	9,669,452	1.1
20,740		EQT Corp.	985,357	0.1
290,124		Exxon Mobil Corp.	21,646,152	2.4
220,500		Hess Corp.	11,161,710	1.2
134,700		Occidental Petroleum Corp.	8,750,112	1.0
325,000		Total S.A. ADR	18,749,250	2.1
153,000		TransCanada Corp.	6,320,430	0.7
			84,184,813	9.3

		Financials: 26.4%
199,700		American International Group, Inc.	10,867,674	1.2
20,200		Ameriprise Financial, Inc.	2,988,388	0.3
54,219		Bank of America Corp.	1,626,028	0.2
139,400		Bank of New York Mellon Corp.	7,183,282	0.8
127,727	(2)	Brighthouse Financial, Inc.	6,565,168	0.7
87,603		Chubb Ltd.	11,981,462	1.3
169,400		Citigroup, Inc.	11,434,500	1.3
437,900		Fifth Third Bancorp	13,903,325	1.5
169,400		Franklin Resources, Inc.	5,874,792	0.7
331,644		JPMorgan Chase & Co.	36,470,890	4.0
386,900		Keycorp	7,563,895	0.8
240,822		Loews Corp.	11,976,078	1.3
58,200		Marsh & McLennan Cos., Inc.	4,806,738	0.5
267,800		Metlife, Inc.	12,289,342	1.4
369,200		Morgan Stanley	19,922,032	2.2
39,300		Northern Trust Corp.	4,053,009	0.5
67,600		PNC Financial Services Group, Inc.	10,223,824	1.1
136,900		State Street Corp.	13,653,037	1.5
258,000		US Bancorp	13,029,000	1.4
483,700		Wells Fargo & Co.	25,350,717	2.8
21,409		Willis Towers Watson PLC	3,258,236	0.4
76,600		XL Group Ltd.	4,232,916	0.5
			239,254,333	26.4

		Health Care: 11.0%
70,164		Anthem, Inc.	15,415,031	1.7
30,300		Becton Dickinson & Co.	6,566,010	0.7
120,400		Bristol-Myers Squibb Co.	7,615,300	0.8
142,200		Gilead Sciences, Inc.	10,720,458	1.2
105,900		GlaxoSmithKline PLC ADR	4,137,513	0.5
303,269		GlaxoSmithKline PLC	5,889,786	0.6
128,600		Johnson & Johnson	16,480,090	1.8
143,327		Medtronic PLC	11,497,692	1.3
158,900		Merck & Co., Inc.	8,655,283	1.0
356,376		Pfizer, Inc.	12,647,784	1.4
			99,624,947	11.0

		Industrials: 10.0%
42,200		Alaska Air Group, Inc.	2,614,712	0.3
48,400		Boeing Co.	15,869,392	1.7
72,800		Delta Air Lines, Inc.	3,990,168	0.4
113,500		Emerson Electric Co.	7,752,050	0.9
81,712	(1)	Flowserve Corp.	3,540,581	0.4
260,900		General Electric Co.	3,516,932	0.4
104,600		Harris Corp.	16,869,888	1.9
12,300		Illinois Tool Works, Inc.	1,926,918	0.2
387,691		Johnson Controls International plc	13,662,231	1.5
69,700		Pentair PLC	4,748,661	0.5
61,700		Southwest Airlines Co.	3,534,176	0.4
41,004	(2)	Stericycle, Inc.	2,399,964	0.3
98,600		United Parcel Service, Inc. - Class B	10,319,476	1.1
			90,745,149	10.0

		Information Technology: 8.4%
21,100		Analog Devices, Inc.	1,922,843	0.2
122,200		Applied Materials, Inc.	6,795,542	0.8
43,600		CA, Inc.	1,478,040	0.2
347,300		Cisco Systems, Inc.	14,895,697	1.6
133,300		Hewlett Packard Enterprise Co.	2,338,082	0.3
222,600		Microsoft Corp.	20,316,702	2.2
276,600		Qualcomm, Inc.	15,326,406	1.7
42,900		TE Connectivity Ltd.	4,285,710	0.5
61,200		Texas Instruments, Inc.	6,358,068	0.7
23,000		Western Digital Corp.	2,122,210	0.2
			75,839,300	8.4

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 5.3%
19,661		Akzo Nobel NV	$1,857,631	0.2
235,300		CF Industries Holdings, Inc.	8,877,869	1.0
261,815		DowDuPont, Inc.	16,680,234	1.9
153,793		International Paper Co.	8,217,160	0.9
92,100		Nucor Corp.	5,626,389	0.6
54,000		Vulcan Materials Co.	6,165,180	0.7
			47,424,463	5.3

		Real Estate: 2.8%
117,900		Equity Residential	7,264,998	0.8
239,033		Rayonier, Inc.	8,409,181	0.9
42,338		SL Green Realty Corp.	4,099,589	0.4
169,251		Weyerhaeuser Co.	5,923,785	0.7
			25,697,553	2.8

		Telecommunication Services: 2.9%
152,210		CenturyLink, Inc.	2,500,810	0.3
527,486		Telefonica S.A.	5,225,733	0.6
359,358		Verizon Communications, Inc.	17,184,500	1.9
303,421		Vodafone Group PLC	830,167	0.1
			25,741,210	2.9

		Utilities: 4.7%
101,485		Edison International	6,460,535	0.7
391,400		NiSource, Inc.	9,358,374	1.1
118,805		PG&E Corp.	5,219,103	0.6
18,495		Sempra Energy	2,057,014	0.2
350,630		Southern Co.	15,659,136	1.7
72,400		Westar Energy, Inc.	3,807,516	0.4
			42,561,678	4.7

		Total Common Stock
		(Cost $686,261,258)	867,609,143	95.9

PREFERRED STOCK: 2.2%
		Health Care: 0.8%
117,212	(2)	Becton Dickinson and Co.	6,848,697	0.8

		Utilities: 1.4%
34,013	(2)	DTE Energy Co.	1,771,737	0.2
123,009	(2)	NextEra Energy, Inc.	7,092,699	0.8
40,778	(2)	Sempra Energy	4,174,444	0.4
			13,038,880	1.4

		Total Preferred Stock
		(Cost $17,661,255)	19,887,577	2.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.3%
		Consumer, Cyclical: 0.3%
2,950,000	(1),(3)	Mattel, Inc., 6.750%, 12/31/2025	$2,891,590	0.3

		Total Corporate Bonds/Notes
		(Cost $2,949,286)	2,891,590	0.3

		Total Long-Term Investments
		(Cost $706,871,799)	890,388,310	98.4

SHORT-TERM INVESTMENTS: 2.3%
		Securities Lending Collateral(4): 1.2%
529,876		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $529,979, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $540,500, due 04/19/18-09/09/49)	529,876	0.0
2,518,073		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $2,518,570, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,568,434, due 03/31/18-02/20/68)	2,518,073	0.3
2,518,073		Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $2,518,575, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $2,568,446, due 04/17/18-07/15/32)	2,518,073	0.3

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
2,518,073	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $2,518,575, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,568,435, due 04/02/18-02/20/68)	$2,518,073	0.3
2,518,100	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $2,518,680, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,577,470, due 04/15/19-02/15/47)	2,518,100	0.3
		10,602,195	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
9,875,458	(5) T. Rowe Price Reserve Investment Fund, 1.660%
	(Cost $9,875,458)	9,875,458	1.1

	Total Short-Term Investments
	(Cost $20,477,653)	20,477,653	2.3

	Total Investments in Securities (Cost $727,349,452)	$910,865,963	100.7
	Liabilities in Excess of Other Assets	(5,941,587)	(0.7)
	Net Assets	$904,924,376	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2018.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$64,046,166	$–	$–	$64,046,166
Consumer Staples	71,980,714	508,817	–	72,489,531
Energy	84,184,813	–	–	84,184,813
Financials	239,254,333	–	–	239,254,333
Health Care	93,735,161	5,889,786	–	99,624,947
Industrials	90,745,149	–	–	90,745,149
Information Technology	75,839,300	–	–	75,839,300
Materials	45,566,832	1,857,631	–	47,424,463
Real Estate	25,697,553	–	–	25,697,553
Telecommunication Services	19,685,310	6,055,900	–	25,741,210
Utilities	42,561,678	–	–	42,561,678
Total Common Stock	853,297,009	14,312,134	–	867,609,143
Preferred Stock	19,887,577	–	–	19,887,577
Corporate Bonds/Notes	–	2,891,590	–	2,891,590
Short-Term Investments	9,875,458	10,602,195	–	20,477,653
Total Investments, at fair value	$883,060,044	$27,805,919	$–	$910,865,963
Other Financial Instruments+
Forward Foreign Currency Contracts	–	333	–	333
Total Assets	$883,060,044	$27,806,252	$–	$910,866,296

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price Equity Income Portfolio:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	104,165	GBP 74,007	Barclays Bank PLC	04/03/18	$333
					$333

Currency Abbreviations
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$333
Total Asset Derivatives		$333

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

Barclays Bank PLC
Assets:
Forward foreign currency contracts	$333
Total Assets	$333

Net OTC derivative instruments by counterparty, at fair value	$333

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$333

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $733,136,763.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$218,320,595
Gross Unrealized Depreciation	(40,590,798)

Net Unrealized Appreciation	$177,729,797

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Australia: 1.8%
234,782		Amcor Ltd.	$2,570,940	1.0
744,066		South32 Ltd.	1,869,967	0.8
			4,440,907	1.8

		Austria: 1.6%
77,687	(1)	Erste Group Bank AG	3,905,589	1.6

		Belgium: 0.9%
19,139		Anheuser-Busch InBev SA/NV	2,104,273	0.9

		Bermuda: 0.4%
56,188	(1)	Liberty Latin America Ltd.	1,072,629	0.4

		Brazil: 1.2%
245,036		BB Seguridade Participacoes SA	2,174,667	0.9
20,203	(1)	Pagseguro Digital Ltd.	774,179	0.3
			2,948,846	1.2

		Canada: 4.2%
29,845		Alimentation Couche-Tard, Inc.	1,335,942	0.5
75,100		Canadian Natural Resources Ltd.	2,360,810	1.0
8,100		Canadian Pacific Railway Ltd.	1,428,432	0.6
30,500		Magna International, Inc.	1,718,675	0.7
15,000		Restaurant Brands International, Inc.	853,800	0.3
111,430	(1)	Seven Generations Energy Ltd.	1,383,848	0.6
27,400		TransCanada Corp.	1,131,894	0.5
			10,213,401	4.2

		China: 7.1%
21,621	(1)	Alibaba Group Holding Ltd. ADR	3,968,319	1.6
493,000		China Mengniu Dairy Co., Ltd.	1,701,381	0.7
494,000		China Overseas Land & Investment Ltd.	1,732,354	0.7
31,844	(1)	Ctrip.com International Ltd. ADR	1,484,567	0.6
138,400		Gree Electric Appliances, Inc. of Zhuhai	1,041,349	0.5
17,289		Kweichow Moutai Co. Ltd.	1,907,579	0.8
100,200		Tencent Holdings Ltd.	5,378,693	2.2
			17,214,242	7.1

		Denmark: 0.8%
2,649	(1)	Genmab A/S	570,714	0.2
38,336		GN Store Nord A/S	1,359,695	0.6
			1,930,409	0.8

		Finland: 1.1%
48,833		Sampo OYJ	2,720,622	1.1

		France: 5.8%
17,469		Air Liquide SA	2,143,757	0.9
28,992		BNP Paribas	2,150,069	0.9
1,247		Dassault Aviation SA	2,382,289	1.0
25,471		Schneider Electric SE	2,243,014	0.9
31,573		Thales S.A.	3,846,335	1.6
20,517		Total SA	1,176,029	0.5
			13,941,493	5.8

		Germany: 7.9%
44,283		Bayer AG	4,992,194	2.1
6,382		Beiersdorf AG	723,258	0.3
41,529		Fresenius SE & Co. KGaA	3,175,510	1.3
36,953		Infineon Technologies AG	993,787	0.4
6,196	(1)	Linde AG	1,309,274	0.5
17,010		Merck KGaA	1,632,076	0.7
46,057	(2)	Scout24 AG	2,147,498	0.9
23,833	(1),(2)	Siemens Healthineers AG	979,466	0.4
382,771		Telefonica Deutschland Holding AG	1,798,606	0.7
11,860		Wirecard AG	1,405,906	0.6
			19,157,575	7.9

		Hong Kong: 5.1%
581,600		AIA Group Ltd.	4,971,911	2.0
375,740		CK Hutchison Holdings Ltd.	4,514,618	1.9
48,200		Jardine Matheson Holdings Ltd.	2,970,389	1.2
			12,456,918	5.1

		India: 4.7%
25,073		Axis Bank Ltd. GDR	995,398	0.4
171,254		Axis Bank Ltd.	1,351,304	0.6
132,707		Housing Development Finance Corp.	3,738,106	1.5
1,164,804		NTPC Ltd.	3,045,363	1.3
410,665		Power Grid Corp. of India Ltd.	1,223,758	0.5
207,142		Wipro Ltd.	897,318	0.4
			11,251,247	4.7

		Indonesia: 1.6%
1,563,000		Bank Central Asia Tbk PT	2,655,204	1.1
4,687,800		Sarana Menara Nusantara Tbk PT	1,218,981	0.5
			3,874,185	1.6

		Italy: 1.0%
279,994		Banca Mediolanum SpA	2,446,181	1.0

		Japan: 14.9%
135,100		Astellas Pharma, Inc.	2,066,488	0.9
28,700		Bridgestone Corp.	1,262,624	0.5
34,100		Chugai Pharmaceutical Co., Ltd.	1,731,200	0.7

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,200		Disco Corp.	$470,235	0.2
86,300	(3)	Fujitsu General Ltd.	1,545,769	0.6
105,100		Inpex Corp.	1,304,221	0.5
61,600		Japan Tobacco, Inc.	1,759,728	0.7
40,800	(3)	Kansai Paint Co., Ltd.	953,627	0.4
24,200		Koito Manufacturing Co., Ltd.	1,689,988	0.7
8,200		Kusuri no Aoki Holdings Co. Ltd.	594,428	0.3
12,300		Mabuchi Motor Co., Ltd.	611,899	0.3
207,800		Mitsubishi Electric Corp.	3,372,709	1.4
11,300		Murata Manufacturing Co., Ltd.	1,559,763	0.6
75,200		Nippon Telegraph & Telephone Corp.	3,508,311	1.5
91,700	(1)	Renesas Electronics Corp.	921,840	0.4
33,600		Sega Sammy Holdings, Inc.	544,398	0.2
84,000		Seven & I Holdings Co., Ltd.	3,597,917	1.5
146,300		Sumitomo Corp.	2,450,896	1.0
24,000	(3)	Suzuki Motor Corp.	1,303,041	0.5
19,600		Terumo Corp.	1,019,432	0.4
39,900		Tokio Marine Holdings, Inc.	1,809,180	0.8
405,400	(3)	Yahoo! Japan Corp.	1,897,636	0.8
			35,975,330	14.9

		Malaysia: 0.3%
1,120,200		Astro Malaysia Holdings Bhd	592,496	0.3

		Mexico: 0.5%
179,426		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,286,484	0.5

		Netherlands: 1.8%
13,235		Airbus SE	1,532,055	0.7
59,642	(1),(3)	Altice NV	492,909	0.2
11,211		ASML Holding NV	2,223,072	0.9
			4,248,036	1.8

		Peru: 0.3%
3,475		Credicorp Ltd.	788,964	0.3

		Singapore: 0.3%
72,000	(1),(3)	Sea Ltd. ADR	811,440	0.3

		South Africa: 0.6%
272,389		FirstRand Ltd.	1,539,204	0.6

		South Korea: 3.6%
1,406		LG Household & Health Care Ltd.	1,576,523	0.6
4,135		NAVER Corp.	3,077,366	1.3
3,634	(2)	Netmarble Games Corp.	504,726	0.2
1,549		Samsung Electronics Co., Ltd.	3,619,202	1.5
			8,777,817	3.6

		Spain: 2.9%
39,820		Amadeus IT Group SA	2,946,807	1.2
263,136		CaixaBank SA	1,254,544	0.5
132,134		Grifols SA ADR	2,801,241	1.2
			7,002,592	2.9

		Sweden: 2.9%
130,086	(1)	Essity AB	3,605,097	1.5
41,728		Hexagon AB	2,490,702	1.0
77,526		Svenska Handelsbanken AB	970,380	0.4
			7,066,179	2.9

		Switzerland: 6.3%
652		dorma+kaba Holding AG	510,580	0.2
40,330		Julius Baer Group Ltd.	2,481,968	1.0
59,897		Nestle SA	4,734,351	2.0
16,588		Roche Holding AG	3,805,240	1.6
210,859		UBS Group AG	3,715,109	1.5
			15,247,248	6.3

		Taiwan: 2.4%
13,000		Largan Precision Co. Ltd.	1,513,351	0.6
500,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,235,100	1.8
			5,748,451	2.4

		Thailand: 0.7%
611,300		CP ALL PCL	1,708,767	0.7

		United Arab Emirates: 1.1%
43,444		DP World Ltd.	978,307	0.4
488,536		First Abu Dhabi Bank PJSC	1,556,165	0.7
			2,534,472	1.1

		United Kingdom: 10.3%
23,900		AstraZeneca PLC ADR	835,783	0.3
109,452		BAE Systems PLC	895,501	0.4
88,841		British American Tobacco PLC	5,135,608	2.1
66,563		Burberry Group PLC	1,586,625	0.6
15,423		Capita Group PLC	31,170	0.0
657,985	(2)	ConvaTec Group PLC	1,835,735	0.8
15,598	(1)	LivaNova PLC	1,380,423	0.6
33,058		London Stock Exchange Group PLC	1,914,145	0.8
18,760		Playtech Ltd.	192,943	0.1
94,420		Prudential PLC	2,359,426	1.0
14,317		Reckitt Benckiser Group PLC	1,208,463	0.5
71,914		Shire PLC	3,579,139	1.5
67,069		Smith & Nephew PLC	1,254,657	0.5
985,601		Vodafone Group PLC	2,696,629	1.1
			24,906,247	10.3

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: 4.1%
2,172	(1)	Booking Holdings, Inc.	$4,518,607	1.9
34,428	(1)	Liberty Global PLC - Class C	1,047,644	0.4
15,200		Mastercard, Inc. - Class A	2,662,432	1.1
16,399		Philip Morris International, Inc.	1,630,061	0.7
			9,858,744	4.1

	Total Common Stock (Cost $194,054,066)		237,770,988	98.2

PREFERRED STOCK: 0.2%
		United States: 0.2%
9,427	(1),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17	470,752	0.2

	Total Preferred Stock (Cost $258,547)		470,752	0.2

	Total Long-Term Investments (Cost $194,312,613)		238,241,740	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateral(6): 2.2%
271,853	Bank of Montreal, Repurchase Agreement dated 03/29/18, 1.76%, due 04/02/18 (Repurchase Amount $271,905, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $277,290, due 04/26/18-09/09/49)	271,853	0.1
1,293,056	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $1,293,311, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,318,917, due 03/31/18-02/20/68)	1,293,056	0.6
1,293,056	Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $1,293,312, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,318,917, due 04/30/18-12/01/51)	1,293,056	0.5
1,293,056	Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,293,314, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,318,923, due 04/17/18-07/15/32)	1,293,056	0.5
1,293,056	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,293,314, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,318,917, due 04/02/18-02/20/68)	1,293,056	0.5
		5,444,077	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
910,990	(7) T. Rowe Price Reserve Investment Fund, 1.660%
	(Cost $910,990)	910,990	0.4

	Total Short-Term Investments (Cost $6,355,067)	6,355,067	2.6

	Total Investments in Securities (Cost $200,667,680)	$244,596,807	101.0
	Liabilities in Excess of Other Assets	(2,326,198)	(1.0)
	Net Assets	$242,270,609	100.0

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding 144A securities. As of March 31, 2018, the Portfolio held restricted securities with a fair value of $470,752 or 0.19% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	19.2%
Information Technology	18.5
Consumer Staples	13.8
Health Care	13.8
Industrials	11.6
Consumer Discretionary	8.5
Telecommunication Services	3.8
Materials	3.6
Energy	3.1
Utilities	1.8
Real Estate	0.7
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,440,907	$–	$4,440,907
Austria	–	3,905,589	–	3,905,589
Belgium	–	2,104,273	–	2,104,273
Bermuda	1,072,629	–	–	1,072,629
Brazil	2,948,846	–	–	2,948,846
Canada	10,213,401	–	–	10,213,401
China	5,452,886	11,761,356	–	17,214,242
Denmark	–	1,930,409	–	1,930,409
Finland	–	2,720,622	–	2,720,622
France	–	13,941,493	–	13,941,493
Germany	979,466	18,178,109	–	19,157,575
Hong Kong	–	12,456,918	–	12,456,918
India	995,398	10,255,849	–	11,251,247
Indonesia	1,218,981	2,655,204	–	3,874,185
Italy	–	2,446,181	–	2,446,181
Japan	–	35,975,330	–	35,975,330
Malaysia	–	592,496	–	592,496
Mexico	1,286,484	–	–	1,286,484
Netherlands	–	4,248,036	–	4,248,036
Peru	788,964	–	–	788,964

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Singapore	$811,440	$–	$–	$811,440
South Africa	–	1,539,204	–	1,539,204
South Korea	–	8,777,817	–	8,777,817
Spain	2,801,241	4,201,351	–	7,002,592
Sweden	–	7,066,179	–	7,066,179
Switzerland	–	15,247,248	–	15,247,248
Taiwan	–	5,748,451	–	5,748,451
Thailand	–	1,708,767	–	1,708,767
United Arab Emirates	1,556,165	978,307	–	2,534,472
United Kingdom	2,247,376	22,658,871	–	24,906,247
United States	9,858,744	–	–	9,858,744
Total Common Stock	42,232,021	195,538,967	–	237,770,988
Preferred Stock	–	–	470,752	470,752
Short-Term Investments	910,990	5,444,077	–	6,355,067
Total Investments, at fair value	$43,143,011	$200,983,044	$470,752	$244,596,807
Other Financial Instruments+
Forward Foreign Currency Contracts	–	628	–	628
Total Assets	$43,143,011	$200,983,672	$470,752	$244,597,435
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(13,355)	$–	$(13,355)
Total Liabilities	$–	$(13,355)	$–	$(13,355)

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $12,655,973 and $697,481 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, T. Rowe Price International Stock held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	$258,547	$470,752
		$258,547	$470,752

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 106,612	GBP 75,746	Barclays Bank PLC	04/03/18	$341
USD 1,218,349	GBP 877,000	Citibank N.A.	04/16/18	(12,761)
USD 1,813,363	JPY 192,849,000	Citibank N.A.	04/16/18	(525)
USD 27,313	JPY 2,883,442	The Bank of New York Mellon	04/02/18	215
USD 4,414	CHF 4,217	The Bank of New York Mellon	04/03/18	3
USD 465	EUR 378	The Bank of New York Mellon	04/03/18	1
USD 9,005	EUR 7,308	The Bank of New York Mellon	04/03/18	12
GBP 11,066	USD 15,594	The Bank of New York Mellon	04/03/18	(69)
USD 48,831	SEK 407,260	The Bank of New York Mellon	04/03/18	56
				$(12,727)

Currency Abbreviations
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$628
Total Asset Derivatives		$628

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$13,355
Total Liability Derivatives		$13,355

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	Barclays Bank PLC	Citibank N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$341	$-	$287	$628
Total Assets	$341	$-	$287	$628

Liabilities:
Forward foreign currency contracts	$-	$13,286	$69	$13,355
Total Liabilities	$-	$13,286	$69	$13,355

Net OTC derivative instruments by counterparty, at fair value	$341	$(13,286)	$218	$(12,727)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$341	$(13,286)	$218	$(12,727)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $204,278,777.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,675,850
Gross Unrealized Depreciation	(6,823,901)

Net Unrealized Appreciation	$40,851,949

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Canada: 2.9%
119,550		Barrick Gold Corp.	$1,488,398	0.9
99,100		Husky Energy, Inc.	1,418,406	0.8
95,482		Wheaton Precious Metals Corp.	1,945,436	1.2
			4,852,240	2.9

		China: 4.7%
12,060	(1)	Baidu, Inc. ADR	2,691,671	1.6
791,000		China Life Insurance Co., Ltd.	2,211,471	1.3
88,500		China Mobile Ltd.	811,138	0.5
11,144	(2)	China Telecom Corp., Ltd. ADR	495,685	0.3
1,754,000		China Telecom Corp., Ltd.	777,955	0.5
1,050,100		Kunlun Energy Co. Ltd.	911,979	0.5
			7,899,899	4.7

		Denmark: 0.5%
12,686		Vestas Wind Systems A/S	907,708	0.5

		France: 6.6%
93,382		AXA S.A.	2,482,377	1.5
34,260		BNP Paribas	2,540,749	1.5
16,445		Cie de Saint-Gobain	868,380	0.5
87,463		Credit Agricole SA	1,426,087	0.8
20,366		Sanofi	1,634,171	1.0
91,201		Veolia Environnement	2,166,699	1.3
			11,118,463	6.6

		Germany: 3.3%
36,878	(3)	Innogy SE	1,747,992	1.0
18,320		Merck KGaA	1,757,768	1.0
16,905		Siemens AG	2,157,035	1.3
			5,662,795	3.3

		Hong Kong: 1.2%
145,000		CK Hutchison Holdings Ltd.	1,742,214	1.0
290,200		Value Partners Group Ltd.	273,437	0.2
			2,015,651	1.2

		Indonesia: 0.6%
1,312,500		Matahari Department Store Tbk PT	1,048,363	0.6

		Ireland: 0.9%
57,527	(1)	Bank of Ireland Group PLC	504,103	0.3
12,340		Medtronic PLC	989,915	0.6
			1,494,018	0.9

		Israel: 1.9%
184,301		Teva Pharmaceutical Industries Ltd. ADR	3,149,704	1.9

		Italy: 2.0%
190,871		ENI S.p.A.	3,362,246	2.0

		Japan: 5.8%
33,500		Mitsui Fudosan Co., Ltd.	808,732	0.5
142,000		Nissan Motor Co., Ltd.	1,465,744	0.9
176,300		Panasonic Corp.	2,531,755	1.5
2,700		Ryohin Keikaku Co., Ltd.	902,045	0.5
21,800		Seven & I Holdings Co., Ltd.	933,745	0.5
20,200		SoftBank Group Corp.	1,506,744	0.9
30,700		Suntory Beverage & Food Ltd.	1,494,492	0.9
7,400		Taiheiyo Cement Corp.	265,803	0.1
			9,909,060	5.8

		Luxembourg: 1.7%
208,419	(1),(2)	SES S.A. - Luxembourg	2,821,157	1.7

		Netherlands: 5.6%
409,139		Aegon NV	2,760,389	1.6
21,412		Akzo Nobel NV	2,023,070	1.2
28,524	(1)	QIAGEN NV	922,135	0.5
119,125		Royal Dutch Shell PLC - Class B	3,833,248	2.3
			9,538,842	5.6

		Portugal: 0.8%
72,878		Galp Energia SGPS SA	1,374,386	0.8

		Russia: 0.5%
45,343		MMC Norilsk Nickel PJSC ADR	847,914	0.5

		Singapore: 1.9%
1,261,000		Singapore Telecommunications Ltd.	3,256,785	1.9

		South Korea: 4.1%
5,294		Hyundai Motor Co.	714,724	0.4
43,400		KB Financial Group, Inc.	2,517,080	1.5
1,632		Samsung Electronics Co., Ltd.	3,813,129	2.2
			7,044,933	4.1

		Spain: 0.7%
113,117		Telefonica S.A.	1,120,635	0.7

		Sweden: 2.2%
140,262	(1)	Arjo AB	409,943	0.2
140,262		Getinge AB	1,597,250	1.0
270,096	(2)	Telefonaktiebolaget LM Ericsson	1,719,960	1.0
			3,727,153	2.2

		Switzerland: 2.8%
9,160		Roche Holding AG	2,101,278	1.2
151,970		UBS Group AG	2,677,548	1.6
			4,778,826	2.8

		Thailand: 1.4%
276,600		Bangkok Bank PCL	1,757,277	1.0
92,400		Bangkok Bank PCL - Foreign Reg	635,024	0.4
			2,392,301	1.4

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: 11.1%
376,891		BAE Systems PLC	$3,083,599	1.8
354,308		Barclays PLC	1,035,323	0.6
482,898		BP PLC	3,257,190	1.9
317,510		HSBC Holdings PLC (HKD)	3,001,248	1.8
564,898		Kingfisher PLC	2,317,376	1.4
331,668		Man Group PLC	799,776	0.5
325,000		Standard Chartered PLC	3,257,261	1.9
767,755		Vodafone Group PLC	2,100,597	1.2
			18,852,370	11.1

		United States: 34.9%
20,600		Advance Auto Parts, Inc.	2,442,130	1.4
19,051		Allergan plc	3,206,093	1.9
22,320		Ally Financial, Inc.	605,988	0.4
1,998	(1)	Alphabet, Inc. - Class A	2,072,206	1.2
23,230		AmerisourceBergen Corp.	2,002,658	1.2
3,685		Amgen, Inc.	628,219	0.4
45,410		Apache Corp.	1,747,377	1.0
15,200		Apple, Inc.	2,550,256	1.5
27,060		Capital One Financial Corp.	2,592,889	1.5
28,610		Cardinal Health, Inc.	1,793,275	1.1
8,400	(1)	Celgene Corp.	749,364	0.4
53,690		Citigroup, Inc.	3,624,075	2.1
63,720		Comcast Corp. – Class A	2,177,312	1.3
24,000	(1)	CommScope Holding Co., Inc.	959,280	0.6
50,190		ConocoPhillips	2,975,765	1.7
126,200		Coty, Inc - Class A	2,309,460	1.4
8,381		DXC Technology Co.	842,542	0.5
33,630		Eli Lilly & Co.	2,601,953	1.5
39,750		Gilead Sciences, Inc.	2,996,752	1.8
22,700		Helmerich & Payne, Inc.	1,510,912	0.9
16,610		JPMorgan Chase & Co.	1,826,602	1.1
84,900	(2)	Mattel, Inc.	1,116,435	0.7
18,610		Microsoft Corp.	1,698,535	1.0
60,070	(1)	Navistar International Corp.	2,100,648	1.2
12,094	(1),(2)	Netscout Systems, Inc.	318,677	0.2
68,170		Oracle Corp.	3,118,777	1.8
26,740		Perrigo Co. PLC	2,228,512	1.3
74,830		Twenty-First Century Fox, Inc. - Class A	2,745,513	1.6
17,840		United Parcel Service, Inc. - Class B	1,867,134	1.1
28,200		Walgreens Boots Alliance, Inc.	1,846,254	1.1
			59,255,593	34.9

	Total Common Stock (Cost $153,489,684)		166,431,042	98.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.6%
		United States: 0.6%
976,000	(2),(3)	Chesapeake Energy Corp., 8.000%, 12/15/2022	$1,033,340	0.6

	Total Corporate Bonds/Notes (Cost $937,165)		1,033,340	0.6

	Total Long-Term Investments (Cost $154,426,849)		167,464,382	98.7

SHORT-TERM INVESTMENTS: 3.6%
		U.S. Government Agency Obligations: 0.9%
1,500,000	(4)	Federal Home Loan Bank Discount Notes, 04/02/2018
		(Cost $1,499,942)	1,500,000	0.9

		Securities Lending Collateral(5): 2.5%
193,464		Bank of Montreal, Repurchase Agreement dated 03/29/18, 1.76%, due 04/02/18 (Repurchase Amount $193,501, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $197,333, due 04/26/18-09/09/49)	193,464	0.1
1,000,000		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $1,000,197, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 03/31/18-02/20/68)	1,000,000	0.6
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $1,000,198, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/30/18-12/01/51)	1,000,000	0.6

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,000,000	Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,000,199, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,020,005, due 04/17/18-07/15/32)	$1,000,000	0.6
1,000,000	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,000,199, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 04/02/18-02/20/68)	1,000,000	0.6
		4,193,464	2.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
380,405	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $380,405)	380,405	0.2

	Total Short-Term Investments (Cost $6,073,811)	6,073,869	3.6

	Total Investments in Securities (Cost $160,500,660)	$173,538,251	102.3
	Liabilities in Excess of Other Assets	(3,930,104)	(2.3)
	Net Assets	$169,608,147	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2018.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	21.6%
Health Care	17.0
Energy	12.5
Consumer Discretionary	12.0
Information Technology	11.6
Industrials	7.4
Telecommunication Services	6.0
Materials	3.9
Consumer Staples	3.9
Utilities	2.3
Real Estate	0.5
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Canada	$4,852,240	$–	$–	$4,852,240
China	3,187,356	4,712,543	–	7,899,899
Denmark	–	907,708	–	907,708
France	–	11,118,463	–	11,118,463
Germany	–	5,662,795	–	5,662,795
Hong Kong	–	2,015,651	–	2,015,651
Indonesia	–	1,048,363	–	1,048,363
Ireland	989,915	504,103	–	1,494,018
Israel	3,149,704	–	–	3,149,704
Italy	–	3,362,246	–	3,362,246
Japan	–	9,909,060	–	9,909,060
Luxembourg	–	2,821,157	–	2,821,157
Netherlands	–	9,538,842	–	9,538,842
Portugal	–	1,374,386	–	1,374,386
Russia	847,914	–	–	847,914
Singapore	–	3,256,785	–	3,256,785
South Korea	–	7,044,933	–	7,044,933
Spain	–	1,120,635	–	1,120,635
Sweden	–	3,727,153	–	3,727,153
Switzerland	–	4,778,826	–	4,778,826
Thailand	–	2,392,301	–	2,392,301
United Kingdom	–	18,852,370	–	18,852,370
United States	59,255,593	–	–	59,255,593
Total Common Stock	72,282,722	94,148,320	–	166,431,042
Corporate Bonds/Notes	–	1,033,340	–	1,033,340
Short-Term Investments	380,405	5,693,464	–	6,073,869
Total Investments, at fair value	$72,663,127	$100,875,124	$–	$173,538,251

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $9,061,703 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $161,476,062.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,456,467
Gross Unrealized Depreciation	(15,407,131)

Net Unrealized Appreciation	$12,049,336

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Investors Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2018